                           Registration No. 33-7724
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933

                     Post-Effective Amendment No. 13 /   /

                                    and/or
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

                               Amendment No. 13

           Massachusetts Mutual Variable Annuity Separate Account 1
           --------------------------------------------------------
                          (Exact Name of Registrant)

                  Massachusetts Mutual Life Insurance Company
                  -------------------------------------------
                              (Name of Depositor)

             1295 State Street, Springfield, Massachusetts  01111
             ----------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

                                (413) 788-8411

                               Thomas F. English
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box)


       immediately upon filing pursuant to paragraph (b) of Rule 485.
-----
  X    on May 1, 1998 pursuant to paragraph (b) of Rule 485.
-----
       60 days after filing pursuant to paragraph (a) of Rule 485. on (date)
-----
       pursuant to paragraph (a) of Rule 485.
-----

                       STATEMENT PURSUANT TO RULE 24f-2

The Registrant has registered an indefinite number or amount of its variable annuity contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended December 31, 1997 was filed on March 20, 1998.

                           CROSS REFERENCE TO ITEMS
                             REQUIRED BY FORM N-4

N-4 Item                                      Caption in Prospectus
--------                                      ---------------------

1 ..........................................  Cover Page

2 ..........................................  Glossary

3 ..........................................  Table of Fees and Expenses

4 ..........................................  Condensed Financial
                                              Information; Performance
                                              Measures

5 ..........................................  MassMutual, the Separate
                                              Accounts and the Trust

6 ..........................................  Contract Charges;
                                              Distribution

7 ..........................................  Miscellaneous Provisions;
                                              An Explanation of the
                                              Contracts; Reservation of
                                              Rights; Contract Owner's
                                              Voting Rights

8 ..........................................  The Annuity (Pay-Out)
                                              Period

9 ..........................................  The Death Benefit

10 .........................................  The Accumulation (Pay-In)
                                              Period; Distribution

11 .........................................  Right to Return Contract;
                                              Redemption Privilege

12 .........................................  Federal Tax Status

13 .........................................  None

14 .........................................  Additional Information

                             Caption in Statement of Additional Information
                             ----------------------------------------------

15 ............................  Cover Page

16 ............................  Table of Contents

17 ............................  General Information

18 ............................  Service Arrangements and
                                 Distribution

21 ............................  Performance Measures

22 ............................  Contract Value Calculations

23 ............................  Reports of Independent
                                 Accountants and Financial
                                 Statements

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

                               PROSPECTUS

                               MAY 1, 1998

                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                                  FLEX EXTRA

           MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1
                       (FOR TAX QUALIFIED ARRANGEMENTS)

           MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 2
                     (FOR NON-TAX QUALIFIED ARRANGEMENTS)

This prospectus (the "Prospectus") describes two flexible purchase payment, individual, multiple fund variable annuity contracts and two single purchase payment, individual, multiple fund variable annuity contracts (the "Contracts") issued by Massachusetts Mutual Life Insurance Company ("MassMutual"). These Contracts provide for the accumulation of contract values prior to maturity and for the distribution of annuity benefits thereafter.

Purchase payments may be allocated among the Divisions of a Separate Account and the Guaranteed Principal Account, which is part of MassMutual's general account. Purchase payments allocated to a Division of a Separate Account will be invested in a fund (a "Fund") of the MML Series Investment Fund (the "MML Trust") or the Oppenheimer Variable Account Funds (the "Oppenheimer Trust"). The annuity benefits can be either fixed or variable amounts or a combination of both. The Contract value prior to maturity, except for amounts allocated to the Guaranteed Principal Account ("GPA"), and the amount of any variable annuity payments thereafter, will vary with the investment performance of the Funds which You have selected. MassMutual serves as depositor for the Separate Accounts.

The Prospectuses for the MML Trust and the Oppenheimer Trust, which are attached to this Prospectus, describe the investment objectives and risks of investing in the Funds: MML Equity Fund; MML Money Market Fund; MML Managed Bond Fund; MML Blend Fund; Oppenheimer Aggressive Growth Fund (Prior to May 1, 1998, this Fund was called Oppenheimer Capital Appreciation Fund.); Oppenheimer Global Securities Fund; and Oppenheimer Strategic Bond Fund.

This Prospectus provides the information about Separate Accounts 1 and 2 that a prospective investor should know before investing. Certain additional information about the Separate Accounts is contained in a Statement of Additional Information dated May 1, 1998, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference and is available upon written or oral (1-800-272-2216) request and without charge from the Service Center, H305, P.O. Box 9067, Springfield, Massachusetts 01102-9067.

The Securities and Exchange Commission (SEC) maintains a Web site
(http://www.sec.gov) that contains the Statement of Additional Information,
 ------------------
material incorporated by reference and other information regarding registrants that is filed with the SEC electronically.

THIS PROSPECTUS MUST BE ACCOMPANIED BY THE PROSPECTUSES FOR MML SERIES INVESTMENT FUND AND OPPENHEIMER VARIABLE ACCOUNT FUNDS, WHICH ARE ATTACHED HERETO.

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED FOR SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   Massachusetts Mutual Life Insurance Company
                                1295 State Street
                        Springfield, Massachusetts 01111
                                 (413) 788-8411

Table Of Contents

                                                                           Page
                                                                           ----
Special Terms .............................................................   4

Special Information .......................................................   4

Table of Fees and Expenses ................................................   5

Condensed Financial Information ...........................................   7

MassMutual, OppenheimerFunds, Inc., The Separate Accounts,
and The Trusts ............................................................   8
  - MassMutual ............................................................   8
  - OppenheimerFunds, Inc .................................................   8
  - The Separate Accounts .................................................   8
  - The Trusts ............................................................   8
  - The MML Trust .........................................................   8
  - The Oppenheimer Trust .................................................   9
    - Investments and Objectives ..........................................   9

An Explanation of the Contracts ...........................................   9
  - General ...............................................................   9
  - The Accumulation (Pay-In) Period ......................................  10
    - How Contracts May Be Purchased ......................................  10
    - Purchase Payments ...................................................  10
    - Wire Transfers ......................................................  10
    - Crediting and Allocation of Purchase Payments .......................  10
    - Transfers Among Divisions and the Guaranteed Principal Account ......  11
    - Automatic Transfers .................................................  11
    - Right to Return Contracts ...........................................  11
    - The Death Benefit ...................................................  11
  - The Annuity (Pay-Out) Period ..........................................  12
    - Annuity Benefits ....................................................  12
    - Fixed Annuity .......................................................  12
    - Variable Monthly Annuity ............................................  12
    - Payment Options .....................................................  12
    - Fixed Time Payment Option ...........................................  13
    - Life Income Payments ................................................  13
    - Joint and Survivor Life Income Payments .............................  13
    - Joint and Survivor Life Income Payments (Two Thirds to the Survivor)   13
    - Payments After Death of Variable Annuitant ..........................  13
    - Special Limitations .................................................  13

- Redemption Privilege ....................................................  13
  - Automatic Partial Redemptions .........................................  14
  - Tax Sheltered Annuity Redemption Restrictions .........................  14
  - Election of Right to Make Loans for TSAs ..............................  14

Charges and Deductions ....................................................  14
  - Separate Account Charges ..............................................  14
  - Mortality and Expense Risk Charge .....................................  14
  - Other Administrative Expenses .........................................  14
  - Contract Charges ......................................................  15
  - Administrative Charge .................................................  15
  - Contingent Deferred Sales Charge ......................................  15
  - Premium Taxes .........................................................  16
  - Fund Expenses .........................................................  16

The Guaranteed Principal Account ..........................................  16

Distribution ..............................................................  17

Miscellaneous Provisions ..................................................  17
  - Termination of Liability ..............................................  17
  - Adjustment of Units and Unit Values ...................................  17
  - Periodic Statements ...................................................  17

Contract Owner's Voting Rights ............................................  17

Reservation of Rights .....................................................  18

Federal Tax Status ........................................................  18
  - Introduction ..........................................................  18
  - Tax Status of MassMutual ..............................................  18
  - Taxation of Contracts In General ......................................  18
  - Penalty Taxes .........................................................  18
  - Annuity Distribution Rules of Section 72(s) ...........................  19
  - Tax Withholding .......................................................  19
  - Tax Reporting .........................................................  19
  - Taxation of Qualified Plans, TSAs, IRAs, Roth IRAs and SIMPLE IRAs ....  19

Performance Measures ......................................................  20
  - Standardized Average Annual Total Return ..............................  20
  - Additional Performance Measures .......................................  21

Additional Information ....................................................  22

Special Terms

As used in this Prospectus, the following terms mean:

Accumulated Value: The value of a Contract on or prior to the maturity date equal to:

(1) the value of the Accumulation Units credited to a Contract in each Division of a Separate Account, plus

(2) the value of amounts credited to a Contract in the Guaranteed Principal Account.

Accumulation Unit: A unit of measurement used in determining the value of amounts credited to a Contract in a Division of a Separate Account on or prior to the Contract maturity date.

Annuitant: The person on whose life the Contract is issued.

Annuity Unit: A unit of measurement used in determining the amount of each Variable Monthly Annuity payment.

Contract Date: The date the application is signed is the Contract Date. However, Contracts which are purchased in connection with a Qualified Plan may have a Contract Date which is the common anniversary date with other Contracts under that Qualified Plan.

Contract Owner: The owner of a Contract. The Contract Owner could be the Annuitant, an employer, a trust, a custodian or any entity specified in an employee benefit plan. However, if the Contract is issued for use in arrangements other than retirement plans which qualify for special federal tax treatment, the Contract Owner may only be the annuitant, a custodian for a minor annuitant under the Uniform Gifts (or Transfers) to Minors Act, or a non-individual third party. If the Contract is issued under Section 403(b),
Section 408(b) or Section 408(k) of the Internal Revenue Code, the Contract Owner must be the Annuitant.

Contract Year: A period of 12 months starting on the effective date of Your Contract and on each anniversary of the effective date.

Division: A sub-account of a Separate Account, the assets of which consist of shares of a specified Fund.

Fixed Annuity: A benefit providing for periodic payments of a fixed-dollar amount throughout the annuity period. The benefit does not vary with or reflect the investment performance of any Division of a Separate Account.

Funds: The separate series of shares in which Divisions may invest. The MML Trust is a no-load, open-end management investment company and the Oppenheimer Trust is a diversified open-end investment company.

Home Office: Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, MA 01111.

Guaranteed Principal Account ("GPA"): A part of MassMutual's general account which credits interest at a rate declared periodically in advance but not less than 3 1/2% per year.

Maturity Date: The date designated by the Contract Owner as of which Variable Monthly Annuity payments (or, if elected, Fixed Annuity payments or a payment in one sum) will begin.

Purchase Payment: An amount paid to MassMutual by or on behalf of the Annuitant.

Service Center: The office at which the administration of the Contract occurs.

Valuation Date: Every day on which the net asset value of the shares of any of the Funds is determined.

Valuation Period: The period, consisting of one or more days, from one Valuation Time to the next Valuation Time.

Valuation Time: The time of the close of the New York Stock Exchange on a Valuation Date. All actions which are to be performed on a Valuation Date will be performed as of the Valuation Time.

Variable Monthly Annuity: A benefit providing for periodic payments which vary with and reflect the investment performance of one or more Divisions of a Separate Account.

You or Your refers to the Contract Owner.


Special Information

 .   The Contracts are subject to a contingent deferred sales charge at a maximum rate of 8% of the amount redeemed or the Maturity Value, as well as certain other charges more fully described under Charges And Deductions.

 .   Certain distributions under the Contracts may be subject to a penalty tax on the amount of the distribution that is includable in gross income as described in the Federal Tax Status section.

 .   Partial or full redemption of a Contract may require MassMutual to withhold
    20% of the amount redeemed as more fully described in the Taxation of Qualified Plans, TSAs and IRAs section.

 .   The Contracts entitle the purchaser to a 10-day revocation right, as more fully described under Right to Return Contracts.

Table Of Fees And Expenses

SINGLE PURCHASE PAYMENT CONTRACT


Contract Owner Expenses
-----------------------
Sales Load Imposed on Purchases ..................................................  None
Deferred Sales Load (as a percentage of amount redeemed) .........................  5%, 4%, 3%, 2%, 1% for Contract Years 1-5
                                                                                    respectively and 0% thereafter/1/
Transfer Fee .....................................................................  None
Annual Administrative Charge/2/ ..................................................  $30


Separate Account Annual Expenses (as a percentage of average account values)
----------------------------------------------------------------------------
  Mortality and Expense Risk Fee .................................................  1.15%
  Other Administrative Expenses ..................................................  0.15%
                                                                                    ----
  Total ..........................................................................  1.30% /2/


Investment Fund Annual Expenses (as percentage of Fund average net assets)/3/
-----------------------------------------------------------------------------


                                        MML         MML              Oppenheimer   Oppenheimer    Oppenheimer
                            MML        Money       Managed     MML    Aggressive     Global        Strategic
                           Equity     Market        Bond      Blend     Growth/4/  Securities       Bond
                            Fund       Fund         Fund      Fund       Fund         Fund           Fund
                            ----       ----         ----      ----       ----         ----           ----
Management Fees...........  0.35%      0.48%       0.44%      0.37%      0.71%        0.70%          0.75%
Other Expenses............  0.00%      0.04%       0.03%      0.00%      0.02%        0.06%          0.08%
Total.....................  0.35%      0.52%       0.47%      0.37%      0.73%        0.76%          0.83%

Example
-------

You would pay the following cumulative expenses on a $1,000 investment assuming a 5% annual return on assets:


                                                               MML      MML             Oppenheimer   Oppenheimer   Oppenheimer
                                                      MML     Money   Managed    MML     Aggressive      Global      Strategic
                                                     Equity   Market    Bond     Blend     Growth      Securities      Bond
                                                      Fund     Fund     Fund     Fund       Fund          Fund         Fund
                                                      ----     ----     ----     ----       ----          ----         ----
If Your Contract is redeemed at end of year:/5/
        1...........................................  $64      $65      $65       $64        $67          $68          $68
        3...........................................   83       88       87        84         95           95           98
        5...........................................  103      112      109       104        122          124          127
        10..........................................  201      219      213       204        241          244          251
If Your Contract is not redeemed at end of year:/5/
        1...........................................   17       19       18        18         21           21           22
        3...........................................   54       59       57        54         65           66           68
        5...........................................   92      101       98        94        112          113          117
        10..........................................  201      219      213       204        241          244          251

/1/ Sales charges are subject to certain limitations. On the first redemption in each Contract Year no Sales Charge will be deducted on an amount up to 10% of the accumulated value. See CHARGES AND DEDUCTIONS - SALES CHARGE for further information.

/2/ These charges are shown on a current basis. MassMutual reserves the right to increase the charges up to $50, and 1.40% respectively. For more information please see CHARGES AND DEDUCTIONS.

/3/ The expenses listed are for the year ended December 31, 1997.

/4/ Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund was named the
    Oppenheimer Capital Appreciation Fund.

/5/ The figures shown include a portion of the $30 Annual Administrative Charge, pro-rated for a Contract with $60,000 in Accumulated Value. Expenses You would bear if the Contract were annuitized will be the same as either the "redeemed" or "not redeemed" Contract expenses shown in the Examples above, depending upon the particular situations outlined in the CHARGES AND DEDUCTIONS - SALES CHARGE section of the Prospectus.

The purpose of the table set forth above is to assist You in understanding the various costs and expenses that Contract Owners bear directly or indirectly. The table is based on estimated amounts for the most recent fiscal year and reflects expenses of the Separate Account as well as MML Series Investment Fund and Oppenheimer Variable Account Funds (see CHARGES AND DEDUCTIONS in the Prospectus and INVESTMENT MANAGER in the MML Series Prospectus). The table does not include any premium tax expenses which may apply. Premium taxes currently range up to 3.5% of premiums paid (see CHARGES AND DEDUCTIONS - PREMIUM TAXES).

The above examples should not be considered representative of past or future expenses; actual expenses may be greater or less than those shown.

Table Of Fees And Expenses

FLEXIBLE PURCHASE PAYMENT CONTRACT


Contract Owner Expenses
-----------------------
Sales Load Imposed on Purchases................................................    None
Deferred Sales Load (as a percentage of amount redeemed).......................    8%, 8%, 7%, 6%, 5%, 4%, 3%, 2%, 1%
                                                                                   for Contract Years 1-9 respectively and 0%
                                                                                   thereafter/1/
Transfer Fee...................................................................    None
Annual Administrative Charge/2/................................................    $35

Separate Account Annual Expenses (as a percentage of average account values)
----------------------------------------------------------------------------

  Mortality and Expense Risk Fee...............................................    1.15%
  Other Administrative Expenses................................................    0.15%
                                                                                   ----
  Total........................................................................    1.30% /2/

Investment Fund Annual Expenses (as a percentage of Fund average net assets)/3/
-------------------------------------------------------------------------------

                                               MML       MML              Oppenheimer    Oppenheimer  Oppenheimer
                                    MML       Money    Managed     MML     Aggressive      Global      Strategic
                                    Equity    Market    Bond      Blend      Growth/4/   Securities      Bond
                                    Fund      Fund      Fund      Fund        Fund          Fund         Fund
                                    ----      ----      ----      ----        ----          ----         ----
Management Fees...................  0.35%     0.48%     0.44%     0.37%       0.71%         0.70%        0.75%
Other Expenses....................  0.00%     0.04%     0.03%     0.00%       0.02%         0.06%        0.08%
Total.............................  0.35%     0.52%     0.47%     0.37%       0.73%         0.76%        0.83%

Example
-------
You would pay the following cumulative expenses on a $1,000 investment assuming a 5% annual return on assets:

If Your Contract is redeemed at end of year:/5/

                                            MML         MML                Oppenheimer  Oppenheimer   Oppenheimer
                               MML         Money      Managed      MML      Aggressive     Global      Strategic
                              Equity      Market       Bond       Blend      Growth/4/   Securities      Bond
                               Fund        Fund        Fund       Fund        Fund          Fund         Fund
                               ----        ----        ----       ----        ----          ----         ----
       1....................   $93         $95         $94         $93         $97           $97          $98
       3....................   128         132         131         128         138           139          141
       5....................   153         161         159         154         172           173          176
       10...................   218         236         230         221         257           261          268

If Your Contract is not redeemed at end of year:/5/

       1....................    19          21          20          19          23            23           24
       3....................    58          64          62          59          70            71           73
       5....................   101         109         107         102         120           122          125
       10...................   218         236         230         221         257           261          268

/1/ Sales charges are subject to certain limitations. On the first redemption in each Contract Year no Sales Charge will be deducted on an amount up to 10% of the accumulated value. See CHARGES AND DEDUCTIONS - SALES CHARGE for further information.
/2/ These charges are shown on a current basis. MassMutual reserves the right to increase the charge up to $50, and 1.40% respectively. For more information please see CHARGES AND DEDUCTIONS.

/3/ The expenses listed are for the year ended December 31, 1997.

/4/ Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund was named the
    Oppenheimer Capital Appreciation Fund.

/5/ The figures shown include a portion of the $35 Annual Administrative Charge, pro-rated for a Contract with $16,667 in Accumulated Value. Expenses You would bear if the Contract were annuitized will be the same as either the "redeemed" or "not redeemed" Contract expenses shown in the Examples above, depending upon the particular situations outlined in the CHARGES AND DEDUCTIONS - SALES CHARGE section of the Prospectus.

The purpose of the table set forth above is to assist You in understanding the various costs and expenses that Contract Owners bear directly or indirectly. The table is based on estimated amounts for the most recent fiscal year and reflects expenses of the Separate Account as well as MML Series Investment Fund and Oppenheimer Variable Account Funds (see CHARGES AND DEDUCTIONS in the Prospectus and INVESTMENT MANAGER in the MML Series Prospectus). The table does not include any premium tax expenses which may apply. Premium taxes currently range up to 3.5% of premiums paid (see CHARGES AND DEDUCTIONS - PREMIUM TAXES).

The above examples should not be considered representative of past or future expenses; actual expenses may be greater or less than those shown.

Condensed Financial Information

ACCUMULATION UNITS AND UNIT VALUES (AUDITED)


Massachusetts Mutual Variable Annuity                        MML Equity           MML Money            MML Managed      MML Blend
Separate Account 1 - Flex Extra (Qualified)                   Division         Market Division        Bond Division      Division
                                                              --------         ---------------        -------------      --------
      Number of Accumulation
          Units Outstanding    December 31, 1997             413,935,012          44,060,821           52,035,004      574,212,871
                               December 31, 1996             374,083,546          51,271,090           52,403,544      566,300,198
                               December 31, 1995             323,311,630          41,803,874           49,720,989      546,216,626
                               December 31, 1994             274,538,937          34,934,809           44,101,201      516,939,760
                               December 31, 1993             226,395,300          27,346,264           46,476,619      459,927,890
                               December 31, 1992             167,299,926          30,143,450           32,608,913      366,588,916
                               December 31, 1991             119,606,024          30,802,372           23,155,232      291,461,762
                               December 31, 1990              86,652,182          28,833,250           13,552,756      233,186,010
                               December 31, 1989              63,973,864          18,921,173           11,056,959      183,241,336
                               December 31, 1988              43,673,023          14,579,716            7,121,006      135,808,617

Massachusetts Mutual Variable Annuity
Separate Account 2- Flex Extra (Non-Qualified)
       Number of Accumulation
         Units Outstanding     December 31, 1997             126,208,946          19,294,078           21,418,834      163,896,980
                               December 31, 1996             104,649,193          20,362,671           20,243,018      148,835,850
                               December 31, 1995              82,979,376          14,727,577           18,010,100      131,775,179
                               December 31, 1994              66,002,110          10,382,571           14,779,667      120,091,837
                               December 31, 1993              53,470,696           6,200,284           13,569,146      103,639,596
                               December 31, 1992              36,953,003           6,801,988            8,584,172       73,543,842
                               December 31, 1991              24,025,061           6,283,056            5,488,369       50,732,821
                               December 31, 1990              14,021,402           7,585,350            2,563,303       35,967,762
                               December 31, 1989               8,500,208           2,803,156            1,737,144       28,308,970
                               December 31, 1988               5,828,761           1,505,726            1,003,419       22,798,777

     Accumulation Unit Values
       Separate Account 1 and
         Separate Account 2    December 31, 1997                   $3.70               $1.58                $2.17            $3.02
                               December 31, 1996                   $2.91               $1.52                $2.00            $2.53
                               December 31, 1995                   $2.45               $1.47                $1.96            $2.25
                               December 31, 1994                   $1.89               $1.41                $1.67            $1.85
                               December 31, 1993                   $1.84               $1.37                $1.75            $1.83
                               December 31, 1992                   $1.70               $1.35                $1.59            $1.69
                               December 31, 1991                   $1.56               $1.33                $1.50            $1.56
                               December 31, 1990                   $1.26               $1.27                $1.30            $1.28
                               December 31, 1989                   $1.28               $1.19                $1.22            $1.26
                               December 31, 1988                   $1.05               $1.10                $1.09            $1.06
                               April 27, 1987*                     $1.00               $1.00                $1.00            $1.00


                                                            Oppenheimer          Oppenheimer        Oppenheimer
Massachusetts Mutual Variable Annuity                   Capital Appreciation  Global Securities    Strategic Bond
Separate Account 1 - Flex Extra (Qualified)                  Division              Division           Division
                                                             --------              --------           --------
      Number of Accumulation
         Units Outstanding     December 31, 1997            177,604,099          157,068,622         49,826,459
                               December 31, 1996            125,989,293          107,702,603         30,405,082
                               December 31, 1995             49,289,518           59,951,410         16,550,444
                               December 31, 1994             10,580,565           19,122,038          3,515,388

Massachusetts Mutual Variable Annuity
Separate Account 2 - Flex Extra (Non-Qualified)
      Number of Accumulation   December 31, 1997             66,601,368           67,261,990         33,692,490
         Units Outstanding     December 31, 1996             44,476,705           42,255,790         21,134,436
                               December 31, 1995             15,969,333           20,647,408         11,113,034
                               December 31, 1994              4,250,795            6,903,141          1,621,487

     Accumulation Unit Values
       Separate Account 1 and
         Separate Account 2    December 31, 1997                  $1.72                $1.28              $1.33
                               December 31, 1996                  $1.56                $1.05              $1.23
                               December 31, 1995                  $1.32                $0.91              $1.12
                               December 31, 1994                  $1.01                $0.90              $0.98
                               September 12, 1994*                $1.00                $1.00              $1.00

* Commencement of Public Offerings.

Financial Statements

For audited financial statements and other information concerning the financial condition of Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra (Qualified) and Massachusetts Mutual Variable Annuity Separate Account 2-Flex Extra (Non-Qualified) and of MassMutual, see the Statement of Additional Information.

MassMutual, OppenheimerFunds,
Inc., The Separate Accounts and
The Trusts

MASSMUTUAL

MassMutual is a mutual life insurance company chartered in 1851 under the laws of Massachusetts. Its Home Office is located in Springfield, Massachusetts. MassMutual is licensed to transact a life, accident and health insurance business in all fifty states of the United States, the District of Columbia, Puerto Rico and certain provinces of Canada.

MassMutual has estimated unconsolidated statutory assets in excess of $57 billion, and estimated total assets under management in excess of $152 billion.

OPPENHEIMERFUNDS, INC.

OppenheimerFunds, Inc. ("OFI") is an investment adviser organized under the laws of Colorado as a corporation; it was initially organized in 1959. It (including a subsidiary) advises U.S. investment companies with assets aggregating over $75 billion as of December 31, 1997, and with more than 3.5 million shareholder accounts. OFI is owned by Oppenheimer Acquisition Corporation, a holding company owned in part by senior management of OFI and ultimately controlled by MassMutual. OFI serves as investment adviser to the Oppenheimer Variable Account Funds ("Oppenheimer Trust"). OFI is registered as an investment adviser under the Investment Advisers Act of 1940.

THE SEPARATE ACCOUNTS

Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") was established for qualified plans on April 8, 1981. Massachusetts Mutual Variable Annuity Separate Account 2 ("Separate Account 2") was established for non-qualified plans on October 14, 1981. Each is a separate account of MassMutual registered with the Securities and Exchange Commission as a unit investment trust.

Each Separate Account is divided into seven Divisions:

(1) The MML Equity Division - invests in shares of MML Equity Fund (the "Equity Fund").

(2) The MML Money Market Division - invests in shares of MML Money Market Fund (the "Money Market Fund"),

(3) The MML Managed Bond Division - invests in shares of MML Managed Bond Fund (the "Managed Bond Fund") and

(4) The MML Blend Division - invests in shares of MML Blend Fund (the "Blend Fund").

(5) The Oppenheimer Capital Appreciation Division - invests in shares of Oppenheimer Aggressive Growth Fund (Prior to May 1, 1998, this Fund was called Oppenheimer Capital Appreciation Fund.), a series of the Oppenheimer Trust;

(6) The Oppenheimer Global Securities Division - invests in shares of Oppenheimer Global Securities Fund, a series of the Oppenheimer Trust; and

(7) The Oppenheimer Strategic Bond Division - invests in shares of Oppenheimer Strategic Bond Fund, also a series of the Oppenheimer Trust.

The value of both Accumulation Units and Annuity Units in each Division reflects the investment results of its underlying Fund.

Although the assets of each Separate Account are owned by MassMutual, assets of each Separate Account equal to the reserves and other Contract liabilities, which depend on the investment performance of the Separate Account, are not chargeable with liabilities arising out of any other business MassMutual may conduct. The income and capital gains and losses, realized or unrealized, of each Division of a Separate Account are credited to or charged against such Division, without regard to the income and capital gains and losses of the other Divisions or other accounts of MassMutual. This state law provision has been supported in several recent decisions in states reviewing this issue. All other obligations arising under the Contracts, however, are general corporate obligations of MassMutual.

THE TRUSTS

Each of the Trusts described below has separate assets and liabilities and a separate net asset value per share. An investor's interest in a Separate Account is limited to the Fund(s) in which shares are held. Since market risks are inherent in all securities to varying degrees, assurance cannot be given that the investment objective of any of the Funds will be met.

The Separate Accounts purchase and redeem shares of the Funds at their net asset value without the imposition of any sales or redemption charge. Distributions made on the shares of each Fund held by a Division of a Separate Account are immediately reinvested in shares of the Fund at net asset value, which shares are added to the assets of the appropriate Division of the Separate Account.

THE MML TRUST

The MML Trust is a no-load, open-end, management investment company consisting of six separate series of shares. Separate Account 1 and Separate Account 2 invest in MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund (the "MML Funds"), each having its own investment objectives and policies. MassMutual serves as investment manager of the MML Trust and is responsible for providing all necessary investment advisory, management and administrative services needed by these Funds pursuant to investment management agreements. David L. Babson and Company, Inc., a subsidiary of MassMutual, serves as the investment subadviser to MML Equity Fund and the Equity Sector of the MML Blend Fund. Both MassMutual and Babson are registered as investment advisers under the Investment Advisers Act of 1940.

THE OPPENHEIMER TRUST

The Oppenheimer Trust is a diversified open-end investment company consisting of separate series of shares known as Funds. Each Fund has its own investment objectives and policies. The Oppenheimer Divisions will invest in shares of the Oppenheimer Trust.

Investments and Objectives:

(1)  The MML Equity Fund.

The assets of the MML Equity Fund are invested primarily in common stocks and other equity-type securities. The primary investment objective of the MML Equity Fund is to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. A secondary investment objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate.

(2)  The MML Money Market Fund.

The assets of the MML Money Market Fund are invested in short-term debt instruments, including but not limited to commercial paper, certificates of deposit, bankers' acceptances and obligations issued, sponsored or guaranteed by the United States government, its agencies or instrumentalities. The investment objectives of the MML Money Market Fund are to achieve high current income, the preservation of capital, and liquidity.

(3)  The MML Managed Bond Fund.

The assets of the MML Managed Bond Fund are invested primarily in publicly issued, readily marketable, fixed income securities of such maturities as MassMutual, as investment manager, deems appropriate from time to time in light of market conditions and prospects. The investment objective of the MML Managed Bond Fund is to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital.

(4)  The MML Blend Fund.

The assets of the MML Blend Fund are invested in a portfolio of common stocks and other equity-type securities, bonds and other debt securities with maturities generally exceeding one year, and money market instruments and other debt securities with maturities generally not exceeding one year. The investment objective of the MML Blend Fund is to achieve as high a total rate of return over an extended period of time, as is considered consistent with prudent investment risk and the preservation of capital.

(5)  Oppenheimer Aggressive Growth Fund.*

Oppenheimer Aggressive Growth Fund seeks to achieve a capital appreciation by investing in "growth-type" companies.

*Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund was known as Oppenheimer Capital Appreciation Fund.

(6)  Oppenheimer Global Securities Fund.

Oppenheimer Global Securities Fund seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations which are considered to have appreciation possibilities. Current income is not an objective. The Fund's investments may be considered to be speculative. Please consult the Oppenheimer Trust prospectus for a more complete discussion of the risks and investment objectives associated with this Fund.

(7)  Oppenheimer Strategic Bond Fund.

Oppenheimer Strategic Bond Fund seeks both a high level of current income principally derived from interest on debt securities and to enhance such income by writing covered call options on debt securities. The Fund invests principally in: (i) foreign government and corporate debt securities; (ii) U.S. Government securities; and (iii) lower-rated high yield, high risk, debt securities. This Fund's investments may be considered to be speculative. Please consult the Oppenheimer Trust prospectus for a more complete discussion of the risks and investment objectives associated with this Fund.

A description of the MML Funds and the Oppenheimer Funds, their investment objectives, policies and restrictions, their expenses, the risks attendant to investment therein, and other aspects of their operations are contained in the Prospectuses for MML Trust and Oppenheimer Trust. An investor should carefully read these prospectuses before investing.

An Explanation Of The
Contracts

The principal provisions of the Contracts are described below. For additional information, refer to the Contracts and to the Statement of Additional Information. If this contract is purchased in conjunction with an employee benefit plan, you should also review any applicable employee benefit plan documents for a complete understanding of your rights..

GENERAL

The Contracts described herein are individual variable annuity contracts issued by MassMutual. The flexible purchase payment Contracts and the single purchase payment Contracts are the same except:

(1) different sales and administrative charges will apply (see Charges And Deductions);

(2) different minimum purchase payment amounts are required (see The Accumulation (Pay-In) Period.); and (

(3) certain differences associated with tax-qualified plans.

Contracts issued by Separate Account 1 are sold for use in the following retirement plans which qualify (with necessary endorsement) for special federal tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"):

(1) pension and profit-sharing plans qualified under Section 401(a) or 403(a) of the Code ("Qualified Plans"), which may also constitute participant-directed individual account plans under Section 404(c) of ERISA;

(2) annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("Tax Sheltered Annuities" or "TSAs");

(3) deferred compensation plans for state and local governments and tax-exempt organizations established under the provisions of Section 457 of the Code; and

(4) Individual Retirement Annuities established in accordance with Section 408 of the Code ("IRAs"), including a Roth IRA and those established by employer contributions under a Simplified Employee Pension Plan or a Savings Incentive match Plan for Employees of Small Business Employers (a "SIMPLE" Plan) arrangement. At MassMutual's request, the Internal Revenue Service has issued to MassMutual favorable opinion letters approving specific versions of the Contract. IRA Contract Owners with these Contracts will receive a copy of the favorable opinion letter. The Internal Revenue Service approval is a determination only as to the form of the Contract for use as an IRA and does not represent a determination of the merits of the Contract as an IRA.

Under tax-qualified retirement plans, except Tax Sheltered Annuities and IRAs, participants may not be the Contract Owners and, therefore, may have no Contract Owners' rights. Under Section 457 deferred compensation plans, the state or political subdivision or tax-exempt organization must be the Contract Owner, but for state and local governmental 457 plans, amounts have to be held for the exclusive benefits of plan participants. For 457 plans for tax-exempt organizations, all Contract Values will be subject to the claims of the employer's creditors. In either case, the employee is only entitled to payment in accordance with the Section 457 plan provisions.

Contracts issued by Separate Account 2 are sold for use in arrangements other than retirement plans which qualify for special federal tax treatment. They may also be purchased by Charitable Remainder Trusts.

The following discussion applies to Contracts issued by both Separate Accounts unless otherwise indicated:

Unless restricted by endorsement or the terms of the Contract, the Contract Owner has all rights in the Contract prior to the maturity date, including the right:

 . to make a partial or full redemption of the Contract;

 . to designate and change the beneficiaries who will receive the proceeds at the death of the annuitant before the Maturity Date;

 . to transfer amounts among the Divisions of a Separate Account and the Guaranteed Principal Account; and

 . to designate a payment option to begin on the Maturity Date.

Normally the Annuitant is the Contract Owner, unless the Contract was purchased by an employer or a pension trust for use in a tax-qualified plan. Pension plans may, under certain circumstances, obtain a Contract on the life of a substitute Annuitant by executing an "Annuitant Exchange Rider."

THE ACCUMULATION (PAY-IN) PERIOD

How Contracts May Be Purchased. The minimum initial purchase payment for flexible purchase payment Contracts is $600 divided by the number of installments (not more than 12) which You expect to make each year. If You intend to make only one purchase payment over the lifetime of the flexible purchase payment Contract, however, Your minimum initial purchase payment must be at least $2,000. After making Your initial payment under a flexible purchase payment Contract, You may make as many or as few subsequent purchase payments of at least $50 as You desire.

The purchase payment for single purchase payment Contracts must be at least $25,000. The Contract permits MassMutual to establish a maximum on the total purchase payments which can be made under any Contract. This maximum is $1,000,000 without prior Home Office Approval.

Purchase Payments

You may place Your initial purchase payment, accompanied by a completed Application, with Your registered representative.

You should mail subsequent purchase payment checks, clearly indicating Your name and Contract number, to:

MASSMUTUAL VA
P.O. Box 92714
Chicago, IL 60675-2714

Wire Transfers

You may make purchase payments by instructing Your bank to wire funds to:

Chase Manhattan Bank, New York, New York
ABA #021000021
MassMutual Account #910-2-517290
Ref: VA Income Contract #
Name: (Contract Owner)

Crediting and Allocation of Purchase Payments. If the initial purchase payment and forms required to issue a Contract are in good order, MassMutual will credit the payment to the contract within two (2) business days after receipt at the Service Center. If the forms required to issue the Contract are not in good order (due to incomplete or ambiguous application information, for example), MassMutual will try to get them in good order within five (5) business days after receipt. MassMutual will refund the initial purchase payment at the end of the five day period unless you have specifically consented to our retaining the payment until all forms are in good order. MassMutual will credit to your Contract subsequent purchase payments as of the day received in good order, provided that the payment is received prior to that day's Valuation Time. If received after that day's Valuation Time or on a day that is not a Valuation Day (e.g., a day when the New York Stock Exchange is closed), MassMutual will credit the payment to your account as of the next Valuation Date.

You may direct that Your purchase payments (after deducting any applicable premium taxes) be allocated among the Guaranteed Principal Account ("GPA") and the Divisions of a Separate Account. Purchase payments allocated to a Division will be applied to purchase Accumulation Units in that Division at its Accumulation Unit value on the date of purchase. These Accumulation Units will be used in determining the value of amounts held in a Division of a Separate Account credited to a Contract on or prior to the maturity date. The value of the Accumulation Units in each Division will vary with and will reflect the investment performance of that Division (which in turn will reflect the investment performance and expenses of the Fund in which the assets of that Division are invested), any applicable taxes, and the applicable Asset Charge.

Transfers Among Divisions and the Guaranteed Principal Account. You may transfer funds among the Divisions and into the GPA without charge, prior to 30 days before the Maturity Date. MassMutual reserves the right to limit transfers to not more than one every 90 days. To make a transfer among the Divisions, You may direct MassMutual to cancel all or part of the Accumulation Units in any Division of a Separate Account and use the value thereof to acquire Accumulation Units in any other Division of the same Separate Account. Any such acquisition will be made at the value of an Accumulation Unit in that Division determined on the date the transfer is effective. Depending on the time of day a transfer request is received in good order, such transfers will be effective as of the Valuation Date which is on, or next follows, the date Your written direction is received in good order at the Home Office Service Center.

MassMutual has available, an automated, toll-free telephone system enabling certain Contract Owners (with authorization and amendment forms on file) to perform transfers and to obtain information concerning Contract account values. To elect this service, a Contract Owner must complete an authorization and return it to MassMutual. Normal transfer restrictions apply. Contract Owners who use this system are required to authorize MassMutual to complete any transfer requested. MassMutual will not be liable for complying with any telephone instructions it reasonably believes to be genuine, nor for any loss, damage, cost or expense in acting on telephone instructions. MassMutual will employ reasonable procedures to ensure the legitimacy of telephone transfer requests. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such transactions to the Contract, and/or tape recording of telephone transfer request instructions received from a Contract Owner. If we fail to follow such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. The availability of the automated telephone transfer system is also subject to state insurance department approval. This service is not available to Contracts owned by custodians, guardians, or trustees.

Transfers of amounts out of the GPA to the Divisions of a Separate Account are limited to one each Contract Year. Annual transfers out of the GPA cannot exceed 25% of amounts in the GPA on the date the transfer is made. If 25% is taken from the GPA for three consecutive years, however, the fourth consecutive annual transfer may be for the entire amount in the GPA, provided that no payments or transfers have been made into the GPA during the period. (If the Contract is a TSA with a right to make loans, the maximum value of any transfer from the GPA is the lesser of: 25% of the fixed value of the Contract on the date the transfer is made; or the fixed value of the Contract on the date of the transfer, less the amount of any outstanding Contract loan.)

MassMutual reserves the right to limit any transfer or partial redemption from the GPA during any Contract Year to not more than 25% (including all previous and concurrent partial redemptions and transfers from the GPA) of the amounts in the GPA on the date that the first transfer or partial redemption from the GPA is made during that Contract Year. Mass- Mutual further reserves the right to prohibit transfers from the GPA to the Money Market Division of a Separate Account.

You may not transfer amounts during the annuity (Pay-Out) phase or during the period 30 days before the Maturity Date.

Automatic Transfers. MassMutual has four automatic transfer options including:
(i) dollar cost averaging; (ii) asset allocation; (iii) an interest sweep option; and (iv) GPA liquidation. They are available any time before the Maturity Date. Only one of the automatic transfer options may be in effect at a time. All options are subject to the transfer rules discussed above. Although no charge is currently anticipated for this service, Mass-Mutual reserves the right to impose a fee in the future.

Right to Return Contracts. You may return Your Contract to MassMutual any time within 10 days (unless a longer period is required pursuant to applicable state law) after the Contract has been delivered to You. The Contract must be accompanied by a written request signed by you that indicates you wish to return the Contract. If You exercise this right and Your Contract is an IRA, You will receive the greater of:

(a) the Accumulated Value of the Contract plus any deductions for premium taxes which have been made from purchase payments; or

(b) the amount of purchase payments made, less the net amount of any partial redemptions (in Connecticut this amount will also apply for non-IRAs).

If You exercise this right and Your Contract is not an IRA, You will receive the Accumulated Value of the Contract plus any premium tax deductions, except where state law requires us to return the amount of purchase payment(s), less any partial redemptions. For this purpose the Accumulated Value of the Contract will be determined as of the Valuation Time on the date the Contract is received at MassMutual's Home Office or at the next Valuation Time after receipt if the Contract is received on other than a Valuation Date.

The Death Benefit. If the Annuitant dies prior to the Maturity Date, the beneficiary named in the Contract will receive the greater of:

(a) the total of all purchase payments made to the Contract, less the amount of all partial redemptions; or

(b) the Accumulated Value of the Contract, determined as of the Valuation Date which is on or next follows the date on which due proof of death is received at MassMutual's Home Office (and less, in either case, the amount of any applicable premium tax and the amount of any outstanding Contract debt if the Contract is a TSA).

The death benefit may be paid in one sum within seven days after receipt of due proof of death and all other requirements have been received by MassMutual at its Home Office. With MassMutual's consent, the death benefit may be applied under one or more of the payment options provided by the Contract (see Payment Options). No sales charge is imposed upon the death benefit.

A beneficiary who is the surviving spouse of the Owner of a Contract issued as an IRA may elect to treat the Contract as if he or she were the Contract Owner.

THE ANNUITY (PAY-OUT) PERIOD

Annuity Benefits. You may elect the Maturity Date of Your Contract. The Maturity Date, however, may not be later than the Contract anniversary nearest the Annuitant's 85th birthday Where state law permits, the Maturity Date may be deferred to age 90 if the Automatic Partial Redemption program is elected. In states where available, the Maturity Date may be deferred to age 100 on Contracts purchased by a Charitable Remainder Trust. In general, in order to avoid adverse tax consequences, distributions, either by partial redemptions or by maturing the Contract, from a Contract issued as an IRA, as a Tax Sheltered Annuity or under a qualified plan should begin for the calendar year in which the Annuitant reaches age 70 1/2. Distributions should be made each year thereafter in an amount no less than the Accumulated Value of the Contract at the end of the previous year, divided by the applicable life expectancy (see Taxation of Qualified Plans, TSAs and IRAs for additional information). You may elect to defer the Maturity Date to any permissible date after the previously specified Maturity Date, provided that MassMutual receives written notice within 90 days before the Maturity Date then in effect. You also may elect to advance the Maturity Date to a date prior to the specified Maturity Date or prior to any new Maturity Date You may have selected, provided that written notice is received at MassMutual's Home Office at least 30 days before the Maturity Date elected. For additional rules regarding TSAs, see Redemption Privilege - Tax Sheltered Annuity Redemption Restrictions.

When Your Contract approaches its Maturity Date, You may choose to receive either Fixed Annuity payments, (referred to as the "Fixed Income Option" in Your Contract), Variable Monthly Annuity payments (referred to as the "Variable Income Option" in Your Contract) or a combination of the two. You also may elect to receive the Accumulated Value in one sum. A sales charge may be deducted from the Accumulated Value of Your Contract in certain circumstances (see Charges And Deductions). If applicable, a premium tax or any outstanding Contract debt may also be deducted from the Accumulated Value (see Charges And Deductions - PREMIUM TAXES and Federal Tax Status - Taxation of Qualified Plans). If You have made no election within a reasonable time after the maturity date, the Contract will automatically pay a Variable Monthly Annuity under a life income option with payments guaranteed for 10 years.

Fixed Annuity. If You select a Fixed Annuity, each annuity payment will be for a fixed-dollar amount and will neither vary with nor reflect the investment performance of a Separate Account or its Divisions. Refer to Your Contract for further information regarding the Fixed Annuity and the payment options thereunder.

Variable Monthly Annuity. If You select a Variable Monthly Annuity, amounts held in the GPA which are to be used to provide Variable Monthly Annuity payments will be credited to the Divisions of the Separate Account on a pro rata basis unless the Contract Owner instructs MassMutual otherwise. Each annuity payment will be based upon the value of the Annuity Units credited to Your Contract. The number of Annuity Units in each Division to be credited to Your Contract is based on the value of the Accumulation Units in that Division and the applicable Purchase Rate. The Purchase Rate will differ according to the payment option You have elected and takes into account the age of the Annuitant(s). The value of the Annuity Units will vary with, and reflect the investment performance of, each Division to which Annuity Units are credited, based on an Assumed Investment Rate of 4% per year. This Rate is a fulcrum rate around which Variable Monthly Annuity payments will vary. An actual net rate of return for a Division for the month greater than the Assumed Investment Rate will increase Variable Monthly Annuity payments attributable to that Division. An actual net rate of return for a Division for the month less than the Assumed Investment Rate will decrease Variable Monthly Annuity payments attributable to that Division.

For a more detailed description of how the value of an Annuity Unit and the amount of Variable Monthly Annuity payments are calculated, see the Statement of Additional Information.

Payment Options. You may elect either a Fixed or a Variable Monthly Annuity payment option by submitting a written request in a form satisfactory to MassMutual. MassMutual must receive this request at the Home Office prior to the maturity date of the Contract. For a description of payment options available in connection with Fixed Annuity benefits, refer to Your Contract. Below is a description of Variable Monthly Annuity options which You may elect.

Variable Monthly Annuity payments may be received under several different payment options. If the value of a Contract applied to any payment option is less than $2,000 or produces an initial Variable Monthly Annuity payment of less than $20, MassMutual may discharge its obligation by paying the value applied, less any applicable Sales Charge, in one sum to the person entitled to receive the first annuity payment.

Upon Your request, MassMutual will endorse a Contract to eliminate or restrict any payment option in order that the plan pursuant to which the Contract is issued remains qualified under the Code, provided such endorsement is not otherwise contrary to law. MassMutual may make payment options available in addition to those set forth in the Contract.

You may not change Your Variable Monthly Annuity payment option or transfer amounts among the Divisions and the GPA after the Maturity Date (under the fixed-time payment option, however, remaining unpaid Variable Monthly Annuity payments may be withdrawn as described below).

Fixed Time Payment Option.

If You elect this option, Variable Monthly Annuity payments will be made for any period selected, up to 30 years. If provided in the payment option election, You may withdraw the full amount, subject to any applicable sales charge (see Charges And Deductions), of the then present value of the remaining unpaid Variable Monthly Annuity payments. The present value will be calculated using an assumed investment rate of 4% per year unless a lower rate is required by state law. A mortality risk charge continues to be assessed against Contract values under this option (see Charges And Deductions) even though the Contract Owner derives no further benefit from this risk charge since payments under this option are not based upon the life expectancy of the Annuitant.

Life Income Payments.

If You elect this option, Variable Monthly Annuity payments will be made during the lifetime of the Annuitant, either:

(1)  without any guaranteed number of payments; or

(2)  with a guaranteed number of payments on an "installment refund" basis; or

(3)  with a guaranteed number of payments for 5 or 10 years.

Of these three alternatives, alternative (1) offers the maximum level of monthly payments since there is no guarantee of a minimum number of payments or provision for payments to the beneficiary upon the death of the Annuitant. Since there is no such guarantee, however, it would be possible to receive only one annuity payment if the Annuitant died prior to the due date of the second annuity payment, two if he or she died before the third annuity payment date, etc. Alternative (2) provides for a guaranteed number of payments for a term equal to the nearest whole number of months determined by dividing the value applied under a Contract by the dollar amount of the first Variable Monthly Annuity payment.

Joint and Survivor Life Income Payments.

If You elect this option, Variable Monthly Annuity payments will be made during the joint lifetime of the two Annuitants and thereafter during the lifetime of the survivor, either:

(1)  without a guaranteed number of payments; or

(2)  with a guaranteed number of payments for 10 years.

Joint and Survivor Life Income Payments (Two-Thirds to the Survivor).

If You elect this option, Variable Monthly Annuity payments will be made during the joint lifetime of the two Annuitants and, thereafter, at two-thirds the prior rate during the lifetime of the survivor, in both cases without a guaranteed number of payments.

Payments After Death of Variable Annuitant.

Generally, if a payment option with a guaranteed number of payments is elected, and the Annuitant(s) should die before the guaranteed number of payments have been completed, MassMutual will continue making the guaranteed payments to the designated beneficiary

Special Limitations.

Where the Contract is issued pursuant to a Tax Sheltered Annuity or as an IRA, there are special limitations on the types of payment options which You may elect.

REDEMPTION PRIVILEGE

Subject to the special rules regarding tax sheltered annuities discussed below, You may redeem all or part of the Accumulated Value of a Contract on or prior to its Maturity Date if the Annuitant is alive. The amount of any partial redemption, however, must be at least $100. Requests for a partial redemption which would reduce the Accumulated Value of the Contract to less than $500 will be treated as a request for a full redemption. You may incur a sales charge upon redemption. (See Charges And Deductions) A partial redemption will be paid in one sum. If the entire Contract is redeemed, the cash redemption value may be paid in one sum or applied under one or more of the payment options. You must designate the Division(s) or the GPA from which any partial redemption is to be made. A partial redemption from a Division will reduce the number of Accumulation Units in that Division by an amount equal to the sum of the redemption payment plus any sales charge, divided by the Accumulation Unit Value. (See Premium Taxes for information concerning a possible refund of premium tax.) For flexible purchase payment Contracts, MassMutual reserves the right to limit any partial redemption from the GPA during any Contract Year to not more than 25% of the amounts in the GPA on the date that the first transfer or partial redemption from the GPA is made during the Contract Year. Included in the 25% cap would be all previous partial redemptions and all previous and concurrent transfers out of the GPA during that Contract Year. The Accumulation Unit value on redemption is determined as of the Valuation Time on the date on which the written request for redemption is received in good order at MassMutual's Home Office or, if that date is not a Valuation Date, on the next Valuation Date after receipt. Redemption payments from a Separate Account will be made within seven days (or a shorter period if required by law) after receipt of the necessary written request at MassMutual's Home Office. The right of redemption, however, may be suspended or payments postponed whenever:

(1) the New York Stock Exchange is closed, except for holidays and weekends;

(2) the Securities and Exchange Commission has determined that trading on the New York Stock Exchange is restricted;

(3) the Securities and Exchange Commission permits suspension or postponement and so orders; or

(4) an emergency exists, as defined by the Securities and Exchange Commission, so that valuation of the assets of each Separate Account or disposal of securities held by it is not reasonably practicable.

In addition, a purchase payment amount is not available to satisfy a redemption request until the check, or other instrument by which the purchase payment was made, has been honored.

Automatic Partial Redemptions. MassMutual has an automatic partial redemption program that permits Contract Owners in most states to elect to receive automatic partial redemptions on a periodic basis. This systematic withdrawal program is available only during the accumulation phase of the Contract. Contract Owners who elect automatic partial redemptions may elect to have the redeemed amounts transferred electronically to their bank account. Amounts withdrawn may be includable in the gross income of the Contract Owner in the year in which the withdrawal occurs. Additionally, a 10% tax penalty may be applicable (as described more fully in the Penalty Taxes section). Although no charge is currently imposed for use of this service, we reserve the right to deduct a service fee, not to exceed $3.00 from each scheduled redemption. Redemptions paid during each Contract Year under the Automatic Partial Redemption program will be considered to be one redemption for such Contract Year and if no prior redemption has occurred in the Contract Year the 10% free corridor (as described more fully in the Sales Charge section) will be applied on a cumulative basis for redemptions under this program (See Charges And Deductions - Sales Charge). Redemption payments may be subject to federal income tax and elective and/or mandatory tax withholding. (See Federal Tax Status).

Tax Sheltered Annuity Redemption Restrictions. The redemption of Internal Revenue Code Section 403(b) annuities (Tax Sheltered Annuities, "TSAs") may be restricted. Specifically, salary reduction contributions after 1988 and post-1988 earnings on all salary reduction contributions may not be distributed to the Annuitant until age 59 1/2, death, disability, or separation from service with the employer. Such salary reduction contributions may be withdrawn, however, for "hardship". No redemptions may be made in connection with a Contract issued pursuant to the Texas Optional Retirement Program for faculty members of Texas public institutions of higher learning prior to the Annuitant's termination of employment in all such institutions, retirement, death or attainment of age 70 1/2.

For TSAs with the right to make a loan (see the following section), certain further limitations apply to the redemption privilege. If a Contract Owner wishes to redeem the entire Accumulated Value of such a TSA, any outstanding Contract debt will be deducted from the redeemed amount. If the Contract Owner redeems only part of the Accumulated Value, the Accumulated Value remaining in the Contract after the redemption must not be less than the amount of any outstanding Contract loan, interest on the loan for 12 months based on the loan interest rate then in effect and any sales charges that would apply to such an amount if redeemed. Amounts held in the GPA equal to the amount of any outstanding Contract loan will not be available for partial redemption.

Election of Right to Make Loans for TSAs. If the Contract is a (non-ERISA and non-Texas ORP) TSA, an elective right to make a loan may be available in certain states. This loan right is structured so that the Contract will continue to comply with Code requirements and thereby preserve its preferred tax status. There are limitations on the amount available for a loan and there is a required repayment schedule. Should the Contract Owner default in making scheduled repayments, the outstanding Contract debt will be deemed a taxable distribution and the Company may redeem sufficient Contract values to repay the Contract debt, to the extent such redemptions are not restricted under the Code.

Charges And Deductions

Separate Account Charges

1.  MORTALITY AND EXPENSE RISK CHARGE

Each Valuation Period, the Company deducts a Mortality and Expense Risk Charge which is currently equal, on an annual basis, to 1.15% and which will not exceed 1.25% (.40% is for assuming mortality risks and .85% is for assuming expense risks) of the average daily net asset value of the Separate Accounts. The mortality risks assumed by the Company arise from its contractual obligation to make Annuity Payments after the Annuity Date (determined in accordance with the Annuity Option chosen by the Contract Owner) regardless of how long all Annuitants live. This assures that neither an Annuitant's own longevity, nor an improvement in life expectancy greater than expected, will have any adverse effect on the Annuity Payments the Annuitant will receive under the Contract. Further, the Company bears a mortality risk in that it guarantees the annuity purchase rates for the Annuity Options under the Contract whether for a Fixed Annuity or a Variable Annuity. Also, there is a mortality risk borne by the Company with respect to the death benefit and to the waiver of the Contingent Deferred Sales Charge upon the death of the Owner. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Annual Contract Maintenance Charge and the Administrative Charge.

If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects a profit from this charge. Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

2.  OTHER ADMINISTRATIVE EXPENSES

Each Valuation Period, the Company deducts an Administrative Expense which is currently equal, on an annual basis, to 0.15% of the average daily net asset value of the Separate Accounts. This charge, together with the Annual Administrative Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Separate Accounts. These expenses include but are not limited to: preparation of the Contracts, confirmation statements, annual and periodic reports and statements, maintenance of Contract Owner records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract Owner servicing and all accounting, valuation, regulatory and reporting requirements. Since this charge is an asset-based charge, the amount of the charge attributable to a particular Contract may have no relationship to the administrative costs actually incurred by that Contract.

The total Separate Account charges will not exceed 1.40%.

Contract Charges

1.  ADMINISTRATIVE CHARGE

In addition to that portion of the Asset Charge assigned to administrative expenses, each year on the Contract anniversary date a charge is imposed against each Contract to reimburse MassMutual for administrative expenses relating to the issuance and maintenance of the Contract. The charge is currently $30 per year on single purchase payment Contracts and $35 per year on flexible purchase payment Contracts and will not be increased above $50 per year. This charge will be deducted from the Divisions in the order listed in Your contract and then from the GPA.

The charge imposed against amounts in the GPA will not be greater than 1% of the value of such amounts on the Contract anniversary date (before the deduction of the charge).

The administration expenses portion of the Asset Charge and the annual Administrative Charge have been set at a level that will recover no more than the actual costs associated with administering the Contracts.

2.  CONTINGENT DEFERRED SALES CHARGE ("SALES CHARGE")

Sales charges are not deducted from purchase payments. To reimburse MassMutual for sales expenses for commissions, sales literature and related costs, a sales charge may be imposed upon a full or partial redemption and upon the Accumulated Value at the Maturity Date of the Contract.

The amount of any sales charge depends on when the Contract matures or is redeemed (see table below). Though the sales charge declines over time as a percentage of the amount redeemed or the Accumulated Value of the Contract at maturity, the actual dollar amount may not necessarily decline.

-----------------------------------------------------------------------------------------------
Sales Charge

Contract Year of
Redemption or                                        Flexible Purchase        Single Purchase
Maturity                                             Payment Contracts       Payment Contracts
                                                     -----------------       -----------------
First Contract Year...........................              8%                      5%
Second Contract Year..........................              8%                      4%
Third Contract Year...........................              7%                      3%
Fourth Contract Year..........................              6%                      2%
Fifth Contract Year...........................              5%                      1%
Sixth Contract Year...........................              4%                   No Charge
Seventh Contract Year.........................              3%                   No Charge
Eighth Contract Year..........................              2%                   No Charge
Ninth Contract Year...........................              1%                   No Charge
Tenth and Subsequent Years....................           No Charge               No Charge
----------------------------------------------------------------------------------------------

The amount deducted for sales charges at any time, plus any sales charges previously deducted, will not be more than 8.5% of the total purchase payments made to that time. Further, on the first redemption in each Contract Year, and on maturity if no partial redemption has been made in that Contract Year, no sales charge will be deducted on an amount up to 10% of the Accumulated Value of the Contract on the date of redemption or maturity. Any unused portion of this 10% "free corridor" is noncumulative and therefore cannot be carried over to any later redemption or maturity.

Subject to state availability, for any new issue contract purchased by a Charitable Remainder Trust, no sales charge will be imposed on redemptions in each Contract Year equal to the greater of:

1. 10% of the accumulated value of the Contract on the date of the first redemption in the Contract Year; or

2. Any amounts in excess of the net purchase payments made at that time.

No sales charge will be imposed upon a death benefit nor upon a full redemption or maturity of the Contract if the annuitant is age 59 1/2 or older and the entire redemption or Accumulated Value of the Contract is:

(1)  applied under a fixed lifetime payment option;

(2) applied under a fixed annuity, fixed time payment option, with payments for 10 years or more;

(3) applied to purchase a single premium immediate life annuity issued by MassMutual or by a MassMutual affiliate; or

(4) applied to purchase a single premium immediate annuity certain, with payments guaranteed for 10 years or more, sold by MassMutual or by a MassMutual affiliate.

No sales charge will be imposed upon a full redemption or maturity of the Contract if all proceeds of the Contract are:

(1)  applied under a variable lifetime payment option; or

(2) applied under a variable fixed-time payment option, with payments for 10 years or more.

No sales charge will be imposed on the redemption of the present value of remaining unpaid payments under a variable fixed-time-payment option if a sales charge was imposed at redemption or maturity. Additionally, until April 30, 1999, no sales charge will be imposed upon redemption of a Contract where the proceeds of such redemption are applied to the purchase of certain new MassMutual group annuity contracts. This does not eliminate applicable charges under the particular group contract, and upon surrender of the group contract, charges may apply.

No sales charge will be imposed on the redemption of "excess contributions" to a plan qualifying for special income tax treatment ("Qualified Plan"), TSAs or IRAs. "Excess contributions" (including excess aggregate contributions) will be defined as provided in the Internal Revenue Code and applicable regulations.

If, at any time prior to maturity, the effective annual interest rate credited to any Contract amount allocated to the GPA falls below the Specified Interest Rate for a calendar quarter, the Contract may be fully redeemed or may mature without any deduction for sales charges. New York State requires values to be in the GPA in order to be redeemed under this provision. The Specified Interest Rate is equivalent to the average discount rate on 91-day United States Treasury bills during the preceding quarter, reduced by 1.40%. Within 10 days following the date that the effective annual interest credited to the GPA falls below the Specified Interest Rate, we will send a written notice to the Contract Owner indicating that redemption or maturity without a sales charge can be elected until 60 days after such notice is mailed.

Under Contracts purchased by exchanging a previously issued MassMutual Flex-Annuity contract which provides for a deferred sales charge, the Contract Year for purposes of assessing a sales charge percentage upon a redemption or maturity will be based on the effective date of the exchanged contract. A deferred sales charge will not be assessed, however, against any Contract if the Contract was purchased by exchanging a previously issued MassMutual variable annuity contract under which sales charges were waived due to an earlier exchange or which was subject to an initial sales charge. If a fixed annuity contract which has no surrender charge and has more than 60 days prior to its maturity date, is allowed to be exchanged to a single purchase payment Contract, then the Contract which is issued will not be subject to a sales charge upon redemption or maturity.

Owners of certain IRA or non-qualified Flex Extra variable annuity contracts that are beyond the sales charge period may exchange such contracts for Panorama Premier variable annuity contracts issued by C.M. Life Insurance Company, a MassMutual subsidiary and, subject to state availability, MassMutual (the "Exchange Program"). When eligible Flex Extra contracts are exchanged for Panorama Premier contracts, no Contingent Deferred Sales Charge shall apply to initial purchase payments made pursuant to the exchange but all subsequent purchase payments shall be subject to the Contingent Deferred Sales Charges. The Exchange Program is subject to state availability. The Company may terminate the Exchange Program at any time at its sole discretion. See the Statement of Additional Information for further information about the Exchange Program or contact your registered representative or call MassMutual at (800)
234-5606.

To the extent sales expenses are not covered by the sales charge, they will be recovered from MassMutual surplus, which may include proceeds derived from the asset charge described above.

Any available waiver of sales charges will be applied on a non-discriminatory basis.

PREMIUM TAXES

Any applicable premium tax will be deducted from purchase payments when received by MassMutual or at the time of surrender, death, maturity or annuitization, depending on the rules for the Annuitant's state of residence. Premium taxes on annuities currently range up to 3.5%. This charge may increase or decrease to reflect either any change in the tax or any change of residence. You should notify MassMutual of any change in residence. Any change in this charge would be effective immediately. MassMutual does not expect to make a profit from this charge.

Lump sum payments upon a full or partial redemption of a Contract, or upon the death of the Annuitant prior to the maturity date of a Contract, may result in a reduction in the amount of premium tax paid by MassMutual with respect to that Contract. In such event, in addition to the dollar amount redeemed or Accumulated Value of the Contract upon death, MassMutual will make payment of the lesser of: (1) the amount by which its premium tax is reduced; or (2) the amount previously deducted from purchase payments for the premium tax.

FUND EXPENSES

The Accumulated Value of each Separate Account reflects the value of shares held in the MML Trust and the Oppenheimer MML Trust. Each Trust charges certain investment advisory fees and other expenses against the value of each Fund. For a complete description of the expenses and deductions for each Trust, please review the accompanying prospectuses for each Trust.

The Guaranteed Principal Account

Because of exemptive and exclusionary provisions contained in the federal securities laws, interests in MassMutual's general account (which include interests in the GPA) have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these Acts and MassMutual has been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the general account.

Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

A Contract Owner may allocate or transfer all or part of the amount credited to his or her Contract to the GPA. Such amounts shall become part of MassMutual's general account assets. The allocation or transfer of amounts to the GPA does not entitle a Contract Owner to share in the investment experience of those assets. Instead, MassMutual guarantees that those amounts allocated to the GPA will accrue interest daily at an effective annual rate of not less than 3.5%. Although MassMutual is not obligated to credit interest at a rate higher than 3.5%, it may declare a higher rate applicable for such periods as it deems appropriate. The crediting rate declared by MassMutual is an effective annual rate. Upon request MassMutual will inform Contract Owners of the then applicable rate.

For TSAs, MassMutual credits interest on loaned amounts held in the GPA at a daily rate equivalent to the greater of an annual rate of 3.5% or the annual loan interest rate in effect, less not more than 4%.

Distribution

MML Distributors, LLC ("MML Distributors"), 1414 Main Street, Springfield, MA 01144-1013, is the principal underwriter of the Contracts pursuant to an Underwriting and Servicing Agreement to which MML Distributors, MassMutual and the Separate Account are parties. MML Investors Services, Inc. ("MMLISI") serves as the co-underwriter of the Contracts. Both MML Distributors and MMLISI are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. (the "NASD").

MML Distributors may enter into selling agreements with other broker-dealers which are registered with the SEC and are members of the NASD ("selling brokers"). Contracts are sold through agents who are licensed by state insurance officials to sell the Contracts. These agents are also registered representatives of selling brokers or of MMLISI.

MML distributors does business under different variations of its name; including the name MML Distributors, L.L.C. in the states of Illinois, Michigan, Oklahoma, South Dakota and Washington; and the name MML Distributors, Limited Liability Company in the states of Maine, Ohio and West Virginia.

Miscellaneous Provisions

Termination of Liability. MassMutual's liability under a Contract terminates on the death of the Annuitant(s) and on the completion of any guaranteed payments. There is no liability for any proportionate monthly annuity payment from the date of the last payment to the date of death.

Adjustment of Units and Unit Values. MassMutual reserves the right in its sole discretion to split or consolidate the number of Accumulation Units or Annuity Units for any Division and correspondingly decrease or increase the Accumulation or Annuity Unit values for any Division whenever it deems such action to be desirable. Any such adjustment will have no adverse effect on rights under the Contracts.

Periodic Statements. While a Contract is in force prior to the Maturity Date and before the death of the Annuitant, MassMutual will furnish to the Contract Owner at least semiannually a status report showing the number of Accumulation Units credited to each Division of the Contract, the corresponding Accumulation Unit values, the value of amounts in the GPA and the Accumulated Value of the Contract.

Contract Owner's Voting Rights

As long as a Separate Account continues to operate as a unit investment trust under the Investment Company Act of 1940, the Contract Owner during the lifetime of the Annuitant, or the beneficiary after the Annuitant's death, will be entitled to give instructions as to how the shares of the Funds held in the Separate Account (or other securities held in lieu of such shares) deemed attributable to the Contract should be voted at meetings of shareholders of the Funds or the Trusts. Those persons entitled to give voting instructions will be determined as of the record date for the meeting.

The number of Fund shares held in a Separate Account deemed attributable to a Contract prior to its Maturity Date and during the lifetime of the Annuitant will be determined by dividing the Contract's value held in each Division of the Separate Account, if any, by $100. Fractional votes are counted. After the Maturity Date or after the death of the Annuitant, the number of Fund shares deemed attributable to the Contract will be based on the liability for future Variable Monthly Annuity payments under the Contract as of the record date and thus the voting rights will decrease as payments are made.

Contract Owners or beneficiaries will receive proxy material and a form with which voting instructions may be given. Fund shares held by a Separate Account as to which no effective instructions have been received or which are attributable to assets transferred from MassMutual's general account will be voted for or against any proposition in the same proportion as the shares as to which instructions have been received.

In situations where the Annuitant is not the Contract Owner, the Annuitant will have the right to instruct the Contract Owner with respect to the votes attributable to any vested interest he has in the Contract. MassMutual's obligation in this instance will be to make available to the Contract Owner copies of the proxy material for distribution to the Annuitant. Votes representing interests as to which the Contract Owner is not instructed may, in turn, be voted by the Contract Owner in his discretion.

The Contract Owner is a member of MassMutual and is entitled to vote at all meetings of the members of MassMutual.

Reservation Of Rights

MassMutual may, at any time, make any change in a Contract to the extent that such change is required in order to make the Contract conform with any law or regulation issued by any governmental agency to which MassMutual is subject. If shares of any Fund should not be available or, if in the judgment of MassMutual, investment in shares of a Fund is no longer appropriate in view of the purposes of a Division of a Separate Account, shares of other series of the Trust or of other registered, open-end investment companies may be substituted for such Fund shares. Payments received after a date specified by MassMutual may be applied to the purchase of shares of another Trust series or company in lieu of shares of that Fund. In either event, approval of the Securities and Exchange Commission must be obtained. MassMutual reserves the right to change the name of a Separate Account or to add Divisions to a Separate Account for the purpose of investing in additional investment vehicles.

Federal Tax Status

INTRODUCTION

The ultimate effect of federal income taxes on the value of the Contract, on annuity payments, and on the economic benefit to the Contract Owner, Annuitant or beneficiary depends on a variety of factors, including the type of retirement plan for which the Contract is purchased and the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser for complete information and advice. No attempt is made to consider any applicable state or other local tax laws. Moreover, the discussion herein is based upon MassMutual's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service (the "IRS").

TAX STATUS OF MASSMUTUAL

Under existing federal law, no taxes are payable on investment income and realized capital gains of the Separate Accounts credited to the Contracts. Accordingly, MassMutual does not intend to make any charge to the Separate Accounts to provide for company income taxes. MassMutual may, however, make such a charge in the future if an unanticipated construction of current law or a change in law results in a company tax liability attributable to the Separate Accounts.

MassMutual may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes attributable to the Separate Accounts may be made.

TAXATION OF CONTRACTS IN GENERAL

Under Section 817(h) of the Code, a Contract (other than one used in a tax-qualified retirement plan) will not be treated as an annuity contract and will be taxed on the annual increase in earnings, if, as of the end of any quarter, the Funds or the Fund on which the Contract is based are not adequately diversified in accordance with regulations prescribed by the Treasury Department. The Funds anticipate complying with the diversification requirements.

Subject to certain annuity distribution rules (see Annuity Distribution Rules of Section 72(s)), annuity payments under the Contracts are taxable under Section 72 of the Code. For contributions made after February 28, 1986, a Contract Owner that is not a natural person will be taxed on the annual increase in the earnings of a Contract unless the Contract Owner holds the Contract as agent for a natural person. Otherwise, increases in the value of a Contract are not subject to tax until actually or constructively received.

Amounts received prior to the maturity date from Contracts under non-tax qualified arrangements (see Taxation of Qualified Plans for a discussion of Contracts used in the qualified plan market) are subject to tax to the extent of any earnings or gains in the Contract. Amounts received which are in excess of such earnings or gains are considered a return of capital. Similarly, amounts borrowed upon assignment or pledge of the Contract will be treated as amounts received under the Contract and will be taxable to the same extent. For Contracts entered into after October 21, 1988, all annuity contracts issued by the same insurer and its affiliates to the same Contract Owner within the same calendar year must be aggregated in determining the amount of gain realized on a withdrawal from any one.

If the Contract is obtained in a tax-free exchange of contracts under Section 1035 of the Code, different tax rules may apply. If a distribution prior to the Maturity Date of a Contract obtained in such an exchange is entirely attributable to investments in the surrendered contract prior to August 14, 1982, the distribution will first be considered a return of capital to the extent of those investments. Only the amounts received in excess of those investments will be regarded as taxable earnings or gains.

PENALTY TAXES

In addition to the foregoing tax consequences, certain distributions under the Contract will be subject to a penalty tax under Code Sections 72(q) (for non-tax qualified Contracts) or 72(t) (for Contracts in tax qualified plans see -Taxation of Qualified Plans, IRAs, Roth IRAs, SIMPLE IRAs, and TSAs) of 10% of the amount of the distribution that is includable in gross income. However, the following distributions from non-tax qualified Contracts are not subject to the penalty tax:

(1) withdrawals made after the Contract Owner is 59 1/2 years old;

(2) payments made to a beneficiary (or to the estate of an Annuitant) on or after the death of the Annuitant;

(3) payments attributable to a Contract Owner becoming disabled; or

(4) substantially equal periodic payments made (at least annually) for the lifetime (or life expectancy) of the Contract Owner or for the joint lifetimes (or joint life expectancies) of the Contract Owner and the beneficiary.

When monthly annuity payments commence, they are taxable as ordinary income in the year of receipt to the extent that they exceed that portion of the "investment in the Contract" which is allocable to that year. The investment in the Contract will equal the gross amount of purchase payments made under the Contract less any amount that was previously received under the Contract but was not included in gross income. The investment in the Contract would also be increased by any amount that was previously included in gross income under the Contract but was not received. This amount, divided by the anticipated number of monthly annuity payments, gives the "excludable amount", which is the portion of each annuity payment considered to be a return of capital and, therefore, not taxable. Under this exclusion ratio the total amount excluded from payments actually received is limited to the investment in the Contract. The rules for determining the excludable amount are contained in Section 72 of the Code and regulations thereunder and require adjustment when the payment option elected provides a feature such as a guaranteed number of payments.

ANNUITY DISTRIBUTION RULES OF SECTION 72(s)

Annuity distribution requirements are imposed under Section 72(s) of the Code. MassMutual understands that these requirements do not apply to Contracts issued to or under Qualified Plans.

Under Section 72(s), a Contract will not be treated as an annuity subject to
Section 72 of the Code, unless it provides for certain required distributions from and after the date of death of the Contract Owner. The Contracts will be endorsed before issue to provide that annuity payments be made only in accordance with these distribution requirements, as applicable.

TAX WITHHOLDING

Certain tax withholding is imposed on payments that are made under the Contracts (for Contracts in tax qualified plans see - Taxation of Qualified Plans, IRAs, Roth IRAs, SIMPLE IRAs, and TSAs). Withheld amounts do not constitute an additional tax but are fully creditable on the individual tax return of each payee who is affected by tax withholding. Furthermore, no payments will be subject to the withholding if:

(1) it is reasonable to believe that the payments are not includable in gross income, or

(2) the payee elects not to have withholding apply.

The payee may make such an election either by filing an election form with MassMutual or, in the case of redemptions, by following procedures that MassMutual has established to enable payees to elect out of withholding. These forms and procedures will be provided to payees by MassMutual upon a request for payment.

Unless the Payee elects not to have withholding apply (for Contracts in tax qualified plans see - Taxation of Qualified Plans, IRAs, Roth IRAs, SIMPLE IRAs, and TSAs), MassMutual is required to withhold, for federal income tax purposes, 10% of the taxable portion of any redemption payment or non-periodic distribution under the Contracts. Periodic annuity payments under the Contracts are subject to withholding at the payee's wage base rate. If the payee of these annuity payments does not file an appropriate withholding certificate (obtainable from any local IRS office) with MassMutual, it will be presumed that the payee is married claiming three exemptions.

TAX REPORTING

MassMutual is required to report all taxable payments and distributions to the IRS and to the payees. Payees will receive reports of taxable payments and distributions by January 31 of the year following the year of payment.

TAXATION OF QUALIFIED PLANS, TSAS, IRAS, ROTH IRAS AND SIMPLE IRAS

The tax rules applicable to participants in retirement plans which qualify for special federal income tax treatment ("Qualified Plans") vary according to the type of plan and its terms and conditions.

Increases in the value of a Contract are not subject to tax until received by the employee or his beneficiary. Monthly annuity payments under Qualified Plans are taxed as described above (see Taxation of Contracts in General), except that the "investment in the Contract" under a Qualified Plan is normally the gross amount of purchase payment made by the employee under the Contract or made by the employer on the employee's behalf and included in the employee's taxable income when made.

If the Annuitant receives a distribution which qualifies as a "lump sum distribution" under the Code, he or she may be eligible for special "5-year averaging" treatment of the funds received (or "10-year averaging" treatment if he or she was age 50 or older on January 1, 1986). TSAs and IRAs are not eligible for the "lump sum distribution" rules. Effective for calendar years beginning January 1, 2000, five year averaging of lump-sum distributions will no longer be available.

Certain TSA contributions may not be distributed to the Annuitant until age 59 1/2 death, disability, separation of service or hardship (see Redemption Privilege). Distributions from Qualified Plans, IRAs, Roth IRAs, SIMPLE IRAs, and TSAs may be subject to a 10% penalty tax on amounts withdrawn before age 59 1/2. For IRAs in SIMPLE plans, distribu-tions within the first two years of participation are subject instead to a 25% penalty tax. However, the following distributions from Qualified Plans (and TSAs and all IRAs except as otherwise noted) are not subject to the penalty:

(1) payments made to a beneficiary (or estate of an Annuitant) on or after the death of the Annuitant;

(2) payments attributable to an Annuitant becoming disabled;

(3) substantially equal periodic payments made (at least annually) for the lifetime (or life expectancy) of the Annuitant or for the joint lifetimes (or joint life expectancies) of the Annuitant and the beneficiary (for Qualified Plans and TSAs, payments can only begin after the employee separates from service);

(4) payment for certain medical expenses;

(5) payment after age 55 and separation from service (not applicable to all IRAs);

(6) payments to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (not applicable to IRAs);

(7) effective for calendar years beginning January 1, 1997, withdrawals from all IRAs by certain unemployed persons for payment of health insurance premiums;

(8) effective for calendar years beginning January 1, 1998, withdrawals from IRAs for the payment of certain higher education expenses; and

(9) effective for calendar years beginning January 1, 1998, withdrawals from IRAs for certain first-time homebuyer expenses, subject to a $10,000 lifetime cap.

IRAs are subject to limitations on the amount which may be contributed. The deductibility of contributions by individuals or their spouses may be reduced based on the individual's adjusted gross income. In addition, certain distributions from Qualified Plans and TSAs may be placed on a tax-deferred basis into an IRA.

In general, tax law requires that minimum distributions be made from qualified plans by 5% owners, and from IRAs beginning at age 70 1/2, and from all others in qualified plans and TSAs at the later of age 70 1/2 or when the employee retires. To avoid penalty taxes of 50 percent or more, required distributions, including distributions which should have been distributed in prior years, should not be rolled over to IRAs. No minimum distributions are required from a Roth IRA.

Distributions from Qualified Plans and TSAs are subject to mandatory federal income tax withholding. MassMutual is required to withhold 20% when a payment from a Qualified Plan or TSA is an "eligible rollover distribution" and such payment is not directly rolled over to another Qualified Plan, TSA or IRA. In general, an "eligible rollover distribution" is any taxable distribution other than:

(1) payments for the life (or life expectancy) of the Annuitant, or for joint life (or joint life expectancies) of the Annuitant and the beneficiary;

(2) payments made over a period of ten years or more; and

(3) required minimum distributions (see above). Plan Administrators should be able to tell annuitants what other payments are not "eligible rollover distributions."

Taxable distributions which are not "eligible rollover distributions" are subject to the withholding rules for annuities (see - Tax Withholding).

Special rules apply in the case of Roth IRAs, which are specially designated IRAs. Contributions to Roth IRAs are not deductible and are limited based on modified adjusted gross income. Contrary to regular IRAs, contributions are permitted after age 70 1/2.

Qualified distributions from Roth IRAs are not included in income. Distributions that are not qualified distributions are treated first as a return of investment to the extent of the individual's contributions to Roth IRAs and as a taxable distribution to the extent of any excess. Roth IRAs are not subject to required minimum distribution rules.

An individual (other than a married individual filing separately) with an adjusted gross income of $100,000 or less may roll over distributions within 60 days from a regular IRA to a Roth IRA or may convert a regular IRA into a Roth IRA. While the rollover would be subject to tax, it would not be subject to the 10% premature distribution penalty tax. If the rollover occurs during 1998, the income is spread out over four tax years.

A SIMPLE IRA is an individual retirement account or annuity for which the only contributions are those under a qualified salary reduction arrangement and which meets certain vesting, participation and administrative requirements. Eligible employees who received at least $5,000 in compensation from the employer for any two preceding years and who are reasonably expected to receive at least $5,000 in compensation for the current year may make a salary reduction arrangement or receive nonelective contributions. Special rules apply to employee and employer contributions. Distributions from SIMPLE IRAs are taxed under rules applicable to IRAs in the year of distribution,

Performance Measures

MassMutual may show the performance under the Contracts in the following ways:

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

MassMutual will show the Standardized Average Annual Total Return for the Divisions of the Separate Account which have been in existence for more than one year. As prescribed by the rules of the SEC, the Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1000 payment made at the beginning of the period and full redemption at the end of the period. It reflects a deduction for the contingent deferred sales charge, the annual administrative charge and all other Fund, Separate Account, and Contract level charges except premium taxes, if any. The annual administrative charge is apportioned among the Divisions of the Separate Account based upon the percentages of inforce Contracts investing in each of the Divisions.

For Divisions of the Separate Account which have been in existence for less than one year, MassMutual will show the aggregate total return as permitted by the SEC. The aggregate total return assumes a single one thousand dollar payment made at the beginning of the period and full redemption at the end of the period. It reflects the change in unit value and a reduction of the contingent deferred sales charge.

ADDITIONAL PERFORMANCE MEASURES

The performance figures discussed below are calculated on the basis of the historical performance of the Funds, and may assume the Contracts were in existence prior to April 27, 1987 (which they were not). Beginning April 27, 1987 (inception date), actual Accumulation Unit values are used for the calculations for the MML Trust. The Oppenheimer Funds were added to the Contracts on September 12, 1994. For these funds, calculations may be based on the premise that they were part of the contract from December 31, of the inception year of each fund. Beginning September 12, 1994, actual Accumulation Unit Values are used for the calculations for the Oppenheimer Trust. The difference between the first set of additional performance measures, PERCENTAGE CHANGE and ANNUALIZED RETURNS on Accumulation Unit Values, and the second set, the NON-STANDARDIZED ANNUAL and AVERAGE ANNUAL TOTAL RETURNS, is that the second set is based on specified premium patterns and includes the deduction of the annual Administrative Charge, the first set does not. Additional details follow.


ACCUMULATION UNIT VALUES: PERCENTAGE CHANGE AND ANNUALIZED RETURNS. MassMutual will show the PERCENTAGE CHANGE in the value of an Accumulation Unit for a Division of the Separate Account with respect to one or more periods. The ANNUALIZED RETURN, or average annual change in Accumulation Unit Values, may also be shown with respect to one or more periods. For a one year period, the PERCENTAGE CHANGE and the ANNUALIZED RETURN are effective annual rates of return and are equal. For periods greater than one year, the ANNUALIZED RETURN is the effective annual compounded rate of return for the periods stated. Since the value of an Accumulation Unit reflects the Separate Account, the MML Trust expenses and the Oppenheimer Trust expenses (See Table of Fees and Expenses), the PERCENTAGE CHANGE and ANNUALIZED RETURN also reflect these expenses. These percentages, however, do not reflect the annual Administrative Charge and the contingent deferred sales charge or premium taxes (if any), which if included would reduce the percentages reported.

The NON-STANDARDIZED ANNUAL TOTAL RETURN for a Division of the Separate Account is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one year period.

The NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN for a Division of the Separate Account is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

Note: The NON-STANDARDIZED ANNUAL TOTAL RETURN will be less than the NON-STANDARDIZED ANNUALIZED RETURN on Accumulation Unit values for the same period due to the effect of the annual Administrative Charge. Additionally, the magnitude of this difference will depend on the size of the Accumulated Value from which the annual Administrative Charge is deducted.

YIELD AND EFFECTIVE YIELD. MassMutual may also show yield and effective yield figures for the Money Market Division of the Separate Account. "Yield" refers to the income generated by an investment in the Money Market Division over a seven-day period, which is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Money Market Division is assumed to be re-invested. Therefore the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the contingent deferred sales charge or premium taxes (if any), which if included would reduce the yields reported.

The performance measures discussed above reflect results of the Funds and are not intended to indicate or predict future performance. For more detailed information see the Statement of Additional Information.

Performance information for the Separate Account Divisions may be: (a) compared to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service or similar services that rank mutual funds and other investment companies by overall performance, investment objectives and assets;
(b) tracked by other ratings services, companies, publications or persons who rank separate accounts or other investment products on overall performance or other criteria; and (c) included in data bases that can be used to produce reports and illustrations by organizations such as CDA Wiesenberger. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

MassMutual may also show the application of general mathematical principles in connection with the Contracts.

Additional Information

For further information about the Contracts, You may obtain a Statement of Additional Information prepared by MassMutual.

The Table of Contents of this Statement is as follows:

1.  General Information and History
2.  Service Arrangements and Distribution
3.  Contract Value Calculations and Annuity Payments
4.  Performance Measures
5.  Reports of Independent Accountants and Financial Statements.

The Statement of Additional Information contains financial statements for MassMutual and for Separate Accounts 1 and 2.

This Prospectus sets forth the information about Separate Accounts 1 and 2 that a prospective investor ought to know before investing. Certain additional information about the Separate Accounts is contained in a Statement of Additional Information dated May 1, 1998, which has been filed with the SEC and is incorporated herein by reference. The table of Contents for the Statement of Additional Information appears on the last page of this Prospectus. To obtain a copy, return this request form to the address shown below or telephone 1-800-272-2216.

--------------------------------------------------------------------------------

To:    Massachusetts Mutual Life Insurance Company
       Annuity Service Center, H305
       P.O. Box 9067
       Springfield, MA 01102-9067

Please send me a Statement of Additional Information for MassMutual's Flex
Extra.

Name
    ----------------------------------------------------------------------
Address
       -------------------------------------------------------------------

       -------------------------------------------------------------------
City                        State                        Zip
    ------------------------     ------------------------   --------------
Telephone
         -----------------------------------------------------------------

                                     PART B
                           INFORMATION REQUIRED IN A

                                   FLEX EXTRA

--------------------------------------------------------------------------------

                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

--------------------------------------------------------------------------------

            MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1

            MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 2
                                  (REGISTRANTS)


                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of Massachusetts Mutual Variable Annuity Separate Accounts 1 and 2 dated May 1, 1998 (the "Prospectus"). The Prospectus is available upon written or oral (1-800-272-2216) request, from Massachusetts Mutual Life Insurance Company, Annuity Service Center, H305, P.O. Box 9067, Springfield, Massachusetts 01102-9067.

                                Dated May 1, 1998

                                TABLE OF CONTENTS

              General Information and History ..................     3

              Service Arrangements and Distribution ............     6

              Contract Value Calculations
              For Amounts Allocated to an Investment
              Division of a Separate Account ...................     7

              Performance Measures .............................    11

              Reports of Independent
              Accountants and Financial
              Statements ................................. Final Pages

                               GENERAL INFORMATION

                                   MassMutual
                                   ----------

Massachusetts Mutual Life Insurance Company ("MassMutual") is a mutual life insurance company specially chartered by the Commonwealth of Massachusetts on May 14, 1851. Its Home Office is located in Springfield, Massachusetts.

MassMutual is registered as an investment adviser under the Investment Advisers Act of 1940 MassMutual serves as investment adviser for the MML Series Investment Fund (the "MML Trust") which is comprised of six funds, four of which are available to Contract Owners: MML Money Market Fund, MML Managed Bond Fund, the MML Blend Fund and the MML Equity Fund (collectively the MML "Funds"). David
L. Babson and Company, Inc. ("Babson"), a subsidiary of MassMutual, serves as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund. Both MassMutual and Babson are registered as investment advisers under the Investment Advisers Act of 1940.

                              The Separate Accounts
                              ---------------------

Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") was established as a separate investment account of MassMutual on April 8, 1981 in accordance with the provisions of Chapter 175 of the Massachusetts General Laws. Massachusetts Mutual Variable Annuity Separate Account 2 ("Separate Account 2") was established as a separate investment account of MassMutual on October 14, 1981 in accordance with the provisions of Chapter 175 of the Massachusetts General Laws. Each Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. A unit investment trust is a type of investment company which invests its assets in the shares of one or more management investment companies rather than directly in its own portfolio of investment securities. Registration under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Separate Accounts or of MassMutual. Under Massachusetts law, however, both MassMutual and each Separate Account are subject to regulation by the Division of Insurance of the Commonwealth of Massachusetts.

Each Separate Account is divided into seven Divisions. The MML Equity Division invests in shares of MML Equity Fund, the MML Money Market Division invests in shares of MML Money Market Fund, the MML Managed Bond Division invests in shares of MML Managed Bond Fund and the MML Blend Division invests in shares of MML Blend Fund. Each MML Fund is a series of the MML Trust. The Oppenheimer Global Securities Division invests in shares of Oppenheimer Global Securities Fund. The Oppenheimer Capital Appreciation Division invests in shares of Oppenheimer Aggressive Growth Fund (Prior to May 1, 1998, this fund was called Oppenheimer Capital Appreciation Fund.), and the Oppenheimer Strategic Bond Division invests in shares of Oppenheimer Strategic Bond Fund. Each Oppenheimer Fund is a series of Oppenheimer Variable Account Funds (the "Oppenheimer Trust").

The value of both Accumulation Units (see "The Accumulation (Pay-In) Period" section) and Annuity Units (see "The Annuity (Pay Out) Period" section) in each Division reflects the investment result of its underlying Fund.

Although the assets of each Separate Account are assets of MassMutual, assets of each Separate Account equal to the reserves and other annuity contract liabilities which depend on the investment performance of the Separate Account are not chargeable with liabilities arising out of any other business MassMutual may conduct. The income and capital gains and losses, realized or unrealized, of each Division of a Separate Account are credited to or charged against such Division without regard to the income and capital gains and losses of the other Divisions or other accounts of MassMutual. All obligations arising under the Flex Extra Contracts (the "Contracts"), however, are general corporate obligations of MassMutual.

                                   The Trusts
                                   ----------

a.  The MML Trust
    -------------

    (1) The MML Trust is a no-load, open-end management investment company consisting of six separate series of shares of which four are available to Contract Owners. Separate Account 1 and Separate Account 2 invest in the following--MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund, and MML Blend Fund (the MML "Funds") each of which has its own investment objectives and policies. MassMutual organized the MML Trust for the purpose of providing vehicles for the investment of assets held in various separate investment accounts, including the Separate Accounts, established by MassMutual or life insurance company subsidiaries of MassMutual. A Separate Account purchases and redeems shares of the MML Funds at their net asset value without the imposition of any sales or redemption charge. Distributions made on the shares of each Fund held by a Division of a Separate Account are immediately reinvested in shares of the MML Fund at net asset value, which shares are added to the assets of the appropriate Division of the Separate Account. MassMutual serves as investment manager of each of the MML Funds pursuant to separate investment management agreements executed by MassMutual and each of the MML Funds. Babson manages the investment and reinvestment of the assets of the MML Equity Fund and the Equity Sector of MML Blend Fund pursuant to an Investment Sub-advisory Agreement entered into between Babson and MassMutual. Both MassMutual and Babson are registered as investment advisers under the Investment Advisers Act of 1940. The MML Trust's Prospectus and Statement of Additional Information contains a description of the MML Funds, their investment objectives, policies and restrictions, their expenses, the risks attendant therein, and aspects of their operation.

b.  The Oppenheimer Trust
    ---------------------

The Oppenheimer Trust is a diversified open-end investment company consisting of separate series of shares known as Funds. The Oppenheimer Trust was established for use as an investment vehicle by variable contract separate accounts such as the Separate Accounts. OppenheimerFunds, Inc. ("OFI") serves as investment adviser to the Oppenheimer Trust

OFI is organized under the laws of Colorado as a corporation; it was initially organized in 1959. It (including a subsidiary) advises U.S. investment companies with assets aggregating over $75 billion as of December 31, 1997, and with more than 3.5 million shareholder accounts. OFI is owned by Oppenheimer Acquisition Corporation, a holding company owned in part by senior management of OFI and ultimately controlled by MassMutual. OFI is registered as an investment adviser under the Investment Advisers Act of 1940. The Oppenheimer Trust's Prospectus and Statement of Additional Information contains a description of the Oppenheimer Funds, their investment objectives, policies, restrictions, their expenses, risks associated with the Funds, and aspects of their operation.

                                 Possible Conflicts
                                 ------------------

Assets of registered variable life separate investment accounts of MassMutual and its wholly-owned subsidiary, MML Bay State Life Insurance Company ("MML Bay State) are invested in the MML Funds. Because registered variable annuity separate investment accounts of MassMutual and MML Bay State are also invested in the MML Funds, it is possible that material conflicts could arise between owners of the Contracts and owners of variable life insurance policies funded by the various life separate accounts. Possible conflicts could arise if: (i) state insurance regulators should disapprove of or require changes in investment policies, investment advisers or principal underwriters, or if MassMutual or MML Bay State should be permitted to act contrary to actions approved by holders of the variable life insurance policies under rules of the Securities and Exchange Commission ("SEC"); (ii) adverse tax treatment of the Contracts or the variable life insurance policies would result from utilizing the same Funds; (iii) different investment strategies would be more suitable for the Contracts than for the variable life insurance policies; or (iv) state insurance laws or regulations or other applicable laws would prohibit the funding of variable annuity separate accounts and variable life separate accounts by the same MML Funds. The Board of Trustees of the MML Trust will follow monitoring procedures which have been developed to determine whether material conflicts have arisen. Such Board will have a majority of Trustees who are not interested persons of the MML Trust or MassMutual, and determinations whether or not a material conflict exists will be made by a majority of such disinterested Trustees. If a material irreconcilable conflict exists, MassMutual and MML Bay State will take such action at their own expense as may be required to cause MassMutual's and MML Bay State's variable life separate accounts to be invested solely in shares of mutual funds which offer their shares exclusively to variable life insurance separate accounts, unless, in certain cases, the holders of both the variable life insurance policies and the variable annuity contracts vote not to effect such segregation.

The Oppenheimer Trust was established for use as an investment vehicle by variable contract separate accounts such as the Separate Accounts. Accordingly, it is possible that a material irreconcilable conflict may develop between the interests of Contract Owners and other separate accounts investing in the Oppenheimer Trust. The Board of Trustees of the Oppenheimer Trust (the "Board") will monitor the Oppenheimer Funds for the existence of any such conflicts. If it is determined that a conflict exists, the Board will notify MassMutual and appropriate action will be taken to eliminate such irreconcilable conflict. Such steps may include: (1) withdrawing the assets allocable to some or all of the separate accounts from the particular Oppenheimer Fund and reinvesting such assets in a different investment medium, including (but not limited to) another Oppenheimer Fund; (2) submitting the question of whether such segregation should be implemented to a vote of all affected Contract Owners; and (3) establishing a new registered management investment company or managed separate account.

                            Assignment of Contract
                            ----------------------

MassMutual will not be charged with notice of any assignment of a Contract or of the interest of any beneficiary or of any other person unless the assignment is in writing and the original or MassMutual receives at its Home Office a true copy thereof. MassMutual assumes no responsibility for the validity of any assignment.

While the Contracts are generally assignable, all non-tax qualified (Separate Account 2) Contracts must carry a non-transferability endorsement which precludes their assignment. For qualified (Separate Account 1) Contracts, the following exceptions and provisions should be noted:

   (1) No person entitled to receive annuity payments under a Contract or part or all of the Contract's value will be permitted to commute, anticipate, encumber, alienate or assign such amounts, except upon the written authority of the Contract Owner given during the Annuitant's lifetime and received in good order by MassMutual at its Home Office. To the extent permitted by law, no Contract nor any proceeds or interest payable thereunder will be subject to the Annuitant's or any other person's debts, contracts or engagements, nor to any levy or attachment for payment thereof;

   (2) If an assignment of a Contract is in effect on the maturity date, MassMutual reserves the right to pay to the assignee in one sum the amount of the Contract's maturity value to which he is entitled, and to pay any balance of such value in one sum to the Contract Owner, regardless of any payment options which the Contract Owner may have elected. Moreover, if an assignment of a Contract is in effect at the death of the Annuitant prior to the maturity date, MassMutual will pay to the assignee in one sum, to the extent that he is entitled, the greater of (a) the total of all purchase payments, less the net amount of all partial redemptions, and (b) the Accumulated Value of the Contract, and any balance of such value will be paid to the beneficiary in one sum or applied under one or more of the payment options elected;

   (3) Contracts used in connection with a tax-qualified retirement plan must be endorsed to provide that they may not be sold, assigned or pledged for any purpose unless they are owned by the trustee of a trust described in Section 401(a) or by the administrator of an annuity plan described under Section 403(a) of the Code;

   (4) Contracts used in connection with annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("tax-sheltered annuities" or "TSAs") must be endorsed to provide that they are non-transferable. Non-ERISA TSA values may be pledged, however, as collateral for Contract loans; and

   (5) Contracts issued under a plan for an Individual Retirement Annuity pursuant to Section 408 of the Code must be endorsed to provide that they are non-transferable. Such Contracts may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose by the Annuitant to any person or party other than MassMutual, except to a former spouse of the Annuitant in accordance with the terms of a divorce decree or other written instrument incident to a divorce.

Assignments may be subject to federal income tax.

                             RESTRICTIONS ON REDEMPTION

Redemptions of TSAs may be restricted as required by Section 403(b)(11) of the Internal Revenue Code (see, "Tax-Sheltered Annuity Redemption Restrictions" in the prospectus for details). In restricting any such redemption, MassMutual relies on the relief from sections 22(e), 27(c) and 27(d) of the Investment Company Act of 1940 granted in American Council of Life Insurance [1988 Transfer Binder] Fed. Sec. L. Rep (CCH) 78,904 (November 22, 1988) (the "No Action Letter"). In relying on such relief, MassMutual hereby represents that it complies with the provisions of paragraphs (1)-(4) as set forth in the No Action Letter.

                      SERVICE ARRANGEMENTS AND DISTRIBUTION

                             Independent Accountants
                             -----------------------

The financial statements of the Separate Accounts and the statutory financial statements of MassMutual included in this Statement of Additional Information have been included herein in reliance on the reports of Coopers & Lybrand L.L.P., Springfield, Massachusetts 01101, independent accountants, given on the authority of that firm as experts in accounting and auditing. Coopers & Lybrand's report on the statutory financial statements of MassMutual includes explanatory paragraphs relating to the use of statutory accounting practices rather than generally accepted accounting principles.

                         Distribution and Administration
                         -------------------------------

MML Distributors, LLC ("MML Distributors"), a wholly-owned subsidiary of MassMutual, is the principal underwriter for each Separate Account pursuant to an Underwriting and Servicing Agreement among MassMutual, MML Distributors and the Separate Accounts. MML Investors Services, Inc. ("MMLISI") serves as co-underwriter for each Separate Account.

MML Distributors may enter into selling agreements with other broker-dealers which are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. ("selling brokers"). The Contracts are sold through agents who are licensed by state insurance department officials to sell the Contracts. These agents are also registered representatives of selling brokers or MMLISI. The Contracts are offered in all states and the District of Columbia.

Pursuant to the Underwriting and Servicing Agreement, both MML Distributors and MMLISI will receive compensation for their activities as underwriters for each Separate Account. Compensation paid to MMLISI in 1997 was $350,000. Compensation paid to MML Distributors in 1997 was $10,000. Commissions will be paid through MMLISI and MML Distributors to agents and selling brokers for selling the Contracts. During 1997, 1996, and 1995, commission payments amounted to $38,134,964, $35,521,258, and $27,288,843 respectively.

Under Administration Agreements, MassMutual has agreed to provide, or provide for, and assume: (1) all services and expenses required for the administration of those Contracts which depend in whole or in part on the investment performance of the Separate Accounts; and (2) all services and expenses required for the administration of the Separate Accounts other than the services and expenses referred to in (1). MassMutual also has agreed to provide, or provide for, and assume all services and expenses required for the Separate Accounts' management-related services. MassMutual receives no compensation for such services apart from the various charges against the Contracts described in the Prospectus.

These Servicing and Administration Agreements may be terminated by the parties without the payment of any penalty upon sixty days' written notice. The agreements immediately terminate in the event of their assignment (within the meaning of the Investment Company Act of 1940). The agreements may be amended at any time by the mutual consent of the parties. Contract Owners will not receive notice with respect to changes in the agreements.

The offering of the Contracts is continuous.

                      Purchase of Securities Being Offered
                      ------------------------------------

Interests in the Separate Account are sold to Contract Owners as accumulation units. Until April 30, 1999, deferred contingent sales charges that may otherwise have been applicable will be waived upon the surrender of a Contract where the proceeds of such redemption are used to purchase certain new MassMutual group contracts. Charges applicable to the particular group contract, including any surrender charges, will continue to apply.

             Exchange Program: Flex Extra Variable Annuity Contracts
             -------------------------------------------------------

Owners of IRA or non-qualified Flex Extra variable annuity contracts that are beyond the sales charge period may exchange such contracts for Panorama Premier variable annuity contracts issued by MassMutual, subject to state availability or CM Life Insurance Company, a MassMutual life insurance subsidiary (the "Exchange Program"). For Flex Extra flexible purchase payment contracts, the sales charge period ends in the tenth year. For Flex Extra single purchase payment contracts, it ends in the sixth year. The Exchange Program is only available in those states that have approved both contracts. The entire Accumulated Value of the Flex Extra contract must be transferred to the Panorama Premier Contract. While there is no upper limit on the amount of the Accumulated Value, it must be at least $5,000 ($2,000 for IRA contracts) on the date the owner signs the Panorama Premier application. An exchange may occur if the contract owner has moneys in the Flex Extra GPA even if the applicable state has not approved the Fixed Account feature of the Panorama Premier contract. In that case, the contract owner may transfer GPA moneys to any Panorama Premier sub-account. While moneys in Flex Extra's Guaranteed Principal Account ("GPA") must be transferred to Panorama Premier's Fixed Account, all other assets may be transferred into the sub-accounts designated by the owner in the application for the Panorama Premier variable annuity contract. The transfers shall occur within two business days of the receipt in good order of the Panorama Premier application and all necessary paperwork. For purposes of determining the amounts that can subsequently be transferred from and between Accounts, a new Contract Year will begin upon the issuance of the Panorama Premier contract.

When eligible Flex Extra contracts are exchanged for Panorama Premier contracts, no Contingent Deferred Sales Charge shall apply to initial purchase payments made pursuant to the exchange but all subsequent purchase payments shall be subject to the Contingent Deferred Sales Charges.

The Company may terminate the Exchange Program at any time at its sole discretion. For further information about the Exchange Program contact your registered representative or call MassMutual at (800) 234-5606.

Generally, when a Panorama Premier contract is issued, the initial purchase payment is deposited in a money market fund during the free look period. This requirement, however, will not apply to the Exchange Program. As indicated in the Prospectus (Highlights: Right to Examine Contract), the Contract can be returned to the Company for any reason within ten (10) calendar days, or longer in certain circumstances, after its receipt by the Contract Owner. If this right is exercised, the contract will be terminated and treated as if it were never issued. Furthermore, the Flex Extra contract will be reinstated as if it had never been exchanged for the Panorama Premier contract.

In determining whether an exchange is appropriate, a contract owner should carefully compare the Flex Extra and Panorama Premier contracts and should carefully review the prospectuses for both products.

             CONTRACT VALUE CALCULATIONS FOR AMOUNTS ALLOCATED TO AN
                    INVESTMENT DIVISION OF A SEPARATE ACCOUNT

                        The Accumulation (Pay-In) Period
                        --------------------------------
               Valuation Date, Valuation Time and Valuation Period
               ---------------------------------------------------

Each day on which the net asset value of the shares of any of the Funds is determined is a "Valuation Date." The value of shares of the Funds held in each Separate Account is determined as of the "Valuation Time," which is the time of the close of trading on the New York Stock Exchange (currently 4:00 p.m. New York time) on a Valuation Date. A "Valuation Period" is the period, consisting of one or more days, from one Valuation Time to the next succeeding Valuation Time.

                             Accumulation Unit Value
                             -----------------------

The value of an Accumulation Unit (the "Accumulation Unit Value") for each Division of the Separate Account will vary from Valuation Date to Valuation Date. The initial Accumulation Unit Value for each Division was set at $1.00000000. The Accumulation Unit Value for each Division on any date thereafter is equal to the product of the "Net Investment Factor" for that Division (as defined below) for the Valuation Period which includes such date and the Accumulation Unit Value for that Division on the preceding Valuation Date.

                  Purchase of Accumulation Units in a Division
                  --------------------------------------------
                              of a Separate Account
                              ---------------------

You may allocate purchase payments among the available investment Divisions of a Separate Account and the Guaranteed Principal Account. At the end of each Valuation Period, MassMutual will apply Your purchase payment (after deducting any applicable premium taxes) to each Separate Account Division that you have allocated in order to purchase Accumulation Units of the designated Division(s). These Accumulation Units will be used in determining the value of amounts in the Separate Account credited to the Contract on or prior to the maturity date and the amount of variable annuity benefits at maturity. The value of the Accumulation Units in each Division will vary with and will reflect the investment performance and expenses of that Division (which in turn will reflect the investment performance of the Fund in which the assets of the Division are invested), any applicable taxes and the applicable Asset Charge.

The Accumulation Unit Value is determined as of the Valuation Time. Provided that the Contract application is complete, Accumulation Units are purchased at their Accumulation Unit Value within two days of the date on which a purchase payment is received in good order in the mail or by wire transfer at the Home Office Service Center or a designated bank lock box. If such date is not a Valuation Date, or if the purchase payment is received after the Valuation Time or other than by mail or wire transfer, the value of the Accumulation Units purchased will be determined as of the next Valuation Time following the date the payment is received. If an initial purchase payment is not applied to purchase Accumulation Units within five business days after receipt (due to incomplete or ambiguous Application information, for example) the payment amount will be refunded unless specific consent to retain the payment for a longer period is obtained from the prospective purchaser.

                              Net Investment Factor
                              ---------------------

The Net Investment Factor for each Division for any Valuation Period is equal to the sum of the Gross Investment Rate for that Division (as defined below) for the Valuation Period and 1.00000000, decreased by the applicable Asset Charge. The Net Investment Factor may be greater than or less than 1.00000000.

                              Gross Investment Rate
                              ---------------------

The Gross Investment Rate for each Division of a Separate Account is equal to the net earnings of that Division during the Valuation Period, divided by the value of the net assets of that Division at the beginning of the Valuation

Period. The net earnings of each Division are equal to the accrued investment income and capital gains and losses (realized and unrealized) of that Division and an adjustment for taxes paid or provided for. The Gross Investment Rate will be determined in accordance with generally accepted accounting principles and applicable laws, rules and regulations. The Gross Investment Rate may be positive or negative.

The policy of each Separate Account is to take dividends and capital gain distributions on shares of the Funds held by each Separate Account in additional shares and not in cash.

See the General Formulas section below for the general formulas used to compute
        ----------------
the value of an Accumulation Unit for any Division of a Separate Account, and for a hypothetical illustration using such formulas.

                          The Annuity (Pay-Out) Period
                          ----------------------------

When your Contract approaches its maturity date, you may choose to have the Accumulated Value of the Contract provide you at maturity with either Fixed Annuity payments (referred to as the "Fixed Income Option" in your Contract), Variable Monthly Annuity payments (referred to as the "Variable Income Option" in your Contract), or a combination of the two. You also may elect to receive the Accumulated Value in one lump sum. A Sales Charge (as described in the Prospectus) may be deducted from the Accumulated Value of your Contract at maturity. Fixed or Variable Monthly Annuity payments may be received under several different payment options. If you have made no election within a reasonable time after the maturity date, the Contract will provide you with the automatic payment of a Variable Monthly Annuity under a life income option with payments guaranteed for 10 years.

                                 Fixed Annuity
                                 -------------

If you select a Fixed Annuity, then each annuity payment will be for a fixed-dollar amount and will not vary with or reflect the investment performance of a Separate Account or its Divisions. For further information regarding the type of annuity benefit and the payment options available thereunder, you should refer to the Contracts.

                           Variable Monthly Annuity
                           ------------------------

If you select a Variable Monthly Annuity, then each annuity payment will be based upon the value of the Annuity Units. This value will vary with and reflect the investment performance of each Division to which Annuity Units are credited. The number of Annuity Units will not vary, but will remain fixed during the annuity period unless a joint and survivor Payment Option with reduced survivor income (as described in the Prospectus) is elected. Variable Monthly Annuity payments will be made by withdrawal of assets from the Separate Account.

                       Annuity Units and Monthly Payments
                       ----------------------------------

The number of Annuity Units in each Division to be credited to a Contract is determined in the following manner. First, the value of amounts attributable to a Contract to each Division of a Separate Account is determined by multiplying the number of Accumulation Units credited to a Division on the maturity date of the Contract by the Accumulation Unit Value of that Division on the Payment Calculation Date for the first Variable Monthly Annuity payment. Such value is then multiplied by the "purchase rate" (as defined below) to determine the amount of the first Variable Monthly Annuity payment attributable to each Division. Finally, the amount of the first Variable Monthly Annuity payment attributable to each Division is divided by the Annuity Unit Value for that Division on the Payment Calculation Date for such payment to determine the number of Annuity Units for that Division.

The dollar amount of each Variable Monthly Annuity payment (other than the first payment under a Contract) is equal to the sum of the products obtained by multiplying the number of Annuity Units in each Division credited to the Contract by their value (the "Annuity Unit Value") on the Payment Calculation Date.

                                  Purchase Rate
                                  -------------

The purchase rate for each Division is the amount of Variable Monthly Annuity payment purchased by $1,000 of Accumulated Value at maturity date applied to that Division. The purchase rates which will be applied will be those specified in the Contract or those in use by MassMutual when the first Variable Monthly Annuity payment is due, whichever provides the higher income. The purchase rate will differ according to the payment option which you elect and takes into account the age and year of birth of the Annuitant or Annuitants. The sex of the Annuitant or Annuitants will also be considered unless the Contract is issued on a unisex basis, including cases issued in connection with an employer-sponsored plan covered by the United States Supreme Court case of Arizona Governing
                                                        -----------------
Committee v. Norris.
-------------------

                            Assumed Investment Rates
                            ------------------------

The Assumed Investment Rate for each Separate Account Division will be 4% per annum unless a lower rate is required by state law. The Assumed Investment Rate will affect the amount by which Variable Monthly Annuity payments will vary from month to month. If the actual net investment performance for a Division for the period between the date any Variable Monthly Annuity payment is determined and the date the next Variable Monthly Annuity payment is determined is equivalent on an annual basis to an investment return at the Assumed Investment Rate, then the amount of the next payment attributable to that Division will be equal to the amount of the last payment. If such net investment performance for a Division is equivalent to an investment return greater than the Assumed Investment rate, the next payment attributable to that Division will be larger than the last; if such net investment performance for a Division is equivalent to a return smaller than the Assumed Investment Rate, then the next payment attributable to that Division will be smaller than the last.

                              Annuity Unit Value
                              ------------------

The Annuity Unit Value for a Division depends on the Assumed Investment Rate and on the Net Investment Factor for that Division. The initial Annuity Unit Value for each Division was set at $1.00000000. An Annuity Unit Value for a Division on any date thereafter is equal to the Net Investment Factor for the Valuation Period which includes such date divided by the sum of 1.00000000 plus the rate of interest for the number of days in such Valuation Period at an effective annual rate equal to the Assumed Investment Rate, and multiplied by the Annuity Unit Value for the Division on the preceding Valuation Date.

                                General Formulas
                                ----------------

            General Formulas to Determine Accumulation Unit Value and
            ---------------------------------------------------------
            Annuity Unit Value for any Division of a Separate Account
            ---------------------------------------------------------

Gross Investment         =  Net Earnings during Valuation Period
Rate                        ------------------------------------
                            Value of Net Assets at beginning of
                            Valuation Period

Net Investment           =  Gross Investment Rate + 1.00000000 - Asset
Factor                      Charge

Accumulation             =  Accumulation Unit Value on Preceding
Unit Value                  Valuation Date X Net Investment Factor

                            Annuity Unit Value on Preceding Valuation
                            Date X Net Investment Factor
                         -------------------------------
Annuity Unit             =  1.00000000 + rate of interest for number of
Value                       days in current Valuation Period at Assumed
                            Investment Rate

                   Illustration of Computation of Accumulation
                   -------------------------------------------
                and Annuity Unit Value Using Hypothetical Example
                -------------------------------------------------

The above computations may be illustrated by the following hypothetical example:
Assume that the net earnings of the Division for the Valuation Period were $11,760; that the value of net assets at the beginning of the Valuation Period was $30,000,000; that the Asset Charge was .00003562 per day; that the values of an Accumulation Unit and an Annuity Unit in the Division of the Separate Account on the preceding Valuation Date were $1.13500000 and $1.06700000, respectively, that the corresponding Assumed Investment Rate was 4% and that the Valuation Period was one day.

The Gross Investment Rate for the Valuation Period would be .00039200 ($11,760 divided by $30,000,000). The Net Investment Factor would be 1.00035638 (.00039200 plus 1.00000000 minus .00003562). The new Accumulation Unit Value would be $1.13540449 ($1.13500000 x 1.00035638). At an effective annual rate of
4%, the rate of interest for one day is .00010746, and the new Annuity Unit Value would be $1.06726557 ($1.06700000 x 1.00035638 divided by 1.00010746).

             General Formulas to Determine Variable Monthly Annuity
             ------------------------------------------------------
           Payments and Number of Annuity Units for any Division of a
           ----------------------------------------------------------
                               Separate Account
                               ----------------

First Variable              Accumulation Units Applied X Accumulation Unit
Monthly Annuity          =  Value on Payment Calculation Date for First Payment
                            Variable Monthly Annuity Payment X Purchase Rate

                            First Variable Monthly Annuity Payment
                         -----------------------------------------
Number of                =  Annuity Unit Value on Payment Calculation Date
Annuity Units               for First Variable Monthly Annuity Payment

Amount of
Subsequent               =  Number of Annuity Units X Annuity Unit Value
Variable Monthly            on the Applicable Payment Calculation Date
Annuity Payments


             Illustration of Computation of Variable Monthly Annuity
             -------------------------------------------------------
               Payments for a Contract Using Hypothetical Example
               --------------------------------------------------

The above computations may be illustrated by the following hypothetical example:
Assume that 35,000 Accumulation Units in a Division of a Separate Account were to be applied; that the purchase rate for the Assumed Investment Rate and payment option elected was $5.65 per $1,000; that the Accumulation Unit Value of such Division on the Payment Calculation Date for the first Variable Monthly Annuity payment was $1.35000000; and that the Annuity Unit Value of such Division on the Payment Calculation Date for the first Variable Monthly Annuity payment was $1.20000000 and for the second Variable Monthly Annuity payment was $1.20050000.

The first Variable Monthly Annuity payment would be $266.96 (35,000 x 1.35000000 x .00565). The number of Annuity Units of such Division credited would be
222.467 ($266.96 divided by $1.20000000). The amount of the second Variable Monthly Annuity payment would be $267.07 (222.467 x $1.20050000). If the Contract has Annuity Units credited in more than one Division of a Separate Account, the above computation would be made for each Division and the Variable Monthly Annuity Payment would be equal to the sum thereof.

                                PERFORMANCE MEASURES

MassMutual may show the performance for the Divisions of the Separate Accounts in the following ways:

                    Standardized Average Annual Total Return
                    ----------------------------------------

MassMutual will show the "Standardized Average Annual Total Return," formulated as prescribed by the rules of the SEC, for each Division of the Separate Accounts which has been in existence for more than one year. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects a deduction for the contingent deferred sales charge, the annual administrative charge and all other Fund, Separate Account and Contract level charges except premium taxes, if any. The annual administrative charge is apportioned among the Divisions of the Separate Accounts based upon the percentages of in force Contracts investing in each of the Divisions. MassMutual may choose to show Standardized Average Annual Total Returns based on the inception of the underlying Fund.

For Divisions of the Separate Accounts which have been in existence for less than one year, MassMutual will show the aggregate total return as permitted by the SEC. The aggregate total return assumes a single one thousand dollar payment made at the beginning of the period and full redemption at the end of the period. It reflects the change in unit value and a reduction of the contingent deferred sales charge.

The following tables show the Standardized Average Annual Total Return for the Divisions of the Separate Accounts for the period ended December 31, 1997.

                       Flexible Purchase Payment Contract

                               1997       5 Years     10 Years  Since Inception*

Equity Division               17.35%       14.93%      14.28%          --
Managed Bond Division          9.74        10.54       11.54           --
Blend Division                 0.52         5.45        7.57           --
Money Market Division         (3.73)        2.28        4.22           --
Oppenheimer Capital
  Appreciation Division        1.88          N/A         N/A        15.76%
Oppenheimer Global
  Securities Division         12.34          N/A         N/A         5.56
Oppenheimer Strategic
  Bond Division               (0.47)         N/A         N/A         7.03


* Since availability of Funds within contract (9/12/94)

                        Single Purchase Payment Contract

                                1997      5 Years    10 Years Since Inception*

Equity Division                21.48%      15.92%      14.34%        --
Managed Bond Division          14.14       11.50       11.60         --
Blend Division                  4.45        6.25        7.58         --
Money Market Division           0.01        3.05        4.23         --
Oppenheimer Capital
  Appreciation Division         5.90         N/A         N/A      16.97%
Oppenheimer Global
  Securities Division          16.53         N/A         N/A       6.81
Oppenheimer Strategic
  Bond Division                 3.41         N/A         N/A       8.26


* Since availability of Funds within the contract (9/12/94)

                        Additional Performance Measures
                        -------------------------------

The performance figures discussed below, are calculated on the basis of the historical performance of the Funds, and may assume the Contracts were in existence prior to April 27, 1987 (which they were not). Beginning April 27, 1987 (inception date), actual Accumulation Unit values are used for the calculations for the MML Funds. The Oppenheimer Funds were added to the contracts on September 12, 1994. For these funds, the calculations may be based on the premise that they were part of the contract from the inception date of each fund. Beginning September 12, 1994, actual accumulation unit values are used for the calculations for the Oppenheimer Funds.

The difference between the first set, PERCENTAGE CHANGE and ANNUALIZED RETURNS on Accumulation Unit Values, and the second set, the NON-STANDARDIZED ANNUAL and AVERAGE ANNUAL TOTAL RETURNS, is that the second set is based on specified premium patterns and includes the deduction of the annual Administrative Charge, whereas the first set does not. Additional details follow.

                  Accumulation Unit Values: Percentage Change
                  -------------------------------------------
                            and Annualized Returns.
                            ----------------------

MassMutual will show the PERCENTAGE CHANGE in the value of an Accumulation Unit for a Division of the Separate Account with respect to one or more periods. The ANNUALIZED RETURN, or average annual change in Accumulation Unit values, may also be shown with respect to one or more periods. For one year, the Percentage Change and the Annualized Return are effective annual rates of return and are equal. For periods greater than one year, the Annualized Return is the effective annual compounded rate of return for the periods stated. Since the value of an Accumulation Unit reflects the Separate Account and Fund expenses (See Table of Fees and Expenses - in the Flex Extra Prospectus), the Percentage Change and Annualized Returns also reflect these expenses. However, these percentages do not reflect the annual Administrative Charge and the contingent deferred sales charge or premium taxes (if any), which if included would reduce the percentages reported by MassMutual.

                 Percentage Change in Accumulation Unit Values
                 ---------------------------------------------
                          For Periods Ending 12/31/97
                          ---------------------------

                                             1 Year        5 Years     10 Years
                                             ------        -------     --------
MML Equity                                    27.00%       116.95%       303.19%
MML Money Market                               3.84         16.68         52.42
MML Managed Bond                               8.53         36.43        110.22
MML Blend                                     19.39         79.11        217.73
Oppenheimer Capital Appreciation              10.27         96.29        295.29
Oppenheimer Global Securities                 21.16        122.00           N/A
Oppenheimer Strategic Bond                     7.33           N/A           N/A



                   Annualized Accumulation Unit Value Return
                   -----------------------------------------
                          For Periods Ending 12/31/97
                          ---------------------------


                                      1 Year     3 Years     5 Years    10 Years
                                      ------     -------     -------    --------
MML Equity                            27.00%      24.99%      16.75%      14.96%
MML Money Market                      19.39       17.81       12.36       12.26
MML Managed Bond                       8.53        9.17        6.41        7.71
MML Blend                              3.84        3.92        3.13        4.30
Oppenheimer Capital
  Appreciation                        10.27       19.63       14.44       14.73
Oppenheimer Global
  Securities                          21.16       12.37       17.29         N/A
Oppenheimer Strategic
  Bond                                 7.33       10.58         N/A         N/A


The NON-STANDARDIZED ANNUAL TOTAL RETURN for a Division of the Separate Account is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN for a Division of the Separate Account is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

Note: The NON-STANDARDIZED ANNUAL TOTAL RETURN will be less than the NON-STANDARDIZED ANNUALIZED RETURN on Accumulation Unit values for the same period due to the effect of the annual Administrative Charge. Additionally, the magnitude of this difference will depend on the size of the Accumulated Value from which the annual Administrative Charge is deducted.

The performance figures discussed above reflect historical results of the Funds and are not intended to indicate or to predict future performance.

Performance information for the Separate Account Divisions may be: (a) compared to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service or similar services that rank mutual funds and other investment companies by overall performance, investment objectives and assets;
(b) tracked by other ratings services, companies, publications or persons who rank separate accounts or other investment products on overall performance or other criteria; and (c) included in data bases that can be used to produce reports and illustrations by organizations such as CDA Wiesenberger. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

                        YIELD AND EFFECTIVE YIELD

MassMutual may show yield and effective yield figures for the Money Market Division of the Separate Account. "Yield" refers to the income generated by an investment in the Money Market Division over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective" yield is calculated similarly but, when annualized, the income earned by an investment in the Money Market Division is assumed to be re-invested. Therefore the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

These figures reflect a deduction for all Fund, Separate Account and Contract level charges, assuming the Contract remains inforce. The figures do not reflect the contingent deferred sales charge or premium tax deductions (if any), which if included would reduce the percentages reported.

The following tables show the 7-day Yield and Effective Yield for the Money Market Division of the Separate Accounts for the periods ended December 31, 1997:

Before Annual Maintenance Charge
7-Day Yield:
-----------

Separate Account 1 (Tax-Qualified Contracts) ...........................  3.93%
Separate Account 2 (Non-Tax Qualified Contracts) .......................  3.93%

7-Day Effective Yield:
---------------------

Separate Account 1 (Tax-Qualified Contracts) ...........................  4.00%
Separate Account 2 (Non-Tax-Qualified Contracts) .......................  4.00%


The performance figures discussed above reflect historical results of the Funds and are not intended to indicate or to predict future performance.

After Annual Maintenance Charge (Separate Accounts 1 and 2)

                                             Flexible Purchase   Single Purchase
                                                  Contracts          Contracts
Annual Maintenance Charge
  Deduction                                         0.21%              0.05%
7-Day Yield                                         3.72%              3.88%
7-Day Effective Yield                               3.79%              3.95%

                      Flex Extra Hypothetical Projections

Managed Bond Division
---------------------

        $2,000 purchase payment made each December 31
First purchase payment made on December 31, 1987



               Values prior to current    Non-Standardized
               year's purchase payment    ----------------
               -----------------------       One   Average
                                            Year    Annual
                Cumulative  Acumulated     Total     Total
     Date         Payments       Value    Return    Return
----------------------------------------------------------
12/31/1988           2,000       2,086     4.30%     4.30%
12/31/1989           4,000       4,523    10.70%     8.48%
12/31/1990           6,000       6,953     6.59%     7.55%
12/31/1991           8,000      10,279    14.81%    10.28%
12/31/1992          10,000      12,974     5.66%     8.81%
12/31/1993          12,000      16,494    10.15%     9.16%
12/31/1994          14,000      17,531    -5.21%     5.63%
12/31/1995          16,000      22,940    17.45%     7.97%
12/31/1996          18,000      25,386     1.79%     6.81%
12/31/1997          20,000      29,686     8.40%     7.07%

Managed Bond Division
---------------------

       $50,000 single purchase payment made December 31, 1987

               Values prior to current    Non-Standardized
               year's purchase payment    ----------------
               -----------------------       One   Average
                                            Year    Annual
                Cumulative  Acumulated     Total     Total
     Date         Payments       Value    Return    Return
----------------------------------------------------------

12/31/1988          50,000      52,882     5.76%     5.76%
12/31/1989          50,000      58,899    11.38%     8.53%
12/31/1990          50,000      63,024     7.00%     8.02%
12/31/1991          50,000      72,577    15.16%     9.76%
12/31/1992          50,000      76,859     5.90%     8.98%
12/31/1993          50,000      84,811    10.35%     9.21%
12/31/1994          50,000      80,525    -5.05%     7.04%
12/31/1995          50,000      94,695    17.60%     8.31%
12/31/1996          50,000      96,491     1.90%     7.58%
12/31/1997          50,000     104,689     8.50%     7.67%

Blend Division
--------------

        $2,000 purchase payment made each December 31
First purchase payment made on December 31, 1987

               Values prior to current    Non-Standardized
               year's purchase payment    ----------------
               -----------------------       One   Average
                                            Year    Annual
                Cumulative  Acumulated     Total     Total
     Date         Payments       Value    Return    Return
----------------------------------------------------------

12/31/1988           2,000       2,209    10.45%    10.45%
12/31/1989           4,000       4,958    17.80%    15.20%
12/31/1990           6,000       7,006     0.69%     7.95%
12/31/1991           8,000      10,995    22.09%    13.13%
12/31/1992          10,000      13,995     7.70%    11.42%
12/31/1993          12,000      17,288     8.08%    10.53%
12/31/1994          14,000      19,474     0.96%     8.26%
12/31/1995          16,000      26,106    21.57%    10.81%
12/31/1996          18,000      31,585    12.38%    11.09%
12/31/1997          20,000      40,062    19.29%    12.33%

Blend Division
--------------

       $50,000 single purchase payment made December 31, 1987


               Values prior to current    Non-Standardized
               year's purchase payment    ----------------
               -----------------------       One   Average
                                            Year    Annual
                Cumulative  Acumulated     Total     Total
     Date         Payments       Value    Return    Return
----------------------------------------------------------

12/31/1988          50,000      55,944    11.89%    11.89%
12/31/1989          50,000      66,269    18.46%    15.13%
12/31/1990          50,000      66,983     1.08%    10.24%
12/31/1991          50,000      82,006    22.43%    13.17%
12/31/1992          50,000      88,508     7.93%    12.10%
12/31/1993          50,000      95,824     8.27%    11.45%
12/31/1994          50,000      96,892     1.11%     9.91%
12/31/1995          50,000     117,919    21.70%    11.32%
12/31/1996          50,000     132,633    12.48%    11.45%
12/31/1997          50,000     158,322    19.37%    12.22%

                      Flex Extra Hypothetical Projections

Money Market Division
---------------------

        $2,000 purchase payment made each December 31
First purchase payment made on December 31, 1987

               Values prior to current    Non-Standardized
               year's purchase payment    ----------------
               -----------------------       One   Average
                                            Year    Annual
                Cumulative  Acumulated     Total     Total
     Date         Payments       Value    Return    Return
----------------------------------------------------------

12/31/1988           2,000       2,092     4.60%     4.60%
12/31/1989           4,000       4,382     7.09%     6.24%
12/31/1990           6,000       6,786     6.33%     6.28%
12/31/1991           8,000       9,161     4.27%     5.49%
12/31/1992          10,000      11,366     1.84%     4.30%
12/31/1993          12,000      13,522     1.17%     3.42%
12/31/1994          14,000      15,876     2.28%     3.14%
12/31/1995          16,000      18,597     4.03%     3.33%
12/31/1996          18,000      21,322     3.52%     3.37%
12/31/1997          20,000      24,183     3.69%     3.43%

Money Market Division
---------------------

       $50,000 single purchase payment made December 31, 1987

               Values prior to current    Non-Standardized
               year's purchase payment    ----------------
               -----------------------       One   Average
                                            Year    Annual
                Cumulative  Acumulated     Total     Total
     Date         Payments       Value    Return    Return
----------------------------------------------------------

12/31/1988          50,000      53,013     6.03%     6.03%
12/31/1989          50,000      57,134     7.77%     6.90%
12/31/1990          50,000      60,989     6.75%     6.85%
12/31/1991          50,000      63,806     4.62%     6.29%
12/31/1992          50,000      65,151     2.11%     5.44%
12/31/1993          50,000      66,051     1.38%     4.75%
12/31/1994          50,000      67,676     2.46%     4.42%
12/31/1995          50,000      70,508     4.18%     4.39%
12/31/1996          50,000      73,081     3.65%     4.31%
12/31/1997          50,000      75,857     3.80%     4.26%

Equity Division
---------------

        $2,000 purchase payment made each December 31
First purchase payment made on December 31, 1987

               Values prior to current    Non-Standardized
               year's purchase payment    ----------------
               -----------------------       One   Average
                                            Year    Annual
                Cumulative  Acumulated     Total     Total
     Date         Payments       Value    Return    Return
----------------------------------------------------------

12/31/1988           2,000       2,270    13.50%    13.50%
12/31/1989           4,000       5,161    20.87%    18.24%
12/31/1990           6,000       7,007    -2.15%     7.96%
12/31/1991           8,000      11,135    23.63%    13.67%
12/31/1992          10,000      14,291     8.80%    12.15%
12/31/1993          12,000      17,579     7.91%    11.02%
12/31/1994          14,000      20,083     2.57%     9.03%
12/31/1995          16,000      28,563    29.34%    12.79%
12/31/1996          18,000      36,253    18.62%    13.77%
12/31/1997          20,000      48,547    26.91%    15.67%

Equity Division
---------------

       $50,000 single purchase payment made December 31, 1987

               Values prior to current    Non-Standardized
               year's purchase payment    ----------------
               -----------------------       One   Average
                                            Year    Annual
                Cumulative  Acumulated     Total     Total
     Date         Payments       Value    Return    Return
----------------------------------------------------------

12/31/1988          50,000      57,478    14.96%    14.96%
12/31/1989          50,000      69,846    21.52%    18.19%
12/31/1990          50,000      68,605    -1.78%    11.12%
12/31/1991          50,000      85,048    23.97%    14.20%
12/31/1992          50,000      92,730     9.03%    13.15%
12/31/1993          50,000     100,232     8.09%    12.29%
12/31/1994          50,000     102,962     2.72%    10.87%
12/31/1995          50,000     133,310    29.47%    13.04%
12/31/1996          50,000     158,250    18.71%    13.66%
12/31/1997          50,000     200,949    26.98%    14.92%

                      Flex Extra Hypothetical Projections

Capital Appreciation Division
-----------------------------
        $2,000 purchase payment made each December 31
First purchase payment made on December 31, 1987

               Values prior to current    Non-Standardized
               year's purchase payment    ----------------
               -----------------------       One   Average
                                            Year    Annual
                Cumulative  Acumulated     Total     Total
     Date         Payments       Value    Return    Return
----------------------------------------------------------

12/31/1988           2,000       2,209    10.45%    10.45%
12/31/1989           4,000       5,270    25.21%    19.85%
12/31/1990           6,000       5,939   -18.31%    -0.51%
12/31/1991           8,000      12,090    52.29%    17.22%
12/31/1992          10,000      16,018    13.68%    16.14%
12/31/1993          12,000      22,610    25.49%    18.43%
12/31/1994          14,000      22,413    -8.93%    11.79%
12/31/1995          16,000      31,918    30.74%    15.24%
12/31/1996          18,000      40,203    18.53%    15.79%
12/31/1997          20,000      46,502    10.19%    14.93%

Capital Appreciation Division
-----------------------------

       $50,000 single purchase payment made December 31, 1987

               Values prior to current    Non-Standardized
               year's purchase payment    ----------------
               -----------------------       One   Average
                                            Year    Annual
                Cumulative  Acumulated     Total     Total
     Date         Payments       Value    Return    Return
----------------------------------------------------------

12/31/1988          50,000      55,944    11.89%    11.89%
12/31/1989          50,000      70,415    25.87%    18.67%
12/31/1990          50,000      57,784   -17.94%     4.94%
12/31/1991          50,000      88,218    52.67%    15.25%
12/31/1992          50,000     100,478    13.90%    14.98%
12/31/1993          50,000     126,249    25.65%    16.69%
12/31/1994          50,000     115,129    -8.81%    12.65%
12/31/1995          50,000     150,657    30.86%    14.78%
12/31/1996          50,000     178,701    18.61%    15.20%
12/31/1997          50,000     197,025    10.25%    14.70%

Global Securities Division
--------------------------
        $2,000 purchase payment made each December 31
First purchase payment made on December 31, 1990

               Values prior to current    Non-Standardized
               year's purchase payment    ----------------
               -----------------------       One   Average
                                            Year    Annual
                Cumulative  Acumulated     Total     Total
     Date         Payments       Value    Return    Return
----------------------------------------------------------

12/31/1991           2,000       2,006     0.30%     0.30%
12/31/1992           4,000       3,638    -9.19%    -6.16%
12/31/1993           6,000       9,444    67.51%    24.47%
12/31/1994           8,000      10,614    -7.25%    11.64%
12/31/1995          10,000      12,696     0.65%     8.07%
12/31/1996          12,000      17,019    15.81%    10.08%
12/31/1997          14,000      23,008    20.97%    12.45%

Global Securities Division
--------------------------

       $50,000 single purchase payment made December 31, 1990

               Values prior to current    Non-Standardized
               year's purchase payment    ----------------
               -----------------------       One   Average
                                            Year    Annual
                Cumulative  Acumulated     Total     Total
     Date         Payments       Value    Return    Return
----------------------------------------------------------

12/31/1991          50,000      50,996     1.99%     1.99%
12/31/1992          50,000      46,729    -8.37%    -3.33%
12/31/1993          50,000      78,534    68.06%    16.24%
12/31/1994          50,000      73,047    -6.99%     9.94%
12/31/1995          50,000      73,696     0.89%     8.07%
12/31/1996          50,000      85,493    16.01%     9.35%
12/31/1997          50,000     103,550    21.12%    10.96%

Strategic Bond Division
-----------------------

        $2,000 purchase payment made each December 31
First purchase payment made on December 31, 1993

               Values prior to current    Non-Standardized
               year's purchase payment    ----------------
               -----------------------       One   Average
                                            Year    Annual
                Cumulative  Acumulated     Total     Total
     Date         Payments       Value    Return    Return
----------------------------------------------------------

12/31/1994           2,000       1,865    -6.75%    -6.75%
12/31/1995           4,000       4,366    12.96%     5.98%
12/31/1996           6,000       7,009    10.10%     7.98%
12/31/1997           8,000       9,634     6.94%     7.57%

Strategic Bond Division
-----------------------

       $50,000 single purchase payment made December 31, 1993

               Values prior to current    Non-Standardized
               year's purchase payment    ----------------
               -----------------------       One   Average
                                            Year    Annual
                Cumulative  Acumulated     Total     Total
     Date         Payments       Value    Return    Return
----------------------------------------------------------

12/31/1994          50,000      47,459    -5.08%    -5.08%
12/31/1995          50,000      54,010    13.80%     3.93%
12/31/1996          50,000      59,732    10.59%     6.11%
12/31/1997          50,000      64,078     7.28%     6.40%

Report Of Independent Accountants

To the Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 1 and the Board of Directors of Massachusetts Mutual Life Insurance Company

We have audited the statements of assets and liabilities of the Flex Extra segment (Qualified) of Massachusetts Mutual Variable Annuity Separate Account 1 (comprising, respectively, the MML Equity Division, MML Money Market Division, MML Managed Bond Division, MML Blend Division, Oppenheimer Capital Appreciation Division, Oppenheimer Global Securities Division and Oppenheimer Strategic Bond Division - the "Divisions") as of December 31, 1997, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of December 31, 1997, by examination of the records of MML Series Investment Fund and by confirmation with Oppenheimer Variable Account Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting the Flex Extra segment (Qualified) of Massachusetts Mutual Variable Annuity Separate Account 1 as of December 31, 1997, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                          Coopers & Lybrand L.L.P.

Springfield, Massachusetts
February 3, 1998

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra
(Qualified)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

                                                                 MML                MML                              Oppenheimer
                                               MML              Money             Managed            MML               Capital
                                              Equity            Market             Bond             Blend            Appreciation
                                             Division          Division          Division          Division            Division
                                         ---------------    ---------------   ---------------    ---------------    ---------------
ASSETS
 Investments
 Number of shares (Note 2)                    40,091,402         69,062,080         8,976,723         67,254,696          7,492,349
                                         ===============    ===============   ===============    ===============    ===============
 Identified cost (Note 6)                $   933,378,261    $    69,062,080   $   109,961,303    $ 1,240,049,503    $   269,624,757
                                         ===============    ===============   ===============    ===============    ===============
 Value (Note 3A)                         $ 1,420,965,411    $    69,062,080   $   111,391,938    $ 1,619,464,821    $   306,886,595
Dividends receivable                         114,574,493            302,121         1,791,050        121,400,824                 --
Receivable for accumulation units sold           700,385            222,829            32,937            651,948            145,443
Divisional transfers pending settlement         (134,559)           315,432            (4,679)           (95,069)           (29,882)
Other assets                                          --              1,024                --                 --                 --
                                         ---------------    ---------------   ---------------    ---------------    ---------------
   Total assets                            1,536,105,730         69,903,486       113,211,246      1,741,422,524        307,002,156


LIABILITIES
Redemptions pending settlement                   226,259             30,110             8,994             88,564              8,619
Annuitant mortality fluctuation reserve
 (Note 3D)                                        20,509                396             2,888             50,711              1,066
Payable to Massachusetts Mutual
 Life Insurance Company                        4,899,849            236,261           346,135          5,446,197            975,705
                                         ---------------    ---------------   ---------------    ---------------    ---------------
   Total liabilities                           5,146,617            266,767           358,017          5,585,472            985,390
                                         ---------------    ---------------   ---------------    ---------------    ---------------
NET ASSETS                               $ 1,530,959,113    $    69,636,719   $   112,853,229    $ 1,735,837,052    $   306,016,766
                                         ===============    ===============   ===============    ===============    ===============

Net Assets:
Accumulation units--Value                $ 1,530,275,491    $    69,623,504   $   112,756,961    $ 1,734,146,672    $   305,981,239
Annuity reserves (Note 3E)                       683,622             13,215            96,268          1,690,380             35,527
                                         ---------------    ---------------   ---------------    ---------------    ---------------
     Net assets                          $ 1,530,959,113    $    69,636,719   $   112,853,229    $ 1,735,837,052    $   306,016,766
                                         ===============    ===============   ===============    ===============    ===============

Accumulation units (Note 8)
 Contract owners                             413,935,012         44,060,821        52,035,004        574,212,871        177,599,099
 Massachusetts Mutual Life
   Insurance Company                                  --                 --                --                 --              5,000
                                         ---------------    ---------------   ---------------    ---------------    ---------------
   Total Units                               413,935,012         44,060,821        52,035,004        574,212,871        177,604,099
                                         ===============    ===============   ===============    ===============    ===============

NET ASSET VALUE PER
ACCUMULATION UNIT
  December 31, 1997                      $          3.70    $          1.58   $          2.17    $          3.02    $          1.72
  December 31, 1996                                 2.91               1.52              2.00               2.53               1.56
  December 31, 1995                                 2.45               1.47              1.96               2.25               1.32
  December 31, 1994                                 1.89               1.41              1.67               1.85               1.01
  December 31, 1993                                 1.84               1.37              1.75               1.83                 --

                                               Oppenheimer        Oppenheimer
                                                 Global            Strategic
                                               Securities            Bond
                                                Division           Division
                                            ---------------    ---------------
ASSETS
Investments
 Number of shares (Note 2)                        9,404,081         12,940,788
                                            ===============    ===============
 Identified cost (Note 6)                   $   160,754,628    $    64,689,536
                                            ===============    ===============
 Value (Note 3A)                            $   200,965,213    $    66,256,832
Dividends receivable                                     --
Receivable for accumulation units sold              110,998             14,408
Divisional transfers pending settlement             (29,798)           (21,446)
Other assets                                             --                 --
                                            ---------------    ---------------
   Total assets                                 201,046,413         66,249,794

LIABILITIES
Redemptions pending settlement                       58,374             (1,851)
Annuitant mortality fluctuation reserve
 (Note 3D)                                              624                793
Payable to Massachusetts Mutual
 Life Insurance Company                             611,007            186,448
                                            ---------------    ---------------
   Total liabilities                                670,005            185,390
                                            ---------------    ---------------
NET ASSETS                                  $   200,376,408    $    66,064,404
                                            ===============    ===============

Net Assets:
Accumulation units--Value                   $   200,355,611    $    66,037,957
Annuity reserves (Note 3E)                           20,797             26,447
                                            ---------------    ---------------
     Net assets                             $   200,376,408    $    66,064,404
                                            ===============    ===============

Accumulation units (Note 8)
 Contract owners                                157,063,622         49,821,459
 Massachusetts Mutual Life
   Insurance Company                                  5,000              5,000
                                            ---------------    ---------------
   Total Units                                  157,068,622         49,826,459
                                            ===============    ===============

NET ASSET VALUE PER
ACCUMULATION UNIT
  December 31, 1997                         $          1.28    $          1.33
  December 31, 1996                                    1.05               1.23
  December 31, 1995                                    0.91               1.12
  December 31, 1994                                    0.90               0.98
  December 31, 1993                                      --                 --

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra
(Qualified)

STATEMENT OF OPERATIONS

For The Year Ended December 31, 1997


                                                           MML             MML                     Oppenheimer    Oppenheimer
                                           MML            Money          Managed        MML          Capital         Global
                                          Equity          Market          Bond         Blend       Appreciation    Securities
                                         Division        Division       Division      Division       Division       Division
                                       -------------  -------------  -------------  -------------  -------------  ------------
Investment income
Dividends (Note 3B)                    $114,589,712   $  3,754,994   $  6,941,117   $162,752,698   $ 10,620,416   $  1,580,928

Expenses
Mortality and expense risk fees and
 administrative expenses (Note 4)        17,097,939        963,457      1,377,107     20,687,456      3,329,641      2,084,279
                                       -------------  -------------  -------------  -------------  -------------  ------------
Net investment income (loss) (Note 3C)   97,491,773      2,791,537      5,564,010    142,065,242      7,290,775       (503,351)
                                       -------------  -------------  -------------  -------------  -------------  ------------

Net realized and unrealized
 gain on investments
Net realized gain on investments
 (Notes 3B, 3C and 7)                    12,495,460             --          8,195     24,142,272      4,123,760      1,178,693
Change in net unrealized appreciation/
 depreciation of investments            199,325,594             --      3,169,238    114,765,896     15,365,603     27,069,966
                                       -------------  -------------  -------------  -------------  -------------  ------------
Net gain on investments                 211,821,054             --      3,177,433    138,908,168     19,489,363     28,248,659
                                       -------------  -------------  -------------  -------------  -------------  ------------

Net increase in net assets
 resulting from operations             $309,312,827   $  2,791,537   $  8,741,443   $280,973,410   $ 26,780,138   $ 27,745,308
                                       =============  =============  =============  =============  =============  ============


                                                                 Oppenheimer
                                                                  Strategic
                                                                    Bond
                                                                  Division
                                                               -------------
Investment income
Dividends (Note 3B)                                            $  4,203,985

Expenses
Mortality and expense risk fees and
 administrative expenses (Note 4)                                   677,962
                                                               -------------
Net investment income (loss) (Note 3C)                            3,526,023
                                                               -------------

Net realized and unrealized
 gain on investments
Net realized gain on investments
 (Notes 38, 3C and 7)                                               228,380
Change in net unrealized appreciation/
 depreciation of investments                                        103,191
                                                               -------------
Net gain on investments                                             331,571
                                                               -------------

Net increase in net assets
 resulting from operations                                     $  3,857,594
                                                               =============

                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra
(Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For The Year Ended December 31,1997

                                                                                 MML               MML
                                                             MML                Money            Managed             MML
                                                            Equity              Market             Bond             Blend
                                                           Division            Division          Division          Division
                                                      -----------------     --------------    ---------------  -----------------
Increase (decrease) in net assets
Operations:
 Net investment income (loss)                          $    97,491,773       $  2,791,537      $   5,564,010    $   142,065,242
 Net realized gain on investments                           12,495,460                 --              8,195         24,142,272
 Change in net unrealized appreciation/
  depreciation of investments                              199,325,594                 --          3,169,238        114,765,896
                                                      -----------------     --------------    ---------------  -----------------

Net increase in net assets resulting from operations       309,312,827          2,791,537          8,741,443        280,973,410
                                                      -----------------     --------------    ---------------  -----------------
Capital transactions: (Note 8)
 Net contract payments (Note 6)                            220,631,779         40,836,523         17,525,135        207,397,147
 Transfer to Guaranteed Principal Account                   (6,025,604)        (2,473,788)          (630,184)        (5,168,376)
 Withdrawal of funds                                      (110,143,524)       (10,374,826)        (9,127,017)      (158,292,213)
 Reimbursement (payment) of accumulation
  unit value fluctuation                                       618,242            (81,658)           (27,032)           404,089
 Net charge (credit) to annuitant mortality
  fluctuation reserve (Note 3D)                                 (5,639)               142             14,949           (228,565)
 Annuity benefit payments                                      (47,741)            (1,141)            (7,638)          (145,635)
 Withdrawals due to administrative and
  contingent deferred sales charges (Note 6)                (3,163,446)          (169,648)          (714,396)        (4,417,293)
 Divisional transfers                                       30,579,317         38,923,394         (7,589,809)       (17,850,818)
                                                      -----------------     --------------    ---------------  -----------------
Net increase (decrease) in net assets
 resulting from capital transactions                       132,443,384        (11,187,790)          (555,991)        21,698,336
                                                      -----------------     --------------    ---------------  -----------------
Total increase (decrease)                                  441,756,211         (8,396,253)         8,185,451        302,671,746

NET ASSETS, at beginning of the year                     1,089,202,902         78,032,972        104,667,778      1,433,165,306
                                                      -----------------     --------------    ---------------  -----------------

NET ASSETS, at end of the year                         $ 1,530,959,113       $ 69,636,719      $ 112,853,229    $ 1,735,837,052
                                                      =================     ==============    ===============  =================

                                                          Oppenheimer         Oppenheimer        Oppenheimer
                                                            Capital             Global            Strategic
                                                          Appreciation        Securities            Bond
                                                            Division           Division           Division
                                                        ---------------    ---------------     --------------
Increase (decrease) in net assets
Operations:
 Net investment income (loss)                            $   7,290,775      $    (503,351)      $  3,526,023
 Net realized gain on investments                            4,123,760          1,178,693            228,380
 Change in net unrealized appreciation/
  depreciation of investments                               15,365,603         27,069,966            103,191
                                                        ---------------    ---------------     --------------

Net increase in net assets resulting from operations        26,780,138         27,745,308          3,857,594
                                                        ---------------    ---------------     --------------
Capital transactions: (Note 8)
 Net contract payments (Note 6)                             85,295,016         52,890,477         25,868,183
 Transfer to Guaranteed Principal Account                     (708,095)          (386,663)          (355,058)
 Withdrawal of funds                                       (16,117,822)       (10,726,014)        (3,266,354)
 Reimbursement (payment) of accumulation
  unit value fluctuation                                       103,934            685,959             (7,779)
 Net charge (credit) to annuitant mortality
  fluctuation reserve (Note 3D)                                    535                210             (3,801)
 Annuity benefit payments                                       (3,061)               299                441
 Withdrawals due to administrative and
  contingent deferred sales charges (Note 6)                  (493,582)          (221,028)           (51,547)
 Divisional transfers                                       14,315,971         16,992,696          2,476,036
                                                        ---------------    ---------------     --------------
Net increase (decrease) in net assets
 resulting from capital transactions                        82,392,896         59,235,936         24,660,121
                                                        ---------------    ---------------     --------------
Total increase (decrease)                                  109,173,034         86,981,244         28,517,715

NET ASSETS, at beginning of the year                       196,843,732        113,395,164         37,546,689
                                                        ---------------    ---------------     --------------

NET ASSETS, at end of the year                           $ 306,016,766      $ 200,376,408       $ 66,064,404
                                                        ===============    ===============     ==============


                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 -- Flex Extra
(Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For The Year Ended December 31, 1996

                                                                             MML                 MML
                                                           MML              Money              Managed              MML
                                                          Equity            Market              Bond               Blend
                                                         Division          Division            Division           Division
                                                     ---------------    ---------------    ---------------    ---------------
Increase (decrease) In net assets
Operations:
 Net investment income (loss)                        $    36,374,140    $     2,444,356    $     5,203,609    $    67,704,545
 Net realized gain (loss) on investments                  10,382,200                 --              1,492         16,971,599
 Change in net unrealized appreciation/depreciation
  of investments                                         115,060,848                 --         (3,134,796)        72,870,820
                                                     ---------------    ---------------    ---------------    ---------------
Net increase in net assets resulting from
 operations                                              161,817,188          2,444,356          2,070,305        157,546,964
                                                     ---------------    ---------------    ---------------    ---------------
Capital transactions: (Note 8)
 Net contract payments (Note 6)                          202,988,508         48,076,014         23,398,821        216,725,735
 Transfer to Guaranteed Principal Account                 (3,718,121)        (2,283,737)          (630,775)        (3,985,433)
 Withdrawal of funds                                     (71,672,816)       (10,940,328)        (8,477,782)      (121,978,327)
 Reimbursement (payment) of accumulation
  unit value fluctuation                                     238,612             (8,585)            (5,812)           148,659
 Net charge (credit) to annuitant mortality
  fluctuation reserve (Note 3D)                                1,013                103                435             (1,063)
 Annuity benefit payments                                    (24,165)            (1,106)            (3,131)           (64,531)
 Withdrawals due to administrative and
  contingent deferred sales charges (Note 6)              (2,599,700)          (238,577)          (699,939)        (4,112,110)
 Divisional transfers                                      9,266,576        (20,377,584)        (8,417,236)       (39,814,967)
                                                     ---------------    ---------------    ---------------    ---------------
 Net increase in net assets
  resulting from capital transactions                    134,479,907         14,226,200          5,164,581         46,917,963
                                                     ---------------    ---------------    ---------------    ---------------
 Total increase                                          296,297,095         16,670,556          7,234,886        204,464,927

 NET ASSETS, at beginning of the year                    792,905,807         61,362,416         97,432,892      1,228,700,379
                                                     ---------------    ---------------    ---------------    ---------------
 NET ASSETS, at end of the year                      $ 1,089,202,902    $    78,032,972    $   104,667,778    $ 1,433,165,306
                                                     ===============    ===============    ===============    ===============

                                                        Oppenheimer        Oppenheimer        Oppenheimer
                                                          Capital            Global            Strategic
                                                        Appreciation        Securities            Bond
                                                          Division           Division           Division
                                                      ---------------    ----------------   ---------------
Increase (decrease) In net assets
Operations:
 Net investment income (loss)                         $     3,437,887    $    (1,067,100)   $     1,884,569
 Net realized gain (loss) on investments                    1,263,459            (62,553)            38,682
 Change in net unrealized appreciation/depreciation
  of investments                                           11,417,050         13,625,232            928,108
                                                      ---------------    ----------------   ---------------
Net increase in net assets resulting from
 operations                                                16,118,396         12,495,579          2,851,359
                                                      ---------------    ----------------   ---------------
Capital transactions: (Note 8)
 Net contract payments (Note 6)                            80,811,285         39,535,046         16,074,801
 Transfer to Guaranteed Principal Account                    (558,356)          (353,662)          (179,432)
 Withdrawal of funds                                       (8,478,007)        (6,026,082)        (1,541,386)
 Reimbursement (payment) of accumulation
  unit value fluctuation                                      267,513             66,697             23,109
 Net charge (credit) to annuitant mortality
  fluctuation reserve (Note 3D)                                  (159)                --                 --
 Annuity benefit payments                                        (238)                --                 --
 Withdrawals due to administrative and
  contingent deferred sales charges (Note 6)                 (247,046)          (147,907)           (43,382)
 Divisional transfers                                      44,018,111         13,434,086          1,891,014
                                                      ---------------    ----------------   ---------------
 Net increase in net assets
  resulting from capital transactions                     115,813,103         46,508,178         16,224,724
                                                      ---------------    ----------------   ---------------
 Total increase                                           131,931,499         59,003,757         19,076,083

 NET ASSETS, at beginning of the year                      64,912,233         54,391,407         18,470,606
                                                      ---------------    ----------------   ---------------
 NET ASSETS, at end of the year                       $   196,843,732    $   113,395,164    $    37,546,689
                                                      ===============    ================   ===============

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra
(Qualified)

Notes To Financial Statements

1.  HISTORY

    Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") is a separate investment account established on April 8, 1981 by Massachusetts Mutual Life Insurance Company ("MassMutual"). Separate Account 1 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 and the rules promulgated thereunder.

    MassMutual maintains three segments within Separate Account 1. The segments are Variable Annuity Fund 4, Flex- Annuity IV (Qualified) and Flex Extra (Qualified.) These notes and the financial statements presented herein, with the exception of Note 9, describe and consist only of the Flex Extra (Qualified) segment (the Segment).

    On September 13, 1994, MassMutual paid $15,000 to provide the initial capital for the Segments three new divisions: 1,516 shares were purchased in the management investment company described in Note 2 supporting the three new Oppenheimer divisions of the Segment.

2.  INVESTMENT OF THE SEGMENTS ASSETS

    The Flex Extra (Qualified) Segment maintains seven divisions. The MML Equity Division invests in shares of MML Equity Fund, the MML Money Market Division invests in shares of MML Money Market Fund, the MML Managed Bond Division invests in shares of MML Managed Bond Fund, the MML Blend Division invests in shares of MML Blend Fund, the Oppenheimer Capital Appreciation Division invests in shares of Oppenheimer Capital Appreciation Fund, the Oppenheimer Global Securities Division invests in shares of Oppenheimer Global Securities Fund and the Oppenheimer Strategic Bond Division invests in shares of Oppenheimer Strategic Bond Fund.

    MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are four series of shares of MML Series Investment Fund (the "MML Trust"). The MML Trust is a registered, no-load, open-end, management investment company for which MassMutual serves as investment manager. Concert Capital Management, Inc. ("Concert") served as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund from 1993-1996. Concert merged with and into David L. Babson and Company, Inc. ("Babson") effective December 31, 1996. At such time, both Concert and Babson were wholly-owned subsidiaries of DLB Acquisition Corporation, which is a controlled subsidiary of MassMutual. Thus, effective January 1, 1997, Babson serves as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund.

    Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund and Oppenheimer Strategic Bond Fund ("the Oppenheimer Funds") are part of the Oppenheimer Variable Account Funds ("the Oppenheimer Trust"). The Oppenheimer Trust is a registered, open-end, diversified management investment company, for which OppenheimerFunds, Inc. ("OFI"), a controlled subsidiary of MassMutual, serves as investment adviser.

    In addition to the seven divisions of the Segment, a contractowner may also allocate funds to the Guaranteed Principal Account, which is part of MassMutuals general account. Because of exemptive and exclusionary provisions, interests in the Guaranteed Principal Account, which is part of MassMutuals general account, are not registered under the Securities Act of 1933; and the general account is not registered as an investment company under the Investment Company Act of 1940.

3.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed consistently by the Segment in preparation of the financial statements in conformity with generally accepted accounting principles.

    Investment Valuation

    Investments in MML Trust and Oppenheimer Trust are each stated at market value which is the net asset value of each of the respective underlying funds.

    Accounting for Investments

    Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

    Federal Income Taxes

    Operations of the Segment form a part of the total operations of MassMutual, and the Segment is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Segment will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to contracts which depend on the Segments investment performance (the "Contracts"). Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Segment.

    Annuitant Mortality Fluctuation Reserve

    The Segment maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is increased quarterly for mortality gains and its proportionate share of any increases in value. The reserve is charged quarterly for mortality losses and its proportionate share of any decreases in value. Transfers to or from MassMutual are then made quarterly to adjust the Segment. Net transfers from MassMutual to the Segment totaled $314,296 and $4,592 for the years ended December 31, 1997 and 1996. The reserve is subject to a maximum of 3% of the Segments annuity reserves. Any mortality losses in excess of this reserve will be assumed by MassMutual. The reserve is not available to owners of Contracts except to the extent necessary to cover mortality losses under the Contracts.

    Annuity Reserves

    Annuity reserves are developed by using accepted actuarial methods and are computed using the 1971 Individual Annuity Mortality Table, as modified.

    Estimates

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.  CHARGES FOR MORTALITY AND EXPENSE RISKS AND ADMINISTRATIVE EXPENSES

    Daily charges are made which are currently equivalent on an annual basis to 1.30% of the net asset value of the Segment ("the Net Asset Value"). The mortality and expense risk part of this charge is made daily at an annual rate which is currently equal to 1.15%, and will not exceed 1.25% of the Net Asset Value. The administrative expense part of this charge is made daily at an annual rate of 0.15% of the Net Asset Value.

5.  DISTRIBUTION AGREEMENT

    Effective May 1, 1996, MML Distributors, LLC ("MML Distributors"), a wholly-owned subsidiary of MassMutual, serves as principal underwriter of the contracts pursuant to an underwriting and servicing agreement among MML Distributors, MassMutual and Separate Account I. MML Distributors is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the NASD in order to sell the contracts.

    Prior to May 1, 1996, MML Investors Services, Inc. ("MMLISI") a wholly-owned subsidiary of MassMutual, served as principal underwriter of the contracts. Effective May 1, 1996, MMLISI serves as co-underwriter of the contracts pursuant to underwriting and servicing agreements among MMLISI, MassMutual and Separate Account 1. MMLISI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. Registered representatives of MMLISI sell the contracts as authorized variable life insurance agents under applicable state insurance laws.

    Pursuant to the underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the contracts are paid by MassMutual on behalf of MML Distributors or MMLISI. MML Distributors and MMLISI also receive compensation for their activities as underwriters of the contracts.

6. CHARGES/DEDUCTIONS FOR ADMINISTRATIVE CHARGES, CONTINGENT DEFERRED SALES CHARGES AND PREMIUM TAXES

                                                  MML            MML                       Oppenheimer     Oppenheimer  Oppenheimer
                                    MML           Money         Managed         MML          Capital         Global      Strategic
For The Year Ended                 Equity         Market         Bond          Blend       Appreciation    Securities      Band
December 31, 1997                  Division       Division      Division       Division      Division       Division     Division
-----------------                  --------       --------      --------       --------      --------       --------     --------
Gross contract
  payments                       $220,705,230   $40,850,118   $17,530,970    $207,466,192   $85,323,412    $52,908,085  $25,876,795
Less deduction for
  premium taxes                        73,451        13,595         5,834          69,045        28,396         17,608        8,612
                                 ------------   -----------   -----------    ------------   -----------    -----------  -----------
Net contract payments            $220,631,779   $40,838,523   $17,525,135    $207,397,147   $85,295,016    $52,890,477  $25,869,183
                                 ============   ===========   ===========    ============   ===========    ===========  ===========
Administrative and contingent
  deferred sales changes         $  3,163,446   $   169,648   $   714,396    $  4,417,293   $   493,582    $   221,028  $    51,547
                                 ============   ===========   ===========    ============   ===========    ===========  ===========
                                                    MML            MML                     Oppenheimer   Oppenheimer    Oppenheimer
                                     MML           Money         Managed         MML         Capital       Global        Strategic
For The Year Ended                  Equity         Market         Bond          Blend      Appreciation   Securities       Band
December 31, 1996                  Division       Division      Division       Division      Division      Division      Division
-----------------                  --------       --------      --------       --------      --------      --------      --------
Gross contract
  payments                       $203,052,355   $48,091,136   $ 23,406,181   $216,793,903   $80,836,702    $39,647,481  $16,079,856
Less deduction for
  premium taxes                        63,847        15,122          7,360         68,168        25,417         12,435        5,055
                                 ------------   -----------   ------------   ------------   -----------    -----------  -----------
Net contract payments            $202,988,508   $48,076,014   $ 23,398,821   $216,725,735   $80,811,285    $39,535,046  $16,074,801
                                 ============   ===========   ============   ============   ===========    ===========  ===========
Administrative and contingent
  deferred sales charges         $  2,599,700   $   238,577   $    699,939   $  4,112,110   $   247,045    $   147,507  $    43,382
                                 ============   ===========   ============   ============   ===========    ===========  ===========

7.  PURCHASES AND SALES OF INVESTMENTS

                                               MML            MML                        Oppenheimer    Oppenheimer     Oppenheimer
                                MML           Money         Managed          MML          Capital         Global         Strategic
For The Year Ended             Equity         Market          Bond          Blend        Appreciation    Securities        Bond
December 31, 1997             Division       Division       Division       Division       Division       Division        Division
-----------------          -------------   ------------   ------------   ------------   -------------    -----------    -----------
Cost of purchases          $ 192,549,800   $ 53,285,630   $ 15,668,061   $152,255,006   $ 103,034,534    $67,711,214    $31,200,414
Proceeds from sales        $  24,089,485   $ 61,871,973   $ 10,480,226   $ 56,973,305   $  12,167,838    $ 8,158,022    $ 2,737,360

8.   NET INCREASE (DECREASE) IN ACCUMULATION UNITS

                                                                   MML             MML
                                                   MML            Money          Managed           MML
     For the Year Ended                           Equity          Market          Bond            Blend
     December 31, 1997                           Division        Division        Division        Division
     -----------------                        --------------  --------------  --------------  --------------
     Units purchased                            66,867,037      26,589,900       8,539,512      75,090,722
     Units withdrawn and transferred to
     Guaranteed Principal Account              (36,091,954)     (9,646,887)     (5,122,869)    (60,240,402)
     Units transferred between divisions         9,184,319     (25,151,983)     (3,762,518)     (6,512,498)
     Units transferred to annuity reserves        (107,936)         (1,199)        (22,665)       (425,149)
                                              -------------   -------------   -------------   -------------
     Net increase                               39,851,466      (7,210,269)       (368,540)      7,912,673

     Units, at beginning of the year           374,083,546      51,271,090      52,403,544     566,300,198
                                              -------------   -------------   -------------   -------------
     Units, at end of the year                 413,935,012      44,060,821      52,035,004     574,212,871
                                              =============   =============   =============   =============
                                              Oppenheimer    Oppenheimer     Oppenheimer
                                                Capital         Global        Strategic
     For the Year Ended                       Appreciation    Securities        Bond
     December 31, 1997                          Division       Division        Division
     -----------------                       --------------  ------------    ------------
     Units purchased                            53,068,628    44,442,770      20,330,179
     Units withdrawn and transferred to
     Guaranteed Principal Account              (10,630,862)   (9,432,090)     (2,867,197)
     Units transferred between divisions         9,198,583    14,374,660       1,981,363
     Units transferred to annuity reserves         (21,543)      (19,321)        (22,968)
                                             --------------  ------------    ------------
     Net increase                               51,614,806    49,366,019      19,421,377

     Units, at beginning of the year           125,989,293   107,702,603      30,405,082
                                             --------------  ------------    ------------
     Units, at end of the year                 177,604,099   157,068,622      49,826,459
                                             ==============  ============    ============

                                                                MML            MML
                                                  MML          Money         Managed          MML
     For the Year Ended                         Equity         Market          Bond          Blend
     December 31, 1996                         Division       Division       Division       Division
     -----------------                       ------------   ------------   ------------   ------------
     Units purchased                          76,729,920     32,480,215     12,127,911     92,070,370
     Units withdrawn and transferred to
     Guaranteed Principal Account            (29,454,155)    (9,371,630)    (5,080,084)   (55,096,078)
     Units transferred between divisions       3,500,347    (13,641,369)    (4,364,007)   (16,849,325)
     Units transferred to annuity reserves        (4,196)                       (1,265)       (41,395)
                                             ------------   ------------   ------------   ------------
     Net increase                             50,771,916      9,467,216      2,682,555     20,083,572

     Units, at beginning of the year         323,311,630     41,803,874     49,720,989    546,216,626
                                             ------------   ------------   ------------   ------------
     Units, at end of the year               374,083,546     51,271,090     52,403,544    566,300,198
                                             ============   ============   ============   ============

                                               Oppenheimer    Oppenheimer    Oppenheimer
                                                 Capital         Global       Strategic
     For the Year Ended                       Appreciation     Securities        Bond
     December 31, 1996                          Division        Division       Division
     -----------------                        ------------    ------------   ------------
     Units purchased                           54,010,610      40,693,793     13,773,056
     Units withdrawn and transferred to
     Guaranteed Principal Account              (6,181,894)     (6,690,628)    (1,513,179)
     Units transferred between divisions       28,872,959      13,748,028      1,594,761
     Units transferred to annuity reserves         (1,900)
                                              ------------    ------------   ------------
     Net increase                              76,699,775      47,751,193     13,854,638

     Units, at beginning of the year           49,289,518      59,951,410     16,550,444
                                              ------------    ------------   ------------
     Units, at end of the year                125,989,293     107,702,603     30,405,082
                                              ============    ============   ============

9.   CONSOLIDATED MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1

     As discussed in Note 1, the financial statements only represent activity of the Flex Extra (Qualified) segment of the Massachusetts Mutual Variable Annuity Separate Account 1. The combined net assets as of December 31, 1997 for the Massachusetts Mutual Variable Annuity Separate Account 1, which includes the segments pertaining to the Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified) are as follows:

                                                    MML              MML
                                     MML           Money           Managed          MML
                                   Equity          Market            Bond          Blend
                                  Division        Division         Division       Division
                               --------------  --------------  --------------  --------------
     Total assets              $1,681,068,834  $   81,866,648  $  126,726,663  $1,996,744,040
     Total liabilities              6,473,624         304,046         468,183       6,404,412
                               --------------  --------------  --------------  --------------
     Net assets                $1,674,595,210  $   81,562,601  $  126,258,480  $1,990,339,628
                               ==============  ==============  ==============  ==============
     Net assets consist of
     Accumulation units--Value $1,673,535,433  $   81,469,025  $  126,048,573  $1,998,168,324
     Annuity reserves               1,059,777          93,576         209,907       2,171,304
                               --------------  --------------  --------------  --------------
     Net assets                $1,674,595,210  $   81,562,601  $  126,258,480  $1,990,339,628
                               ==============  ==============  ==============  ==============
                                 *Oppenheimer   *Oppenheimer    *Oppenheimer
                                    Capital        Global         Strategic
                                 Appreciation    Securities         Bond
                                   Division       Division        Division
                               --------------  --------------  --------------
     Total assets              $  307,002,156  $  201,046,413  $   66,249,794
     Total liabilities                985,390         670,005         185,390
                               --------------  --------------  --------------
     Net assets                $  306,016,766  $  200,376,408  $   66,054,404
                               ==============  ==============  ==============
     Net assets consist of
     Accumulation units--Value $  305,981,239  $  200,355,611  $   66,037,957
     Annuity reserves                  35,527          20,797          26,447
                               --------------  --------------  --------------
     Net assets                $  306,016,766  $  200,376,408  $   66,064,404
                               ==============  ==============  ==============

*Offered on the Flex Extra (Qualified) Contracts only.

Report Of Independent Accountants

To the Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 2 and the Board of Directors of Massachusetts Mutual Life Insurance Company

We have audited the statements of assets and liabilities of the Flex Extra segment (Non-Qualified) of Massachusetts Mutual Variable Annuity Separate Account 2 (comprising, respectively, the MML Equity Division, MML Money Market Division, MML Managed Bond Division, MML Blend Division, Oppenheimer Capital Appreciation Division, Oppenheimer Global Securities Division and Oppenheimer Strategic Bond Division - the "Divisions") as of December 31, 1997, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of December 31, 1997, by examination of the records of MML Series Investment Fund and by confirmation with Oppenheimer Variable Account Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting the Flex Extra segment (Non-Qualified) of Massachusetts Mutual Variable Annuity Separate Account 2 as of December 31, 1997, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                          Coopers & Lybrand L.L.P.

Springfield, Massachusetts
February 3, 1998

Massachusetts Mutual Variable Annuity Separate Account 2 -- Flex Extra (Non-Qualified)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

                                                                         MML             MML                         Oppenheimer
                                                        MML             Money           Managed           MML          Capital
                                                      Equity            Market           Bond            Blend       Appreciation
                                                     Division          Division        Division         Division       Division
                                                   -------------    -------------    -------------   -------------   -------------
ASSETS
Investment
 Number of shares (Note 2)                            12,239,972       30,501,721        3,694,191      19,190,164       2,812,806
                                                   =============    =============    =============   =============   =============
 Identified cost (Note 3B)                         $ 309,729,024    $  30,501,721    $  44,850,764   $ 373,658,873   $ 103,590,681
                                                   =============    =============    =============   =============   =============
 Value (Note 3A)                                   $ 433,823,103    $  30,501,721    $  45,841,122   $ 462,091,082   $ 115,212,543
Dividends receivable                                  34,979,784          135,972          737,071      34,639,985              --
Receivable for accumulation units sold                   106,886           45,918            8,501         265,217           2,289
Divisional transfers pending settlement                  (57,551)         (37,482)              --         175,752         (35,697)
Other assets                                               1,069               86               --              --              --
                                                   -------------    -------------    -------------   -------------   -------------
     Total assets                                    468,853,291       30,648,215       40,586,694     497,172,036     115,179,135


LIABILITIES
Redemptions pending settlement                             3,036            1,944            1,463          47,695           1,005
Annuitant mortality fluctuation reserve (Note 3D)         26,210            1,473              675          19,233           2,479
Payable to Massachusetts Mutual
 Life Insurance Company                                1,368,798          105,818          148,638       1,488,321         350,337
                                                   -------------    -------------    -------------   -------------   -------------
     Total liabilities                                 1,398,044          109,235          150,776       1,555,249         353,821
                                                   -------------    -------------    -------------   -------------   -------------
NET ASSETS                                         $ 467,455,247       30,536,980    $  46,435,918   $ 495,616,787   $ 114,825,314
                                                   =============    =============    =============   =============   =============

Net Assets:
Accumulation units--value                          $ 466,581,592    $  30,487,886    $  46,413,422   $ 494,975,674   $ 114,742,673
Annuity reserves (Note 3E)                               873,655           49,094           22,496         641,113          82,841
                                                   -------------    -------------    -------------   -------------   -------------
     Net assets                                    $ 467,455,247    $  30,536,980    $  46,435,918   $ 495,616,787   $ 114,825,314
                                                   =============    =============    =============   =============   =============

Accumulation units (Note 8)
 Contract owners                                     126,208,946       19,294,078       21,418,834     163,896,980      66,596,368
 Massachusetts Mutual Life Insurance Company                  --               --               --              --           5,000
                                                   -------------    -------------    -------------   -------------   -------------
     Total units                                     126,208,948       19,294,078       21,418,834     163,896,980      66,601,368
                                                   =============    =============    =============   =============   =============

NET ASSET VALUE PER
ACCUMULATION UNIT
  December 31, 1997                                $        3.70    $        1.58    $        2.17   $        3.02   $        1.72
  December 31, 1996                                         2.91             1.52             2.00            2.53            1.56
  December 31, 1995                                         2.45             1.47             1.98            2.25            1.32
  December 31, 1994                                         1.89             1.41             1.67            1.85            1.01
  December 31, 1993                                         1.84             1.37             1.75            1.83              --



                                                     Oppenheimer     Oppenheimer
                                                       Global         Strategic
                                                     Securities         Bond
                                                      Division        Division
                                                   -------------    -------------
ASSETS
Investment
 Number of shares (Note 2)                             4,031,193        8,748,361
                                                   =============    =============
 Identified cost (Note 3B)                         $  70,557,780    $  43,995,938
                                                   =============    =============
 Value (Note 3A)                                   $  86,146,602    $  44,791,610
Dividends receivable                                          --               --
Receivable for accumulation units sold                   (12,218)           6,358
Divisional transfers pending settlement                  (39,578)          (5,443)
Other assets                                                  --               --
                                                   -------------    -------------
     Total assets                                     86,094,806       44,792,525

LIABILITIES
Redemptions pending settlement                             1,097             (131)
Annuitant mortality fluctuation reserve (Note 3D)          1,186              574
Payable to Massachusetts Mutual
 Life Insurance Company                                  254,090          118,293
                                                   -------------    -------------
     Total liabilities                                   256,373          118,736
                                                   -------------    -------------
NET ASSETS                                         $  85,838,433    $  44,673,789
                                                   =============    =============

Net Assets:
Accumulation units--value                          $  85,798,913    $  44,654,652
Annuity reserves (Note 3E)                                39,520           19,137
                                                   -------------    -------------
     Net assets                                    $  85,838,433    $  44,673,789
                                                   =============    =============

Accumulation units (Note 8)
 Contract owners                                      67,256,990       33,687,490
 Massachusetts Mutual Life Insurance Company               5,000            5,000
                                                   -------------    -------------
     Total units                                      67,261,990       33,692,490
                                                   =============    =============

NET ASSET VALUE PER
ACCUMULATION UNIT
  December 31, 1997                                $        1.28    $        1.33
  December 31, 1996                                         1.05             1.23
  December 31, 1995                                         0.91             1.12
  December 31, 1994                                         0.90             0.98
  December 31, 1993                                           --               --

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 2 -- Flex Extra (Non-Qualified)

STATEMENT OF OPERATIONS
For The Year Ended December 31, 1997

                                                                    MML            MML                    Oppenheimer   Oppenheimer
                                                       MML         Money         Managed         MML        Capital       Global
                                                      Equity       Market         Bond          Blend     Appreciation  Securities
                                                     Division     Division      Division       Division     Division     Division
                                                    -----------  -----------   -----------   -----------   -----------  -----------
Investment income
Dividends (Note 3B)                                 $34,984,139  $ 1,644,905   $ 2,806,330   $45,965,374   $ 3,784,177  $   636,367


Expenses
Mortality and expense risk fees and
 administrative expenses (Note 4)                     5,021,916      421,669       553,859     5,672,257     1,215,711      864,290
                                                    -----------  -----------   -----------   -----------   -----------  -----------
Net investment income (loss) (Note 3C)               29,962,223    1,223,236     2,252,471    40,293,117     2,568,466     (227,923)
                                                    -----------  -----------   -----------   -----------   -----------  -----------

Net realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments
 (Notes 3B, 3C and 7)                                 3,995,208           --      (129,754)    3,906,765     1,859,540      672,399

Change in net unrealized appreciation/depreciation
 of investments                                      56,364,883           --     1,430,263    32,388,925     5,287,887   10,737,591
                                                    -----------  -----------   -----------   -----------   -----------  -----------
Net gain on Investments                              60,360,091           --     1,300,509    36,295,690     7,147,427   11,409,990
                                                    -----------  -----------   -----------   -----------   -----------  -----------

Net increase in net assets
 resulting from operations                          $90,322,314  $ 1,223,236   $ 3,552,980   $76,588,807   $ 9,715,893  $11,182,067
                                                    ===========  ===========   ===========   ===========   ===========  ===========

                                                      Oppenheimer
                                                       Strategic
                                                         Bond
                                                       Division
                                                     -----------
Investment income
Dividends (Note 3B)                                  $ 2,814,886

Expenses
Mortality and expense risk fees and
 administrative expenses (Note 4)                        454,125
                                                     -----------
Net investment income (loss) (Note 3C)                 2,360,761
                                                     -----------

Net realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments
 (Notes 3B, 3C and 7)                                    265,330
Change in net unrealized appreciation/depreciation
 of investments                                          (98,049)
                                                     -----------
Net gain on Investments                                  167,281
                                                     -----------

Net increase in net assets
 resulting from operations                           $ 2,528,042
                                                     ===========

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 2 -- Flex Extra (Non-Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For The Year Ended December 31, 1997

                                                                             MML             MML
                                                             MML            Money           Managed            MML
                                                            Equity          Market           Bond             Blend
                                                           Division        Division         Division         Division
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in net assets
Operations:
 Net investment income (loss)                           $  29,962,223    $   1,223,236    $   2,252,471    $  40,293,117
 Net realized gain (loss) on investments                    3,995,208               --         (129,754)       3,906,765
 Change in net unrealized appreciation/
  depreciation of investments                              56,384,883               --        1,430,263       32,388,925
                                                        -------------    -------------    -------------    -------------
Net increase in net assets resulting from operations       90,322,314        1,223,236        3,552,980       76,588,807
                                                        -------------    -------------    -------------    -------------

Capital transactions: (Note 8)
 Net contract payments (Note 6)                            79,822,005       29,025,850        7,330,551       74,021,346
 Transfer to Guaranteed Principal Account                    (686,004)        (836,607)         (29,730)      (1,028,944)
 Withdrawal of funds                                      (21,584,372)      (2,883,292)      (2,340,472)     (30,075,190)
 Reimbursement (payment) of accumulation
  unit value fluctuation                                       75,647          (27,552)         (14,359)          72,329
 Net charge (credit) to annuitant mortality
  fluctuation reserve (Note 3D)                                15,921            1,036               98          116,335
 Annuity benefit payments                                     (90,925)          (6,164)          (1,792)         (48,008)
 Withdrawal due to administrative and
  contingent deferred sales charge (Note 6)                  (608,584)         (76,927)        (169,876)        (859,781)
 Divisional transfers                                      14,998,489      (26,921,448)      (2,332,759)          81,944
                                                        -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets
  resulting from capital transactions                      71,962,177       (1,725,104)       2,441,661       42,280,031
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                 162,284,491         (501,868)       5,994,641      118,868,838

NET ASSETS, at beginning of the year                      305,170,756       31,038,848       40,441,277      376,747,949
                                                        -------------    -------------    -------------    -------------
NET ASSETS, at end of the year                          $ 407,455,247    $  30,536,980    $  46,435,918    $ 495,616,787
                                                        =============    =============    =============    =============

                                                         Oppenheimer       Oppenheimer     Oppenheimer
                                                           Capital           Global         Strategic
                                                         Appreciation      Securities         Bond
                                                           Division         Division        Division
                                                        -------------    -------------    -------------
Increase (decrease) in net assets
Operations:
 Net investment income (loss)                           $   2,568,466    $    (227,923)   $   2,360,761
 Net realized gain (loss) on investments                    1,859,540          672,399          265,330
 Change in net unrealized appreciation/
  depreciation of investments                               5,287,887       10,737,591          (98,049)
                                                        -------------    -------------    -------------
Net increase in net assets resulting from operations        9,715,893       11,182,067        2,528,042
                                                        -------------    -------------    -------------

Capital transactions: (Note 8)
 Net contract payments (Note 6)                            32,643,684       24,464,625       17,949,943
 Transfer to Guaranteed Principal Account                     (94,758)        (109,511)        (154,782)
 Withdrawal of funds                                       (3,542,674)      (2,368,503)      (1,185,985)
 Reimbursement (payment) of accumulation
  unit value fluctuation                                       18,607          247,069           (8,222)
 Net charge (credit) to annuitant mortality
  fluctuation reserve (Note 3D)                                (5,645)          (1,369)            (466)
 Annuity benefit payments                                      (3,228)            (906)          (1,675)
 Withdrawal due to administrative and
  contingent deferred sales charge (Note 6)                  (123,218)         (55,447)         (22,280)
Divisional transfers                                        6,711,882        7,991,211         (529,320)
                                                        -------------    -------------    -------------
Net increase (decrease) in net assets
resulting from capital transactions                        35,604,650       30,167,169       16,047,213
                                                        -------------    -------------    -------------
Total increase (decrease)                                  45,320,543       41,349,236       18,575,255

NET ASSETS, at beginning of the year                       69,504,771       44,489,197       26,098,534
                                                        -------------    -------------    -------------
NET ASSETS, at end of the year                          $ 114,825,314    $  85,838,433    $  44,673,789
                                                        =============    =============    =============

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 2 -- Flex Extra (Non-Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For The Year Ended December 31, 1996

                                                                            MML              MML
                                                            MML            Money           Managed            MML
                                                          Equity           Market            Bond            Blend
                                                         Division         Division         Division         Division
                                                       -------------    -------------    -------------    -------------
Increase (decrease) in net assets
Operations:
 Net investment income (loss)                          $  10,336,146    $     935,683    $   1,965,137    $  17,588,143
 Net realized gain (loss) on investments                   3,274,794               --          (57,102)       4,031,214
 Change in net unrealized appreciation/depreciation
  of investments                                          29,880,824               --       (1,040,417)      18,386,915
                                                       -------------    -------------    -------------    -------------
Net increase in net assets resulting from operations      43,491,764          935,683          867,618       40,006,272
                                                       -------------    -------------    -------------    -------------

Capital transactions: (Note 8)
 Net contract payments (Note 6)                           63,096,331       23,153,412       10,051,057       66,315,310
 Transfer to Guaranteed Principal Account                   (406,098)      (1,076,853)        (198,214)        (639,853)
 Withdrawal of funds                                      (9,321,585)      (1,504,217)      (2,193,095)     (18,763,061)
 Reimbursement (payment) of accumulation
  unit value fluctuation                                      92,284         (239,053)           3,062          241,902
 Net charge (credit) to annuitant mortality
  fluctuation reserve (Note 3D)                                1,997              873              113             (361)
 Annuity benefit payments                                    (42,717)          (6,181)          (1,753)         (16,988)
 Withdrawal due to administrative and contingent
  deferred sales charge (Note 6)                            (413,818)         (32,059)        (160,993)        (677,385)
 Divisional transfers                                      5,013,904      (11,862,001)      (3,230,231)      (6,251,546)
                                                       -------------    -------------    -------------    -------------
 Net increase in net assets
  resulting from capital transactions                     58,020,318        8,433,921        4,269,946       40,208,018
                                                       -------------    -------------    -------------    -------------
Total increase                                           101,512,082        9,369,604        5,137,584       80,214,290

NET ASSETS, at beginning of the year                     203,658,674       21,669,244       35,303,713      296,533,659
                                                       -------------    -------------    -------------    -------------

NET ASSETS, at end of the year                         $ 305,170,756    $  31,038,848    $  40,441,277    $ 376,747,949
                                                       =============    =============    =============    =============

                                                       Oppenheimer       Oppenheimer      Oppenheimer
                                                         Capital           Global          Strategic
                                                       Appreciation      Securities          Bond
                                                         Division         Division         Division
                                                      -------------    --------------   -------------
Increase (decrease) in net assets
Operations:
 Net investment income (loss)                         $   1,112,665    $    (369,869)   $   1,292,849
 Net realized gain (loss) on investments                  1,076,088          (41,509)         162,434
 Change in net unrealized appreciation/depreciation
  of investments                                          3,110,812        5,024,399          507,665
                                                      -------------    --------------   -------------
Net increase in net assets resulting from operations      5,299,585        4,593,001        1,962,948
                                                      -------------    --------------   -------------

Capital transactions: (Note 8)
 Net contract payments (Note 6)                          32,825,215       17,048,996       12,661,228
 Transfer to Guaranteed Principal Account                   (83,985)         (34,799)         (98,236)
 Withdrawal of funds                                     (1,304,021)        (766,799)        (477,552)
 Reimbursement (payment) of accumulation
  unit value fluctuation                                     (2,046)          37,735           10,051
 Net charge (credit) to annuitant mortality
  fluctuation reserve (Note 3D)                                 863               --               --
 Annuity benefit payments                                    (1,141)              --               --
 Withdrawal due to administrative and contingent
  deferred sales charge (Note 6)                            (43,140)         (28,423)          (6,956)
 Divisional transfers                                    11,768,105        4,911,493         (349,724)
                                                      -------------    --------------   -------------
 Net increase in net assets
  resulting from capital transactions                    43,159,850       21,168,203       11,738,811
                                                      -------------    --------------   -------------
Total increase                                           48,459,415       25,761,204       13,701,759

NET ASSETS, at beginning of the year                     21,045,356       18,727,993       12,396,775
                                                      -------------    --------------   -------------

NET ASSETS, at end of the year                        $  69,504,771    $  44,489,197    $  26,098,534
                                                      =============    ==============   =============

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 2 Flex Extra (Non-Qualified)

Notes To Financial Statements

1.  HISTORY

    Massachusetts Mutual Variable Annuity Separate Account 2 ("Separate Account 2") is a separate investment account established on October 14, 1981 by Massachusetts Mutual Life Insurance Company (MassMutual). Separate Account 2 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 and the rules promulgated thereunder.

    MassMutual maintains two segments within Separate Account 2. The segments are Flex-Annuity IV (Non-Qualified), and Flex Extra (Non-Qualified). These notes and the financial statements presented herein, with the exception of
    Note 9, describe and consist only of the Flex Extra (Non-Qualified) segment, (the Segment).

    On September 13, 1994, MassMutual paid $15,000 to provide the initial capital for the Segments three new divisions: 1,516 shares were purchased in the management investment company described in Note 2 supporting the three new Oppenheimer divisions of the Segment.

2.  INVESTMENT OF THE SEGMENTS ASSETS

    The Flex Extra (Non-Qualified) Segment maintains seven divisions. The MML Equity Division invests in shares of MML Equity Fund, the MML Money Market Division invests in shares of MML Money Market Fund, the MML Managed Bond Division invests in shares of MML Managed Bond Fund, the MML Blend Division invests in shares of MML Blend Fund, the Oppenheimer Capital Appreciation Division invests in shares of Oppenheimer Capital Appreciation Fund, the Oppenheimer Global Securities Division invests in shares of Oppenheimer Global Securities Fund and the Oppenheimer Strategic Bond Division invests in shares of Oppenheimer Strategic Bond Fund.

    MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are four series of shares of MML Series Investment Fund (the "MML Trust"). The MML Trust is a registered, no-load, open-end, management investment company for which MassMutual serves as investment manager. Concert Capital Management, Inc. ("Concert") served as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund from 1993-1996. Concert merged with and into David L. Babson and Company, Inc. ("Babson") effective December 31, 1996. At such time, both Concert and Babson were wholly-owned subsidiaries of DLB Acquisition Corporation, which is a controlled subsidiary of MassMutual. Thus, effective January 1, 1997, Babson serves as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund.

    Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund and Oppenheimer Strategic Bond Fund (the "Oppenheimer Funds") are part of the Oppenheimer Variable Account Funds (the "Oppenheimer Trust"). The Oppenheimer Trust is a registered, open-end, diversified management investment company, for which OppenheimerFunds, Inc. (OFI), a controlled subsidiary of MassMutual, serves as investment advisor. (Prior to January 5, 1996, OFI was known as Oppenheimer Management Corporation.)

    In addition to the seven divisions of the Segment, a contractowner may also allocate funds to the Guaranteed Principal Account, which is part of MassMutuals general account. Because of exemptive and exclusionary provisions, interests in the Guaranteed Principal Account, which is part of MassMutuals general account, are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940.

3.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed consistently by the Segment in preparation of the financial statements in conformity with generally accepted accounting principles.

A.  Investment Valuation

    Investments in MML Trust and Oppenheimer Trust are each stated at market value which is the net asset value of each of the respective underlying funds.

B.  Accounting for Investments

    Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

C.  Federal Income Taxes

    Operations of the Segment form a part of the total operations of MassMutual, and the Segment is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Segment will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to contracts which depend on the Segments investment performance (the "Contracts"). Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Segment.

D.  Annuitant Mortality Fluctuation Reserve

    The Segment maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is increased quarterly for mortality gains and its proportionate share of any increases in value. The reserve is charged quarterly for mortality losses and its proportionate share of any decreases in value. Transfers to or from MassMutual are then made quarterly to adjust the Segment. Net transfers from MassMutual to the Segment totaled $96,577 and $13,603 for the years ended December 31, 1997 and 1996. The reserve is subject to a maximum of 3% of the Segments annuity reserves. Any mortality losses in excess of this reserve will be assumed by MassMutual. The reserve is not available to owners of Contracts except to the extent necessary to cover mortality losses under the Contracts.

E.  Annuity Reserves

    Annuity reserves are developed by using accepted actuarial methods and are computed using the 1971 Individual Annuity Mortality Table, as modified.

F.  Estimates

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.  CHARGES FOR MORTALITY AND EXPENSE RISKS AND ADMINISTRATIVE EXPENSES

    Daily charges are made which are currently equivalent on an annual basis to 1.30% of the net asset value of the Segment (the "Net Asset Value"). The mortality and expense risk part of this charge is made daily at an annual rate which is currently equal to 1.15%, and will not exceed 1.25% of the Net Asset Value. The administrative expense part of this charge is made daily at an annual rate of 0.15% of the Net Asset Value.

5.     DISTRIBUTION AGREEMENT


       Effective May 1, 1996, MML Distributors, LLC ("MML Distributors"), a wholly-owned subsidiary of MassMutual, serves as principal underwriter of the contracts pursuant to an underwriting and servicing agreement among MML Distributors, MassMutual and Separate Account 2. MML Distributors is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the NASD in order to sell the contracts.

       Prior to May 1, 1996, MML Investors Services, Inc. ("MMLISI") a wholly-owned subsidiary of MassMutual, served as principal underwriter of the contracts. Effective May 1, 1996, MMLISI serves as co-underwriter of the contracts pursuant to underwriting and servicing agreements among MMLISI, MassMutual and Separate Account 2. MMLISI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. Registered representatives of MMLISI sell the contracts as authorized variable life insurance agents under applicable state insurance laws.

       Pursuant to the underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the contracts are paid by MassMutual on behalf of MML Distributors or MMLISI. MML Distributors and MMLISI also receive compensation for their activities as underwriters of the contracts.

6. CHARGES/DEDUCTIONS FOR ADMINISTRATIVE CHARGES, CONTINGENT DEFERRED SALES CHARGES AND PREMIUM TAXES

                                                   MML            MML                     Oppenheimer   Oppenheimer   Oppenheimer
                                     MML          Money         Managed         MML         Capital        Global      Strategic
For The Year Ended                  Equity        Market          Bond         Blend      Appreciation   Securities      Bond
December 31, 1997                  Division      Division       Division      Division      Division      Division     Division
-----------------                ------------   -----------   -----------   -----------   ------------  -----------   -----------
Gross contract payments           $79,836,957   $29,031,287   $ 7,331,924   $74,035,211   $32,649,799   $24,469,208   $17,953,305
Less deduction for premium taxes       14,952         5,437         1,373        13,865         6,115         4,583         3,362
                                  -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net contract payments             $79,822,005   $29,025,850   $ 7,330,551   $74,021,346   $32,643,684   $24,464,625   $17,949,943
                                  ===========   ===========   ===========   ===========   ===========   ===========   ===========
Administrative and contingent
 deferred sales charges           $   608,584   $    76,927   $   169,876   $   859,781   $   123,218   $    55,447   $    22,280
                                  ===========   ===========   ===========   ===========   ===========   ===========   ===========
                                                     MML           MML                     Oppenheimer   Oppenheimer   Oppenheimer
                                       MML          Money        Managed         MML         Capital        Global      Strategic
For The Year Ended                   Equity        Market          Bond         Blend      Appreciation   Securities      Bond
December 31, 1996                   Division      Division       Division      Division      Division      Division     Division
-----------------                 ------------   -----------   -----------   -----------   ------------  -----------   -----------
Gross contract payments            $63,110,398   $23,158,574   $10,053,298   $66,330,095   $32,832,533   $17,052,797   $12,664,050
Less deduction for premium taxes        14,067         5,162         2,241        14,785         7,318         3,801         2,822
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net contract payments              $63,096,331   $23,153,412   $10,051,057   $66,315,310   $32,825,215   $17,048,996   $12,661,228
                                   ===========   ===========   ===========   ===========   ===========   ===========   ===========
Administrative and contingent
 deferred sales charges            $   413,818   $    32,059   $   160,993   $   677,385   $    43,140   $    28,423   $     6,956
                                   ===========   ===========   ===========   ===========   ===========   ===========   ===========

7.     PURCHASES AND SALES OF INVESTMENTS

                                       MML           MML                     Oppenheimer    Oppenheimer   Oppenheimer
                          MML         Money        Managed         MML         Capital        Global       Strategic
For The Year Ended      Equity        Market         Bond         Blend      Appreciation   Securities        Bond
December 31, 1997      Division      Division      Division      Division      Division      Division       Division
-----------------    ------------  ------------  ------------  ------------ -------------  ------------   ------------
Cost of purchases     $90,439,140   $31,021,028   $10,877,541   $72,320,129   $44,420,315   $33,866,060   $21,357,518
Proceeds from sales   $ 8,372,066   $31,601,853   $ 6,217,380   $10,511,217   $ 5,744,618   $ 3,530,495   $ 2,839,412

8.     NET INCREASE (DECREASE) IN ACCUMULATION UNITS

                                                            MML            MML                      Oppenheimer      Oppenheimer
                                            MML            Money          Managed         MML         Capital           Global
For the Year Ended                         Equity          Market          Bond          Blend      Appreciation      Securities
December 31, 1997                         Division        Division       Division       Division      Division         Division
-----------------                       ------------    -----------    ------------   ------------  ------------     ------------
Units purchased                          23,980,117     18,815,512       3,549,709     26,608,171    20,186,682       20,424,317
Units withdrawn and transferred to
 Guaranteed Principal Account            (6,849,483)    (2,514,040)     (1,235,363)   (11,415,234)   (2,331,176)      (2,117,295)
Units transferred between divisions       4,508,179    (17,370,065)     (1,138,530)       (44,299)    4,311,250        6,733,265
Units transferred to annuity reserves       (79,060)            --              --        (87,508)      (42,093)         (34,087)
                                        ------------    -----------    ------------   ------------  ------------     ------------
Net increase (decrease)                  21,559,753     (1,068,593)      1,175,816     15,061,130    22,124,663       25,006,200

Units, at beginning of the year         104,649,193     20,362,671      20,243,018    148,835,850    44,476,705       42,255,790
                                        ------------    -----------    ------------   ------------  ------------     ------------
Units, at end of the year               126,208,946     19,294,078      21,418,834    163,896,980    66,601,368       67,261,990
                                        ============    ===========    ============   ============  ============     ============
                                         Oppenheimer
                                          Strategic
For the Year Ended                          Bond
December 31, 1997                         Division
-----------------                       ------------
Units purchased                          14,063,381
Units withdrawn and transferred to
 Guaranteed Principal Account            (1,079,729)
Units transferred between divisions        (409,028)
Units transferred to annuity reserves       (16,570)
                                        ------------
Net increase (decrease)                  12,558,054

Units, at beginning of the year          21,134,436
                                        ------------
Units, at end of the year                33,692,490
                                        ============

                                                             MML             MML                        Oppenheimer    Oppenheimer
                                             MML            Money          Managed          MML           Capital         Global
For the Year Ended                          Equity          Market           Bond          Blend        Appreciation    Securities
December 31, 1996                          Division        Division        Division       Division        Division       Division
-----------------                        ------------    ------------    ------------   ------------    ------------   ------------
Units purchased                           23,748,397      15,506,587       5,209,506     28,119,708      21,863,854     17,480,468
Units withdrawn and transferred to
 Guaranteed Principal Account             (3,806,870)     (1,920,968)     (1,320,409)    (8,468,204)       (961,532)      (843,248)
Units transferred between divisions        1,841,893      (7,950,525)     (1,656,179)    (2,590,833)      7,605,050      4,971,162
Units transferred to annuity reserves       (113,603)             --              --             --              --             --
                                         ------------    ------------    ------------   ------------    ------------   ------------
Net increase                              21,669,817       5,635,094       2,232,918     17,060,671      28,507,372     21,608,382

Units, at beginning of the year           82,979,376      14,727,577      18,010,100    131,775,179      15,969,333     20,647,408
                                         ------------    ------------    ------------   ------------    ------------   ------------
Units, at end of the year                104,649,193      20,362,671      20,243,018    148,835,850      44,476,705     42,255,790
                                         ============    ============    ============   ============    ============   ============
                                             Oppenheimer
                                              Strategic
For the Year Ended                              Bond
December 31, 1996                             Division
-----------------                           ------------
Units purchased                              10,826,740
Units withdrawn and transferred to
Guaranteed Principal Account                   (497,893)
Units transferred between divisions            (307,445)
Units transferred to annuity reserves                --
                                            ------------
Net increase                                 10,021,402

Units, at beginning of the year              11,113,034
                                            ------------
Units, at end of the year                    21,134,436
                                            ============

9.     CONSOLIDATED MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 2

       As discussed in Note 1, the financial statements only represent activity of the Flex Extra (Non-Qualified) segment of Separate Account 2. The combined net assets as of December 31, 1997 for Separate Account 2, which includes the segments pertaining to Flex-Annuity IV (Non-Qualified) and Flex Extra (Non-Qualified) are as follows:

                                               MML            MML                      *Oppenheimer    *Oppenheimer  *Oppenheimer
                                MML           Money         Managed          MML          Capital         Global       Strategic
                               Equity         Market          Bond          Blend      Appreciation     Securities       Bond
                              Division       Division       Division       Division      Division        Division       Division
                            ------------   ------------   ------------   ------------  ------------    ------------   ------------
Total Assets                $481,258,433   $ 33,937,805   $ 48,461,650   $527,902,365  $115,179,135    $ 86,094,806   $ 44,792,525
Total Liabilities              1,470,647        131,412        172,084      1,713,289       353,821         256,373        118,736
                            ------------   ------------   ------------   ------------  ------------    ------------   ------------
Net Assets                  $479,787,786   $ 33,806,393   $ 48,289,566   $526,189,076  $114,825,314    $ 85,838,433   $ 44,673,789
                            ============   ============   ============   ============  ============    ============   ============
Net assets consist of:
---------------------
Accumulation units--Value    478,736,140     33,743,314     48,214,218    525,349,870   114,742,673      85,798,913     44,654,652
Annuity reserves               1,051,646         63,079         75,348        839,206        82,641          39,520         19,137
                            ------------   ------------   ------------   ------------  ------------    ------------   ------------
Net assets                   479,787,786   $ 33,806,393   $ 48,289,566   $526,189,076  $114,825,314    $ 85,838,433   $ 44,673,789
                            ============   ============   ============   ============  ============    ============   ============

*Offered on the Flex Extra (Non-Qualified) contracts only

                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                        STATUTORY FINANCIAL STATEMENTS

                       as of December 31, 1997 and 1996
           and for the years ended December 31, 1997, 1996 and 1995

Report Of Independent Accountants

To the Board of Directors and Policyholders of Massachusetts Mutual Life Insurance Company

We have audited the accompanying statutory statements of financial position of Massachusetts Mutual Life Insurance Company as of December 31, 1997 and 1996, and the related statutory statements of income, changes in policyholders' contingency reserves, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the statutory financial statements of Connecticut Mutual Life Insurance Company ("Connecticut Mutual") for the year ended December 31, 1995, which statements reflect total revenue and net gain from operations constituting 26% and 22% of the related Company totals after restatement for the merger of the two companies. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the amounts included for Connecticut Mutual, is based solely on the report of the other auditors.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the report of the other auditors provide a reasonable basis for our opinion.

As described more fully in Note 1, these financial statements were prepared in conformity with statutory accounting practices of the National Association of Insurance Commissioners and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and, for the pre-merger balances of Connecticut Mutual, the Department of Insurance of the State of Connecticut (collectively "statutory accounting practices"), which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable at this time, are presumed to be material.


In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Massachusetts Mutual Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

In our opinion, based upon our audits and the report of the other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Massachusetts Mutual Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, on the statutory basis of accounting described in Note 1.

                                                 Coopers & Lybrand L.L.P.

Springfield, Massachusetts
February 6, 1998

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF FINANCIAL POSITION


                                                           December 31,
                                                     1997                1996
                                                     ----                ----
                                                          (In Millions)
Assets:
Bonds............................................. $23,890.3          $24,299.3
Common stocks.....................................     354.7              336.6
Mortgage loans....................................   4,863.7            4,852.8
Real estate.......................................   1,697.7            1,840.9
Other investments.................................   1,963.8            1,425.6
Policy loans......................................   4,950.4            4,752.3
Cash and short-term investments...................   1,941.2            1,075.4
                                                   ---------          ---------

                                                    39,661.8           38,582.9

Investment and insurance amounts receivable.......   1,064.9            1,102.4
Other assets......................................     104.8               97.9
                                                   ---------          ---------

                                                    40,831.5           39,783.2

Separate account assets...........................  16,803.1           13,563.5
                                                   ---------          ---------

                                                   $57,634.6          $53,346.7
                                                   =========          =========

                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

                                                           December 31,
                                                     1997                1996
                                                     ----                ----
                                                          (In Millions)

Liabilities:

Policyholders' reserves and funds................. $33,783.2          $33,341.5
Policyholders' dividends..........................     954.1              885.3
Policyholders' claims and other benefits..........     353.4              373.8
Federal income taxes..............................     436.5              440.7
Asset valuation reserve...........................     840.6              689.2
Investment reserves...............................     132.8              208.4
Amounts due on investments puchased and
 other liabilities................................   1,457.9            1,206.1
                                                   ---------          ---------

                                                    37,958.5           37,145.0

Separate account reserves and liabilities.........  16,802.8           13,563.1
                                                   ---------          ---------

                                                    54,761.3           50,708.1

Policyholders' contingency reserves...............   2,873.3            2,638.6
                                                   ---------          ---------

                                                   $57,634.6          $53,346.7
                                                   =========          =========


                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF INCOME

                                                                  Years ended December 31,
                                                             1997          1996           1995
                                                             ----          ----           ----
                                                                       (In Millions)
Revenue:

Premium income............................................  $6,764.8      $6,328.6      $5,727.7
Net investment and other income...........................   2,904.4       2,861.1       2,898.4
                                                            --------      --------      --------

                                                             9,669.2       9,189.7       8,626.1
                                                            --------      --------      --------

Benefits and expenses:

Policy benefits and payments..............................   6,597.3       6,048.2       5,152.2
Addition to policyholder's reserves and funds.............     720.8         854.7       1,205.4
Commissions and operating expenses........................     766.1         763.5         833.7
State taxes, licenses and fees............................      81.5          96.4          89.4
Merger restructuring costs................................         -          66.1          44.0
                                                            --------      --------      --------

                                                             8,165.7       7,828.9       7,324.7
                                                            --------      --------      --------

Net gain before federal income taxes and dividends........   1,503.5       1,360.8       1,301.4

Federal income taxes......................................     284.4         276.7         206.2
                                                            --------      --------      --------

Net gain from operations before dividends.................   1,219.1       1,084.1       1,095.2

Dividends to policyholders................................     919.5         859.9         819.0
                                                            --------      --------      --------

Net gain from operations..................................     299.6         224.2         276.2

Net realized capital gain (loss)..........................     (42.5)         40.3         (85.8)
                                                            --------      --------      --------

Net income................................................  $  257.1      $  264.5      $  190.4
                                                            ========      ========      ========


              See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF CHANGES
IN POLICYHOLDERS' CONTINGENCY RESERVES

                                                                  Years ended December 31,
                                                             1997          1996           1995
                                                             ----          ----           ----
                                                                       (In Millions)
Policyholder's contingency reserves, beginning of year....  $2,638.6      $2,600.9      $2,569.1
                                                            --------      --------      --------

Increases (decreases) due to:
 Net income...............................................     257.1         264.5         190.4
 Net unrealized capital gain (loss).......................     119.1          (1.7)         88.7
 Merger restructuring costs, net of fax...................         -             -         (45.4)
 Change in asset valuation and investment reserves........     (76.0)       (142.4)        (75.6)
 Change in prior year policyholders' reserves.............     (55.4)        (72.2)       (108.2)
 Change in non-admitted assets and other..................     (10.1)        (10.5)        (18.1)
                                                            --------      --------      --------

                                                               234.7          37.7          31.8
                                                            --------      --------      --------

Policyholders' contingency reserves, end of year..........  $2,873.3      $2,638.6      $2,600.9
                                                            ========      ========      ========

                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF CASH FLOWS

                                                                  Years ended December 31,
                                                             1997          1996           1995
                                                             ----          ----           ----
                                                                       (In Millions)
Operating acitivites:
Net income...............................................  $   257.1     $   264.5     $   190.4
Addition to policyholders' reserves and funds,
 net of transfers to separate accounts...................      421.3         426.7         575.8
Net realized capital (gain) loss.........................       42.5         (40.3)         85.8
Other changes............................................      (58.1)       (232.8)        (25.2)
                                                           ---------     ---------     ---------

Net cash provided by operating activities................      662.8         418.1         826.8
                                                           ---------     ---------     ---------

Investing activities:
Purchases of investments and loans.......................  (12,292.7)    (10,171.5)    (10,364.2)
Sales or maturities of investments and receipts
 from repayment of loans.................................   12,545.7       8,539.3       9,671.1
                                                           ---------     ---------     ---------

Net cash provided by (used in) investing activities......      253.0      (1,632.2)       (693.1)
                                                           ---------     ---------     ---------

Financing activities:
Repayments of long-term debt.............................      (50.0)        (53.3)        (46.4)
                                                           ---------     ---------     ---------

Net cash used by financing activities....................      (50.0)        (53.3)        (46.4)
                                                           ---------     ---------     ---------

Increase (decrease) in cash and short-term investments...      865.8      (1,267.4)         87.3

Cash and short-term investments, beginning of year.......    1,075.4       2,342.8       2,255.5
                                                           ---------     ---------     ---------

Cash and short-term investments, end of year.............  $ 1,941.2     $ 1,075.4     $ 2,342.8
                                                           =========     =========     =========

                 See Notes to Statutory Financial Statements.

Notes To Statutory Financial Statements

Massachusetts Mutual Life Insurance Company ("the Company") is a mutual life insurance company and as such has no shareholders. The Company's primary business is individual life insurance, annuity and disability income products distributed primarily through career agents. The Company also provides a wide range of pension products and services, as well as investment services to individuals, corporations and institutions in all 50 states and the District of Columbia.

On March 1, 1996, the operations of the former Connecticut Mutual Life Insurance Company ("Connecticut Mutual") were merged into the Company. This merger was accounted for under the pooling of interests method of accounting. For the purposes of this presentation, these financial statements reflect historical amounts giving retroactive effect as if the merger had occurred on January 1, 1995 in conformity with the practices of the National Association of Insurance Commissioners and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts. In 1996, merger-related expenses totaling $66.1 million were recorded in the Statutory Statement of Income. In 1995, merger-related expenses incurred by Massachusetts Mutual (the Company prior to the merger) of $44.0 million, were recorded in the Statutory Statement of Income and the expenses incurred by Connecticut Mutual of $45.4 million, net of tax, were recorded as a component of changes in policyholders' contingency reserves, as permitted by each company's regulatory authority. On the merger date, policyholders' reserves attributable to disability income contracts were strengthened by $75.0 million, investment reserves for real estate were increased by $49.8 million and net prepaid pension assets were increased by $10.4 million with all adjustments reflected as a change to policyholders' contingency reserves. The separate results of each company prior to the merger for the year ended December 31, 1995, were as follows: (a) revenue was $6,443.8 million for Massachusetts Mutual and $2,182.3 million for Connecticut Mutual; (b) net income was $160.7 million for Massachusetts Mutual and $29.6 million for Connecticut Mutual and (c) policyholders' contingency reserves increased by $143.7 million for Massachusetts Mutual and decreased by $112.0 million for Connecticut Mutual.

On March 31, 1996, the Company sold MassMutual Holding Company Two, Inc., a wholly-owned subsidiary, and its subsidiaries, including Mirus Life Insurance Company (formerly the MML Pension Insurance Company; currently doing business as "UniCARE"), which comprised the Company's group life and health business, to WellPoint Health Networks, Inc. The Company received total consideration of $402.2 million ($340.0 million in cash and $62.2 million in notes receivable) and recognized a before tax gain of $187.9 million. The Company, pursuant to a 1994 reinsurance agreement, cedes its group life, accident and health business to UniCARE. The Company's investment in MassMutual Holding Company Two, Inc. amounted to $187.8 million at December 31, 1995; its gain from operations included a $41.0 million dividend received from MIRUS in 1995. Additionally, this investment produced an unrealized gain of $13.9 million in 1995.

1. SUMMARY OF ACCOUNTING PRACTICES

The accompanying statutory financial statements, except as to form, have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners ("NAIC") and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and, for the pre-merger balances of Connecticut Mutual, the Department of Insurance of the State of Connecticut (collectively "statutory accounting practices"), which practices were at one time also considered to be in conformity with generally accepted accounting principles ("GAAP").

The accompanying statutory financial statements are different in some respects from GAAP financial statements. The more significant differences are as follows:
(a) acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to current operations as incurred, whereas GAAP would require these expenses to be capitalized and recognized over the life of the policies; (b) policy reserves are based upon statutory mortality and interest requirements without consideration of withdrawals, whereas GAAP reserves would be based upon reasonably conservative estimates of mortality, morbidity, interest and withdrawals; (c) bonds are generally carried at amortized cost whereas GAAP generally requests they be valued at fair value; (d) deferred income taxes are not provided for book-tax timing differences as would be required by GAAP, and (e) payments received for universal and variable life products, variable annuities and investment related products are reported as premium revenue, whereas under GAAP, these payments would be recorded as deposits to policyholders' account balances.

The NAIC is currently engaged in an extensive project ("Codification") to codify statutory accounting principles with a goal of providing a comprehensive guide of statutory accounting principles for use by insurers in all states. This comprehensive guide, which has not been approved by the NAIC or any state insurance department, includes seventy-two Statements of Statutory Accounting Principles ("SSAPs") and is expected to be effective no earlier than January 1, 1999. The effect of adopting these SSAPs shall be reported as an adjustment to surplus on the effective date. Management is currently reviewing the impact of Codification. However, since the SSAPs have not been finalized, the ultimate impact cannot be determined at this time.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as disclosures of contingent assets and liabilities at the date of the financial statements. Management must also make estimates and assumptions that affect the amounts of revenues and expenses during the reporting period. Future events, including changes in the levels of mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in these financial statements.

The following is a description of the Company's principal accounting policies and practices.

A.  Investments

Bonds and stocks are valued in accordance with rules established by the National Association of Insurance Commissioners. Generally, bonds are valued at amortized cost, preferred stocks in good standing at cost, and common stocks, except for unconsolidated subsidiaries, at fair value.

Mortgage loans are valued at unpaid principal less unamortized discount. Real estate is valued at cost less accumulated depreciation, impairment allowances and mortgage encumbrances. Encumbrances totaled $14.2 million in 1997 and $27.3 million in 1996. Depreciation on investment real estate is calculated using the straight-line and constant yield methods.

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy.

Short-term investments are stated at amortized cost, which approximates fair value.

Investments in unconsolidated subsidiaries and affiliates, joint ventures and other forms of partnerships are included in other investments on the Statutory Statement of Financial Position and are accounted for using the equity method.

In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve and an Interest Maintenance Reserve. The Asset Valuation Reserve and other investment reserves stabilize the policyholders' contingency reserves against fluctuations in the value of stocks, as well as declines in the value of bonds, mortgage loans and real estate investments.

The Interest Maintenance Reserve captures after-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed income investments, as well as other financial instruments, including financial futures, U.S. Treasury purchase commitments, options, interest rate swaps, interest rate caps and interest rate floors. These interest rate related gains and losses are amortized into income using the grouped method over the remaining life of the investment sold or over the remaining life of the underlying asset. Net realized after tax capital gains of $95.4 million in 1997, $73.1 million in 1996, and net realized after tax capital losses of $130.7 million in 1995 were charged to the Interest Maintenance Reserve. Amortization of the Interest Maintenance Reserve into net investment income amounted to $31.0 million in 1997, $26.9 million in 1996, and $5.0 million in 1995.

Realized capital gains and losses, less taxes, not includable in the Interest Maintenance Reserve, are recognized in net income. Realized capital gains and losses are determined using the specific identification method. Unrealized capital gains and losses are included in policyholders' contingency reserves.

B.  Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of pension, variable annuity and variable life insurance contract holders. Assets consist principally of marketable securities reported at fair value. Premiums, benefits and expenses of the separate accounts are reported in the Statutory Statement of Income. The Company receives administrative and investment advisory fees from these accounts.

C.  Non-admitted Assets

Assets designated as "non-admitted" (principally certain fixed assets, receivables and Interest Maintenance Reserve, when in a net loss deferral position) are excluded from the Statutory Statement of Financial Position by an adjustment to policyholders' contingency reserves.

D. Policyholders' Reserves and Funds

Policyholders' reserves for life contracts are developed using accepted actuarial methods computed principally on the net level premium and the Commissioners' Reserve Valuation Method bases using the American Experience and the 1941, 1958 and 1980 Commissioners' Standard Ordinary mortality tables with assumed interest rates ranging from 2.5 to 6.0 percent.

Reserves for individual annuities, guaranteed investment contracts and deposit administration and immediate participation guarantee funds are based on accepted actuarial methods principally at interest rates ranging from 2.25 to 11.25 percent. Reserves for policies and contracts considered investment contracts have a carrying value of $8,077.9 million and $9,073.8 million at December 31, 1997 and 1996, respectively (fair value of $8,250.0 million and $9,324.6 million at December 31, 1997 and 1996, respectively as determined by discounted cash flow projections). Accident and health policy reserves are generally calculated using the two-year preliminary term, net level premium and fixed net premium methods and various morbidity tables.

The Company made certain changes in the valuation of policyholders' reserves of $55.4 million in 1997 and $72.2 million in 1996. The effects of these changes were recorded as a decrease to policyholders' contingency reserves.

E. Premium and Related Expense Recognition

Life insurance premium revenue is recognized annually on the anniversary date of the policy. Annuity premium is recognized when received. Accident and health premiums are recognized as revenue when due. Commissions and other costs related to issuance of new policies, maintenance and settlement costs are charged to current operations when incurred.

F. Policyholders' Dividends

The Board of Directors annually approves dividends to be paid in the following year. These dividends are allocated to reflect the relative contribution of each group of policies to policyholders' contingency reserves and consider investment and mortality experience, expenses and federal income tax charges. The liability for policyholders' dividends is equal to the estimated amount of dividends to be paid in the following calendar year.

G. Cash and Short-term Investments

For purposes of the Statutory Statement of Cash Flows, the Company considers all highly liquid investments purchased with a maturity of twelve months or less to be cash and short-term investments.

2. POLICYHOLDERS' CONTINGENCY RESERVES

Policyholders' contingency reserves represent surplus of the Company as reported to regulatory authorities and are intended to protect policyholders against possible adverse experience.

The Company issued surplus notes of $100.0 million at 7 1/2 percent and $250.0 million at 7 5/8 percent in 1994 and 1993, respectively. These notes are unsecured and subordinate to all present and future indebtedness of the Company, policy claims and prior claims against the Company as provided by the Massachusetts General Laws. Issuance was approved by the Commissioner of Insurance of the Commonwealth of Massachusetts ("the Commissioner").

All payments of interest and principal are subject to the prior approval of the Commissioner. Sinking fund payments are due as follows: $62.5 million in 2021, $87.5 million in 2022, $150.0 million in 2023 and $50.0 million in 2024.

Interest on the notes issued in 1994 is scheduled to be paid on March 1 and September 1 of each year, to holders of record on the preceding February 15 or August 15, respectively. Interest on the notes issued in 1993 is scheduled to be paid on May 15 and November 15 of each year, to holders of record on the preceding May 1 or November 1, respectively. Interest expense is not recorded until approval for payment is received from the Commissioner. Interest of $26.6 million was approved and paid in 1997, 1996 and 1995.

The proceeds of the notes, less a $28.3 million reserve in 1997, and a $32.2 million reserve in 1996 for contingencies associated with the issuance of the notes, are recorded as a component of the Company's policyholders' contingency reserves as approved by the Commissioner. These reserves, as permitted by the Division of Insurance, are included in investment reserves on the Statutory Statement of Financial Position.

3. EMPLOYEE BENEFIT PLANS

The Company's employee benefit plans include plans in place for the employees of Massachusetts Mutual and Connecticut Mutual prior to the merger. Employees previously covered by the Connecticut Mutual pension plans will continue coverage under these plans. All other employees, including employees hired after the merger date, will be covered by the Massachusetts Mutual benefit plans.

A. Pension

The Company has two non-contributory defined benefit plans covering substantially all of its employees. One plan includes employees previously employed by Connecticut Mutual; the other includes all other eligible employees. Benefits are based on the employees' years of service, compensation during the last five years of employment and estimated social security retirement benefits. The Company accounts for these plans following Financial Accounting Standards Board Statement No. 87, "Employers' Accounting for Pensions." Accordingly, as permitted by the Massachusetts Division of Insurance, the Company has recognized a pension asset of $157.4 million and $97.2 million at December 31, 1997 and 1996, respectively. On the merger date, the accounting for Connecticut Mutual pension plans was conformed to the Company's policy of recording pension plan assets and liabilities, resulting in a $10.4 million increase in policyholders' contingency reserves. Company policy is to fund pension costs in accordance with the requirements of the Employee Retirement Income Security Act of 1974 and, based on such requirements, no funding was required for the years ended December 31, 1997, 1996 and 1995. The assets of the plans are invested in the Company's general account and separate accounts.

The benefit status of the defined benefit plans as of December 31 is as follows:

                                               1997               1996
                                               ----               ----
                                                    (In Millions)
Accumulated benefit obligation               $  663.1           $  611.5
Vested benefit obligation                       653.8              606.5
Projected benefit obligation                    713.9              665.5
Plan assets at fair value                     1,154.2            1,201.7



The following assumptions were used in determining the actuarial present value of both the accumulated and projected benefit obligations.

                                             MassMutual      Connecticut Mutual
                                                Plan                Plan
                                                ----                ----

Discount rate - 1997                            7.25%               7.25%
Discount rate - 1996                            7.75                7.75
Increase in future compensation levels          4.00                5.00
Long-term rate of return on assets             10.00                9.00


In 1997, there was a significant reduction in plan participants in the Connecticut Mutual Plan which resulted in recognition of a pension plan curtailment gain of $10.7 million.

As a result of the sale of Mirus Life Insurance Company, there was a significant reduction in plan participants which resulted in recognition of a pension plan curtailment gain of $15.3 million in 1996.

The Company also has defined contribution plans for employees and agents. The expense credited to operations for all pension plans is $38.9 million in 1997, $32.7 million in 1996 and $10.9 million in 1995.

B. Life and Health

Certain life and health insurance benefits are provided to retired employees and agents through group insurance contracts. Substantially all of the Company's employees may become eligible for these benefits if they reach retirement age while working for the Company. The Company adopted the National Association of Insurance Commissioners' accounting standard for post-retirement life and health benefit costs, requiring these benefits to be accounted for using the accrual method for employees and agents eligible to retire and current retirees.

The following assumptions were used in determining the accumulated postretirement benefit liability.

                                              MassMutual      Connecticut Mutual
                                                 Plan               Plan
                                                 ----               ----

Discount - 1997                                  7.25%              7.25%
Discount - 1996                                  7.75               7.75
Assumed increases in medical cost
 rates in the first year                         6.25 - 6.75        9.50
 declining to                                    4.75               5.00
 within                                          5 years            5 years



The initial transition obligation of $137.9 million is being amortized over twenty years through 2012. At December 31, 1997 and 1996, the net unfunded accumulated benefit obligation was $124.2 million and $124.1 million, respectively, for employees and agents eligible to retire or currently retired and $34.7 million and $33.8 million, respectively, for participants not eligible to retire. A Retired Lives Reserve Trust was funded to pay life insurance premiums for certain retired employees. Trust assets available for benefits were $21.7 million and $23.0 million at December 31, 1997 and 1996, respectively.

As a result of the sale of Mirus Life Insurance Company, there was a significant reduction in plan participants which resulted in recognition of a life and health plan curtailment loss of $13.9 million in 1996.

The expense for 1997, 1996 and 1995 was $16.5 million, $17.6 million, and $22.9 million, respectively. A one percent increase in the annual assumed increase in medical cost rates would increase the 1997 accumulated postretirement benefit liability and benefit expense by $10.9 million and $1.4 million, respectively.

4. RELATED PARTY TRANSACTIONS

Pursuant to two 1994 reinsurance agreements with Mirus Life Insurance Company (Mirus) whereby the Company assumed all of the single premium immediate annuity business written by Mirus and ceded all of its group life, accident and health business to Mirus. A gain from operations of this business was reflected in 1995 as a $41.0 million dividend received from Mirus, which was recorded as net investment income on the Statutory Statement of Income. As previously discussed, on March 31, 1996, the Company sold MassMutual Holding Company Two, Inc. a wholly-owned subsidiary, and its subsidiaries, including Mirus Life Insurance Company to WellPoint Health Networks, Inc.

The Company has a modified coinsurance quota-share reinsurance agreement with a wholly-owned subsidiary, C.M. Life Insurance Company, whereby the Company assumes 75% of the premiums on certain universal life policies issued by C.M. Life. The Company pays a stipulated expense allowance, death and surrender benefits, and a modified coinsurance adjustment. Reserves for payment of future benefits are retained by C.M. Life.

5. FEDERAL INCOME TAXES

Provision for federal income taxes is based upon the Company's best estimate of its current tax liability. No deferred tax effect is recognized for temporary differences that may exist between financial reporting and taxable income. Accordingly, the reporting of equity tax (essentially a reduction in the deduction for policyholder dividends) and miscellaneous temporary differences, such as reserves, acquisition costs and restructuring costs, resulted in effective tax rates which differ from the statutory tax rate.

The Internal Revenue Service has completed examining the Company's income tax returns through the year 1992 for Massachusetts Mutual and 1991 for Connecticut Mutual, and is currently examining Massachusetts Mutual for the years 1993 and 1994, and Connecticut Mutual for the years 1992 through 1995. The Company believes any adjustments resulting from such examinations will not materially affect its financial statements.

Components of the formula authorized by the Internal Revenue Service for determining deductible policyholder dividends have not been finalized for 1997 or 1996. The Company records the estimated effects of anticipated revisions in the Statutory Statement of Income.

The Company plans to file its 1997 federal income tax return on a consolidated basis with its life and non-life affiliates with the exception of C.M. Life Insurance Company. The Company and its eligible life and non-life affiliates are subject to a written tax allocation agreement, which allocates the group's consolidated tax liability for payment purposes. Generally, the agreement provides that members with losses shall be compensated for the use of their losses and credits by other members.

The Company made federal tax payments of $353.4 million in 1997, $330.7 million in 1996 and $147.3 million in 1995.

6.  INVESTMENTS

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment. In the normal course of business, the Company enters into commitments to purchase privately placed bonds and to issue mortgage loans.

A.  Bonds

The carrying value and estimated fair value of bonds are as follows:


                                                December 31, 1997
                                                -----------------
                                                 Gross      Gross     Estimated
                                   Carrying   Unrealized  Unrealized    Fair
                                     Value       Gains      Losses      Value
                                     -----       -----      ------      -----
                                                  (In Millions)

U.S. Treasury securities          $ 6,241.0    $  470.5     $10.3     $ 6,701.2
  and obligations of U.S.
  government corporations
  and agencies
Debt securities issued by
  foreign governments                  83.5         4.4       3.0          84.9
Mortgage-backed securities          3,390.8       187.9       9.0       3,569.7
State and local governments           361.9        23.9        .6         385.2
Corporate debt securities          12,148.9       765.2      46.9      12,867.2
Utilities                             871.8       100.1       2.2         969.7
Affiliates                            792.4         2.8       1.0         794.2
                                  ---------    --------     -----     ---------
  TOTAL                           $23,890.3    $1,554.8     $73.0     $25,372.1
                                  =========    ========     =====     =========


                                                December 31, 1996
                                                -----------------
                                                 Gross      Gross     Estimated
                                   Carrying   Unrealized  Unrealized    Fair
                                     Value       Gains      Losses      Value
                                     -----       -----      ------      -----
                                                  (In Millions)

U.S. Treasury securities
  and obligations of U.S.
  government corporations
  and agencies                    $ 8,042.6    $  344.0    $ 56.3     $ 8,330.3
Debt securities issued by              95.2        10.2        .5         104.9
  foreign governments
Mortgage-backed securities          3,014.0       119.0      43.3       3,089.6
State and local governments           173.2        13.1       2.1         184.2
Corporate debt securities          11,675.2       528.0     133.3      12,069.9
Utilities                             975.0        87.0      18.5       1,043.5
Affiliates                            324.1         4.3       3.5         324.9
                                  ---------    --------    ------     ---------
  TOTAL                           $24,299.3    $1,105.6    $257.5     $25,147.3
                                  =========    ========    ======     =========

The carrying value and estimated fair value of bonds at December 31, 1997 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.


                                                                 Estimated
                                                Carrying           Fair
                                                 Value             Value
                                                 -----             -----
                                                      (In Millions)
Due in one year or less                        $   519.7         $   523.0
Due after one year through five years            3,972.1           4,104.6
Due after five years through ten years           7,423.3           7,838.1
Due after ten years                              5,254.9           5,888.1
                                               ---------         ---------
                                                17,170.0          18,353.8
Mortgage-backed securities, including
 securities guaranteed by the U.S.
 Government                                      6,720.3           7,018.3
                                               ---------         ---------

 TOTAL                                         $23,890.3         $25,372.1
                                               =========         =========


Proceeds from sales of investments in bonds were $11,427.8 million during 1997, $6,390.7 million during 1996 and $8,068.8 million during 1995. Gross capital gains of $200.7 million in 1997, $188.8 million in 1996 and $255.5 million in 1995 and gross capital losses of $68.8 million in 1997, $255.5 million in 1996 and $67.1 million in 1995 were realized on those sales, portions of which were included in the Interest Maintenance Reserve. The estimated fair value of non-publicly traded bonds is determined by the Company using a pricing matrix.

B.  Stocks

Preferred stocks in good standing had fair values of $145.5 million in 1997 and $150.8 million in 1996, using a pricing matrix for non-publicly traded stocks and quoted market prices for publicly traded stocks. Common stocks, except for unconsolidated subsidiaries, had a cost of $250.3 million in 1997 and $249.2 million in 1996.

C.  Mortgages

The fair value of mortgage loans, as determined from a pricing matrix for performing loans and the estimated underlying real estate value for non-performing loans, approximated carrying value.

The Company had restructured loans with book values of $202.3 million, and $383.5 million at December 31, 1997 and 1996, respectively. These loans typically have been modified to defer a portion of the contracted interest payments to future periods. Interest deferred to future periods totaled $5.1 million in 1997, $2.2 million in 1996 and $2.5 million in 1995.

D.  Other

The carrying value of investments which were non-income producing for the preceding twelve months was $5.7 million and $23.1 million at December 31, 1997 and 1996, respectively. The Company made voluntary contributions to the Asset Valuation Reserve of $6.8 million 1996. No additional voluntary contribution to the Asset Valuation Reserve was made in 1997.

It is not practicable to determine the fair value of policy loans as they do not have a stated maturity.

7.  PORTFOLIO RISK MANAGEMENT

The Company manages its investment risks, primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The fair values of these instruments, described below, which are not recorded in the financial statements, are based upon market prices or prices obtained from brokers. The Company does not hold or issue these financial instruments for trading purposes.

The notional amounts described do not represent amounts exchanged by the parties and, thus, are not a measure of the exposure of the Company. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices or financial or other indexes.

The Company enters into financial futures contracts for the purpose of managing interest rate exposure. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Gains and losses on financial futures contracts are recorded when the contract is closed and amortized through the Interest Maintenance Reserve over the remaining life of the underlying asset. As of December 31, 1997 and 1996, the Company did not have any open financial futures contracts.

The Company utilizes interest rate swap agreements, options, and purchased caps and floors to reduce interest rate exposures arising from mismatches between assets and liabilities and to modify portfolio profiles to manage other risks identified. Under interest rate swaps, the Company agrees to an exchange, at specified intervals, between streams of variable rate and fixed rate interest payments calculated by reference to an agreed-upon notional principal amount. Net amounts receivable and payable are accrued as adjustments to interest income and included in investment and insurance amounts receivable on the Statutory Statement of Financial Position. Gains and losses realized on the termination of contracts are amortized through the Interest Maintenance Reserve over the remaining life of the associated contract. At December 31, 1997 and 1996, the Company had swaps with notional amounts of $3,220.2 million and $2,090.3 million, respectively. The fair values of these instruments were $20.9 million at December 31, 1997 and $14.8 million at December 31, 1996.

Options grant the purchaser the right to buy or sell a security or enter into a derivative transaction at a stated price within a stated period. The Company's option contracts have terms of up to fifteen years. The amounts paid for options purchased are included in other investments on the Statutory Statement of Financial Position. Gains and losses on these contracts are recorded at the expiration or termination date and are amortized through the Interest Maintenance Reserve over the remaining life of the option contract. At December 31, 1997 and 1996, the Company had option contracts with notional amounts of $5,388.2 million and $1,928.4 million, respectively. The Company's credit risk exposure was limited to the unamortized costs of $59.0 million and $18.1 million, which had fair values of $99.6 million and $19.2 million at December 31, 1997 and 1996, respectively.

Interest rate cap agreements grant the purchaser the right to receive the excess of a referenced interest rate over a given rate calculated by reference to an agreed upon notional amount. Interest rate floor agreements grant the purchaser the right to receive the excess of a given rate over a referenced interest rate calculated by reference to an agreed upon notional amount. Amounts paid for interest rate caps and floors are amortized into interest income over the life of the asset on a straight-line basis. Unamortized costs are included in other investments on the Statutory Statement of Financial Position. Amounts receivable and payable are accrued as adjustments to interest income and included in the Statutory Statement of Financial Position as investment and insurance amounts receivable. Gains and losses on these contracts, including any unamortized cost, are recognized upon termination and are amortized through the Interest Maintenance Reserve over the remaining life of the associated cap or floor agreement. At December 31, 1997 and 1996, the company had agreements with notional amounts of $3,348.6 million and $3,859.6 million, respectively. The Company's credit risk exposure on these agreements is limited to the unamortized costs of $18.2 million and $22.0 million at December 31, 1997 and 1996, respectively. The fair values of these instruments were $23.4 million and $15.2 million at December 31, 1997 and 1996, respectively.

The Company utilizes asset swap agreements to reduce exposures, such as currency risk and prepayment risk, built into certain assets acquired. Cross-currency interest rate swaps allow investment in foreign currencies, increasing access to additional investment opportunities, while limiting foreign exchange risk. The net cash flows from asset and currency swaps are recognized as adjustments to the underlying assets' interest income. Gains and losses realized on the termination of these contracts adjusts the bases of the underlying asset. Notional amounts relating to asset and currency swaps totaled $225.6 million and $364.7 million at December 31, 1997 and 1996, respectively. The fair values of these instruments were an unrecognized loss of $1.7 million at December 31, 1997 and an unrecognized gain of $7.8 million at December 31, 1996.

Equity swap agreements are utilized to hedge exposure to market risk on public and private equity positions held in the Company's investment portfolio. Under equity swaps, the Company agrees to an exchange, at points in time specified in each contract, between streams of variable or fixed rate interest payments and the change in an underlying index, equity or basket of equities. The change in the underlying item is calculated by reference to the level of such item specified in the agreement. Net amounts receivable and payable are accrued as adjustments to interest income and included in investment and insurance amounts receivable on the Statutory Statement of Financial Position. Changes in the value of these contracts are recorded as realized gains and losses in the Statutory Statement of Income when contracts are closed. At December 31, 1997 and 1996, the Company had equity swap contracts with notional amounts of $160.0 million and $149.2 million, respectively. The fair values of these instruments were an unrealized loss of $5.1 million at December 31, 1997 and an unrealized gain of $11.9 million at December 31, 1996.

The Company enters into forward U.S. Treasury commitments for the purpose of managing interest rate exposure. The Company generally does not take delivery on forward commitments. These commitments are instead settled with offsetting transactions. Gains and losses on forward commitments are recorded when the commitment is closed and amortized through the Interest Maintenance Reserve over the remaining life of the asset. At December 31, 1997 and 1996, the Company had
U. S. Treasury purchase commitments which will settle during the following year with contractual amounts of $1,100.7 million and $1,639.4 million with fair values of $1,117.6 million and $1,627.4 million, respectively including net unrealized gains of $16.9 million at December 31, 1997 and net unrealized losses of $12.0 million at December 31, 1996.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. This exposure is limited to contracts with a positive fair value. The amounts at risk in a net gain position were $146.7 million and $53.9 million at December 31, 1997 and 1996, respectively. The Company monitors exposure to ensure counterparties are credit worthy and concentration of exposure is minimized. Additionally, contingent collateral positions have been obtained with counterparties when considered prudent.

8. REINSURANCE

The Company cedes all of its group life and health business to UniCARE and has other reinsurance agreements with other insurance companies in the normal course of business. Premiums, benefits to policyholders and provisions for future benefits are stated net of reinsurance. The Company remains liable to the insured for the payment of benefits if the reinsurer cannot meet its obligations under the reinsurance agreements. Premiums ceded were $294.6 million in 1997, $793.5 million in 1996 and $904.1 million in 1995.

9. LIQUIDITY

The withdrawal characteristics of the policyholders' reserves and funds, including separate accounts, and the invested assets which support them at December 31, 1997 are illustrated below:


                                                           (In Millions)
Total policyholders' reserves and funds and
  separate account liabilities                     $50,804.2
Not subject to discretionary withdrawal             (5,283.7)
Policy loans                                        (4,950.4)
                                                   ---------
 Subject to discretionary withdrawal                                  $40,570.1
                                                                      =========
Total invested assets, including separate          $56,464.7
Policy loans and other invested assets             (14,823.3)
                                                   ---------
 Marketable investments                                               $41,641.4
                                                                      =========

10. BUSINESS RISKS AND CONTINGENCIES

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position, results of operations or liquidity. In 1997 and 1996, the Company elected not to admit $21.4 million and $15.3 million, respectively, of guaranty fund premium tax offset receivables relating to prior assessments.

The Company is involved in litigation arising in and out of the normal course of its business. Management intends to defend these actions vigorously. While the outcome of litigation cannot be foreseen with certainty, it is the opinion of management, after consultation with legal counsel, that the ultimate resolution of these matters will not materially affect its financial position, results of operations or liquidity.

11. RECLASSIFICATIONS

Certain 1996 and 1995 amounts have been reclassified to conform with the current year presentation.

12. SUBSIDIARIES AND AFFILIATED COMPANIES

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 1997 is illustrated below. The Company provides management or advisory services to these companies. Subsidiaries are wholly-owned, except as noted.

Parent
------
Massachusetts Mutual Life Insurance Company

Subsidiaries of Massachusetts Mutual Life Insurance Company
-----------------------------------------------------------
C.M. Assurance Company
C.M. Benefit Insurance Company
C.M. Life Insurance Company
MassMutual Holding Company
MassMutual Holding Company Two, Inc. (Sold in March 1996)
MassMutual of Ireland, Limited
MML Bay State Life Insurance Company
MML Distributors, LLC

    Subsidiaries of MassMutual Holding Company
    ------------------------------------------
    GR Phelps, Inc.
    MassMutual Holding Trust I
    MassMutual Holding Trust II
    MassMutual Holding MSC, Inc.
    MassMutual International, Inc.
    MassMutual Reinsurance Bermuda (Sold in December 1996)
    MML Investor Services, Inc.
    State House One (Liquidated in December 1996)

    Subsidiaries of MassMutual Holding Trust I
    ------------------------------------------
    Antares Leveraged Capital Corporation -- 98.5%
    Charter Oak Capital Management, Inc. -- 80.0%
    Cornerstone Real Estate Advisors, Inc.
    DLB Acquisition Corporation -- 84.8%
    Oppenheimer Acquisition Corporation -- 88.55%

    Subsidiaries of MassMutual Holding Trust II
    -------------------------------------------
    CM Advantage, Inc. -- (Liquidated in December 1997)
    CM International, Inc.
    CM Property Management, Inc. -- (Liquidated in December 1997)
    High Yield Management, Inc.
    MMHC Investments, Inc.
    MML Realty Management
    Urban Properties, Inc.
    Westheimer 335 Suites, Inc.

    Subsidiaries of MassMutual International
    ----------------------------------------
    Compensa de Seguros de Vida S.A. -- 33.5%
    MassLife Seguros de Vida (Argentina) S. A.
    MassMutual International (Bermuda) Ltd.
    Mass Seguros de Vida (Chile) S. A. -- 33.5%
    MassMutual International (Luxemburg) S. A.

    MassMutual Holding MSC, Incorporated
    MassMutual/Carlson CBO N. V. -- 100%
    MassMutual Corporate Value Limited -- 46%
    9048 -- 5434 Quebec, Inc.

Affiliates of Massachusetts Mutual Life Insurance Company
---------------------------------------------------------
MML Series Investment Fund
MassMutual Institutional Funds
Oppenheimer Value Stock Fund

                                    PART C
                               OTHER INFORMATION

Item 24.       Financial Statements and Exhibits
               ---------------------------------

      a)       Financial Statements:

               Financial Statements Included in Part A
               ---------------------------------------

               Condensed Financial Information

               Financial Statements Included in Part B
               ---------------------------------------

               The Registrant
               --------------

               Report of Independent Accountants
               Statement of Assets and Liabilities as of December 31, 1997 Statement of Operations for the year ended December 31, 1997 Statement of Changes in Net Assets for the years ended December 31, 1997 and 1996
               Notes to Financial Statements

               The Depositor
               -------------

               Report of Independent Accountants
               Statutory Statements of Financial Position as of December 31, 1997 and 1996
               Statutory Statements of Income for the years ended
               December 31, 1997, 1996 and 1995
               Statutory Statements of Changes in Policyholders' Contingency Reserves for the years ended December 31, 1997, 1996 and 1995 Statutory Statements of Cash Flows for the years ended December 31, 1997, 1996 and 1995
               Notes to Statutory Financial Statements

     (b)       Exhibits:

               Exhibit 1 Copy of Resolution of the Executive Committee of the Board of Directors of Massachusetts Mutual Life Insurance Company, authorizing the establishment of the Registrant, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement under the Securities Act of 1933, File No. 2-75412.

               Exhibit 2       None

               Exhibit 3 (i)(a) Copy of Distribution Agreement between the Registrant and MML Distributors, LLC, incorporated by reference to Exhibit 3 (i)(a) to Registrant's Post Effective Amendment No. 11 to Registration Statement under the Securities Act of 1933, File No. 33-7724.

                               (i)(b) Copy of Co-Underwriting Agreement between the Registrant and MML Investors Services, Inc., incorporated by reference to Exhibit 3 (i)(b) to the Registrant's Post Effective Amendment No. 11 to Registration Statement under the Securities Act of 1933, File No. 33-7724.

                               (ii) None

               Exhibit 4 (i) Form of Flexible Purchase Payment Multi-Fund Variable Annuity Contract.*

               Exhibit 5 Form of Application used with the Flexible Purchase Payment Multi-Fund Variable Annuity Contract in Exhibit 4.*

               Exhibit 6 (i) Copy of the Charter of Incorporation of Massachusetts Mutual Life Insurance Company, incorporated by reference to Registration Statement File No. 333- 22557, filed on February 28, 1997.

                               (ii) Copy of the By-Laws of Massachusetts Mutual Life Insurance Company incorporated by reference to Registration Statement File No. 333-22557, filed on February 28, 1997.

               Exhibit 7       None

               Exhibit 8 (a) Copy of the Form of Participation Agreement between Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, C.M. Life Insurance Company, Oppenheimer Funds, Inc. and Oppenheimer Variable Account Funds, Inc., incorporated by reference to Registration Statement File No. 333-22557, filed on February 28, 1997.

               Exhibit 9       Opinion of and Consent of Counsel.*

               Exhibit 10      (i) Written consent of Coopers & Lybrand
                               L.L.P., Independent Accountants.(*) (ii) Powers of Attorney, incorporated by reference to Registration Statement File No. 333-22557, filed on February 28, 1997.

               Exhibit 11      None

               Exhibit 12      None

               Exhibit 13 Copy of the Form of Schedule of Computation of Performance, incorporated by reference to Registrant's Post Effective Amendment No. 12 to Registration Statement, File No. 33-7724

               Exhibit 14      None

               *Filed herewith

Item 25.       Directors and Executive Officers of MassMutual
               ----------------------------------------------

               The directors and executive vice presidents of MassMutual, their positions and their other business affiliations and business experience for the past five years are listed below.

                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

----------------------------------------------------------------------------------------------------------------------------------
Name and Position                   Principal Occupation(s) During Past Five Years
----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ackerman, Director         Chairman and Chief Executive Officer, since 1996, President and Chief Operating  Officer,
One Riverfront Plaza, HQE 2         1990-1996, Corning, Inc.
Corning, NY  14831
----------------------------------------------------------------------------------------------------------------------------------
James R. Birle, Director            Chairman, since 1997, and Founder, since 1994, President, 1994-1997, Resolute
2 Soundview Drive                   Partners, LLC; General Partner, Blackstone Group, 1988-1994
Greenwich, CT  06836
----------------------------------------------------------------------------------------------------------------------------------
Gene Chao, Director                 Chairman, President and CEO, Computer Projections, Inc., since 1991
733 SW Vista Avenue
Portland, OR  97205
----------------------------------------------------------------------------------------------------------------------------------
Patricia Diaz Dennis, Director      Senior Vice President and Assistant General Counsel, SBC Communications Inc.,
175 East Houston, Room 4-A-70       since 1995; Special Counsel, Sullivan & Cromwell, 1993-1995; Assistant Secretary of
San Antonio, TX  78205              State for Human Rights and Humanitarian Affairs, U.S. Department of State, 1992-1993
----------------------------------------------------------------------------------------------------------------------------------
Anthony Downs, Director             Senior Fellow, The Brookings Institution, since 1977
1775 Massachusetts Ave., N.W.
Washington, DC  20036-2188
----------------------------------------------------------------------------------------------------------------------------------
James L. Dunlap, Director           President and Chief Operating Officer, United Meridian Corporation, since 1996;
1201 Louisiana, Suite 1400          Senior Vice President, Texaco, Inc. 1987-1996
Houston, TX  77002-5603
----------------------------------------------------------------------------------------------------------------------------------
William B. Ellis, Director          Senior Fellow, Yale University School of Forestry and Environmental Studies, since
31 Pound Foolish Lane               1995; Chairman and Chief Executive Officer, Northeast Utilities, 1983-1995
Glastonbury, CT  06033
----------------------------------------------------------------------------------------------------------------------------------
Robert M. Furek, Director           Chairman, State Board of Trustees for the Hartford School System, since 1997;
1 State Street, Suite 2310          President and Chief Executive Officer, Heublein, Inc., 1987-1996
Hartford, CT  06103
----------------------------------------------------------------------------------------------------------------------------------
Charles K. Gifford, Director        Chairman and Chief Executive Officer, since 1995, and President, 1989-1995,
100 Federal Street                  BankBoston, N.A. and Chairman, since 1998, and Chief Executive Officer, since
Boston, MA  02110                   1985, BankBoston Corporation
----------------------------------------------------------------------------------------------------------------------------------
William N. Griggs, Director         Managing Director, Griggs & Santow, Inc., since 1983
75 Wall Street, 20/th/ Floor
New York, NY  10005
----------------------------------------------------------------------------------------------------------------------------------
George B. Harvey, Director          Retired Chairman, President and CEO, Pitney Bowes, since 1996
One Landmark Square
Suite 1905, 19/th/ Floor
Stamford, CT  06901
----------------------------------------------------------------------------------------------------------------------------------
Barbara B. Hauptfuhrer, Director    Director of various corporations, since 1972
1700 Old Welsh Road
Huntingdon Valley, PA  19006
----------------------------------------------------------------------------------------------------------------------------------
Sheldon B. Lubar, Director          Chairman, Lubar & Co. Incorporated, since 1977
700 North Water Street, Suite 1200
Milwaukee, WI  53202
----------------------------------------------------------------------------------------------------------------------------------
William B. Marx, Jr., Director      Retired Senior Executive Vice President, Lucent Technologies, since 1996; Executive
5 Peacock Lane                      Vice President and CEO Multimedia Products Group, AT&T, 1994-1996; Executive
Village of Golf, FL  33436-5299     Vice President and CEO, Network Systems Group, 1993-1994; Group Executive and
                                    President, AT&T Network Systems, 1989-1993
----------------------------------------------------------------------------------------------------------------------------------
John F. Maypole, Director           Managing Partner, Peach State Real Estate Holding Company, since 1984
55 Sandy Hook Road - North
Sarasota, FL  34242
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
John J. Pajak, Director, President and       President and Chief Operating Officer, since 1996, Vice Chairman and Chief
Chief Operating Officer                      Administrative Officer, 1996-1996, Executive Vice President, 1987-1996, MassMutual
1295 State Street
Springfield, MA  01111
----------------------------------------------------------------------------------------------------------------------------------
Thomas B. Wheeler, Director, Chairman        Chairman and Chief Executive Officer, since 1996, President and Chief Executive
and Chief Executive Officer                  Officer, 1988-1996, MassMutual
1295 State Street
Springfield, MA  01111
----------------------------------------------------------------------------------------------------------------------------------
Alfred M. Zeien, Director                    Chairman and Chief Executive Officer, The Gillette Company, since 1991
Prudential Tower
Boston, MA  02199
----------------------------------------------------------------------------------------------------------------------------------
Executive Vice Presidents:
----------------------------------------------------------------------------------------------------------------------------------
Lawrence V. Burkett, Jr.                     Executive Vice President and General Counsel, since 1993, Senior Vice President and
1295 State Street                            Deputy General Counsel, 1992-1993, MassMutual
Springfield, MA  01111
----------------------------------------------------------------------------------------------------------------------------------
Peter J. Daboul                              Executive Vice President and Chief Information Officer, since 1997, Senior Vice
1295 State Street                            President, 1990-1997, MassMutual
Springfield, MA  01111
----------------------------------------------------------------------------------------------------------------------------------
John B. Davies                               Executive Vice President, since 1994, Associate Executive Vice President, 1994-1994,
1295 State Street                            General Agent, 1982-1993, MassMutual
Springfield, MA  01111
----------------------------------------------------------------------------------------------------------------------------------
Daniel J. Fitzgerald                         Executive Vice President, since 1994, Corporate Financial Operations, 1994-1997,
1295 State Street                            Senior Vice President, 1991-1994
Springfield, MA  01111
----------------------------------------------------------------------------------------------------------------------------------
James E. Miller                              Executive Vice President, since 1997 and 1987-1996, MassMutual; Senior Vice
1295 State Street                            President, UniCare Life and Health Insurance Company, 1996-1997
Springfield, MA  01111
----------------------------------------------------------------------------------------------------------------------------------
John V. Murphy                               Executive Vice President, since 1997, MassMutual; Executive Vice President and
1295 State Street                            Chief Operating Officer, David L. Babson & Co., Inc., 1995-1997; Chief Operating
Springfield, MA  01111                       Officer, Concert Capital Management, Inc., 1993-1995; Senior Vice President and
                                             Chief Financial Officer, Liberty Financial Companies, 1977-1993
----------------------------------------------------------------------------------------------------------------------------------
Gary E. Wendlandt                            Executive Vice President and Chief Investment Officer, since 1993, Executive Vice
1295 State Street                            President, 1992-1993, MassMutual
Springfield, MA 01111
----------------------------------------------------------------------------------------------------------------------------------
Joseph M. Zubretsky                          Executive Vice President and Chief Financial Officer, since 1997, MassMutual; Chief
1295 State Street                            Financial Officer, 1996, HealthSource; Coopers & Lybrand, 1990-1996
Springfield, MA  01111
----------------------------------------------------------------------------------------------------------------------------------

Item 26.       Persons Controlled by or Under Common Control with the Depositor
               ----------------------------------------------------------------
               or Registrant
               -------------

               The assets of the Registrant, under state law, are assets of MassMutual. The Registrant may also be deemed to be under common control with other separate accounts established by MassMutual and its life insurance subsidiaries, C.M. Life Insurance Company and MML Bay State Life Insurance Company, which are registered as unit investment trusts under the Investment Company Act of 1940.

               The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities' stock.

LIST OF SUBSIDIARIES AND AFFILIATES

The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities' stock.

1. CM Assurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

2. CM Benefit Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

3. C.M. Life Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

4. MML Bay State Life Insurance Company, a Connecticut life and health insurer, all the stock of which is owned by MassMutual.

5. MML Distributors, LLC, formerly known as Connecticut Mutual Financial Services, LLC, a registered broker-dealer incorporated as a limited liability company in Connecticut. MassMutual has a 99% ownership interest and G.R. Phelps & Co. has a 1% ownership interest herein.

6. MassMutual Holding Company, a Delaware holding company, all the stock of which is owned by MassMutual.

7. MassMutual of Ireland, Limited., incorporated in the Republic of Ireland, to operate a group life and health claim office for MassMutual, all of the stock of which is owned by MassMutual.

8. MML Series Investment Fund, a registered open-end investment company organized as a Massachusetts business trust, all of the shares of which are owned by separate accounts of MassMutual and companies controlled by MassMutual.

9. MassMutual Institutional Funds, a registered open-end investment company organized as a Massachusetts business trust, all of the shares are owned by MassMutual.

10. G.R. Phelps & Company, Inc., Connecticut corporation which formerly operated as a securities broker-dealer, all the stock of which is owned by MassMutual Holding Company.

11. MML Investors Services, Inc., registered broker-dealer incorporated in Massachusetts, MassMutual Holding Company owns 86% of the capital stock and F.R. Phelps & Co., Inc. owns 14% of the capital stock of MML Investors Services, Inc..

12. MassMutual Holding MSC, Inc., a Massachusetts corporation, which acts as a holding company for MassMutual positions in investment entities organized outside the United States. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding MSC, Inc.

13. MassMutual Holding Trust I, a Massachusetts business trust, which acts as a holding company for certain MassMutual investment subsidiaries. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding Trust I..

14. MassMutual Holding Trust II, a Massachusetts business trust, which acts as a holding company for certain MassMutual investment subsidiaries. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding Trust II.

15. MassMutual International, Inc., a Delaware corporation that acts as a holding company of and provides services to international insurance companies, all of the stock of which is owned by MassMutual Holding Company.

16. MML Insurance Agency, Inc., a licensed insurance broker incorporated in Massachusetts, all of the stock of which is owned by MML Investors Services, Inc.

17. MML Securities Corporation, a "Massachusetts Securities Corporation", all of the stock of which is owned by MML Investors Services, Inc.

18. DISA Insurance Services Agency of America, Inc. (Alabama), a licensed insurance broker incorporated in Alabama. MML

     Insurance Agency, Inc. owns all the shares of outstanding stock.

19. Diversified Insurance Services Agency of America, Inc. (Hawaii), a licensed insurance broker incorporated in Hawaii. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

20. MML Insurance Agency of Mississippi, P.C., a Mississippi professional corporation that operates as an insurance broker, and is controlled by MML Insurance Agency, Inc.

21. MML Insurance Agency of Nevada, Inc., a Nevada corporation that operates as an insurance broker, all of the stock of which is owned by MML Insurance Agency, Inc.

22. MML Insurance Agency of Ohio, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Ohio and operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. through a voting trust agreement.

23. MML Insurance Agency of Texas, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Texas and operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. through an irrevocable proxy arrangement.

24. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation which operated a collateralized bond obligation fund. MassMutual Holding MSC, Inc. and Carlson Investment Management Co. each owns 99% of the outstanding shares.

25. MassMutual Corporate Value Limited, a Cayman Islands corporation that owns approximately 93% of MassMutual Corporate Value Partners Limited. MassMutual Holding MSC, Inc. owns 46.19% of the outstanding capital stock of MassMutual Corporate Value Limited.

26. MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high yield bond fund. MassMutual Corporate Value Limited holds an approximately 93% ownership interest in this company.

27. 9048-5434 Quebec, Inc., a Quebec corporation, which operates as the owner of hotel property in Montreal, Quebec, Canada. MassMutual Holdings MSC, Inc. owns all the shares of 9048-5434 Quebec, Inc.

28. Antares Leveraged Capital Corp., a Delaware corporation that operates as a finance company. MassMutual Holding Trust I owns approximately 98.7% of the capital stock of Antares.

29. Charter Oak Capital Management, Inc., a Delaware corporation that operates as an investment manager. MassMutual Holding Trust I owns 80% of the capital stock of Charter Oak.

30. Cornerstone Real Estate Advisers, Inc., a Massachusetts equity real estate advisory corporation, all the stock of which is owned by MassMutual Holding Trust I.

31. DLB Acquisition Corporation ("DLB") is a Delaware corporation, which serves as a holding company for David L. Babson and Company, Incorporated. MassMutual Holding Trust I owns 83.7% of the outstanding capital stock of DLB.

32. Oppenheimer Acquisition Corporation ("OAC") is a Delaware corporation, which serves as a holding company for OppenheimerFunds, Inc. MassMutual Holding Trust I owns 86% of the capital stock of OAC.

33. David L. Babson and Company, Incorporated, a registered investment adviser incorporated in Massachusetts, all of the stock of which is owned by DLB.

34. Babson Securities Corporation, a registered broker-dealer incorporated in Massachusetts, all of the stock of which is owned by David L. Babson and Company, Incorporated.

35. Babson-Stewart-Ivory International, a Massachusetts general partnership, which operates as a registered investment adviser. David L. Babson and Company Incorporated holds a 50% ownership interest in the partnership.

36. Potomac Babson Incorporated, a Massachusetts corporation, is a registered investment adviser. David L. Babson and Company Incorporated owns 60% of the outstanding shares of Potomac Babson Incorporated.

37. OppenheimerFunds, Inc., a registered investment adviser incorporated in Colorado, all of the stock of which is owned by Oppenheimer Acquisition Corporation

38. Centennial Asset Management Corporation, a Delaware corporation that serves as the investment adviser and general distributor of the Centennial Funds. OppenheimerFunds, Inc. owns all the stock of Centennial Asset Management Corporation.

39. HarbourView Asset Management Corporation, a registered investment adviser incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

40. MultiSource Service, Inc., a Colorado corporation that operates as a clearing broker, 80% of the stock of which is owned by OppenheimerFunds, Inc.

41. OppenheimerFunds Distributor, Inc., a registered broker-dealer incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

42. Oppenheimer Partnership Holdings, Inc., a Delaware holding company, all the stock of which is owned by OppenheimerFunds, Inc.

43. Oppenheimer Real Asset Management, Inc., a commodity pool operator incorporated in Delaware, all the stock of which is owned by OppenheimerFunds, Inc.

44. Shareholder Financial Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

45. Shareholder Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

46. Centennial Capital Corporation, a Delaware corporation that formerly sponsor a unit investment trust. Centennial Asset Management
     Corporation owns all the outstanding shares of Centennial Capital Corporation.

47. Cornerstone Office Management, LLC, a Delaware limited liability company that is 50% owned by Cornerstone Real Estate Advisers, Inc. and 50% owned by MML Realty Management Corporation.

48. Cornerstone Suburban Office Investors, LP, a Delaware limited partnership, which operates as a real estate operating company. Cornerstone Office Management, LLC holds a 1% general partnership interest in this fund and MassMutual holds a 99% limited partnership interest.

49. CM Advantage, Inc., a Connecticut corporation that acts as a general partner in real estate limited partnerships. MassMutual Holding Trust II owns all of the outstanding stock.

50. CM International, Inc., a Delaware corporation that holds a mortgage pool and issues collateralized bond obligations. MassMutual Holding Trust II owns all the outstanding stock of CM International, Inc.

51. CM Property Management, Inc., a Connecticut real estate holding company, all the stock of which is owned by MassMutual Holding Trust II.

52. HYP Management, Inc., a Delaware corporation which is the LLC Manager for MassMutual High Yield Partners LLC and owns 1.28% of the LLC units of such entity. MassMutual Holding Trust II owns all the outstanding stock of HYP Management, Inc.

53. MMHC Investment, Inc., a Delaware corporation which is a passive investor in MassMutual/Darby CBO LLC, MassMutual High Yield Partners LLC and other MassMutual investments. MassMutual Holding Trust II owns all the outstanding stock of MMHC Investment, Inc.

54. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. hold 1.28% for a total of 42.55% of the ownership interest in this company.

55. MML Realty Management Corporation, a property manager incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Trust II.

56. 505 Waterford Park Limited Partnership, a Delaware limited partnership, which holds title to an office building in Minneapolis, Minnesota. MML Realty Management Corporation holds a 1% general partnership interest in this partnership and MassMutual holds a 99% limited partnership interest.

57. MassMutual/Darby CBO IM Inc., a Delaware corporation which operates as the LLC Manager of MassMutual/Darby CBO LLC MMHC Investment, Inc. owns 50% of the capital stock of this company

58. MassMutual/Darby CBO LLC, a Delaware limited liability company that operates as a fund investing in high yield debt securities of U.S. and emerging market issuers. MassMutual holds 1.79%, MMHC Investment holds 44.91% and MassMutual High Yield Partners LLC holds 2.39% of the ownership interest in this company.

59. Urban Properties, Inc., a Delaware real estate holding and development company, all the stock of which is owned by MassMutual Holding Trust II.

60. Westheimer 335 Suites, Inc., was incorporated in Delaware to serve as a general partner of the Westheimer 335 Suites Limited Partnership. MassMutual Holding Trust II owns all the stock of Westheimer 335 Suites, Inc.

61. Westheimer 335 Suites Limited Partnership, a Texas limited partnership of which Westheimer 335 Suites, Inc. is the general partner.

62. MassMutual Internacional (Argentina) S.A., an Argentine corporation, which operates as a holding company. MassMutual International Inc. owns 99.9% of the outstanding shares and MassMutual Holding Company owns the remaining 0.1% of the shares.

63. MassMutual Internacional (Chile) S.A. a Chilean corporation, which operates as a holding company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 0.1% of the shares.

64. MassMutual International (Bermuda) Ltd., a Bermuda life insurance company, all of the stock of which is owned by MassMutual International Inc.

65. MassMutual International (Luxembourg) S.A. a Luxembourg corporation, which operates as an insurance company. MassMutual International Inc. owns 99.9% of the outstanding shares and MassMutual Holding Company owns the remaining 0.1% of the shares.

66. MassLife Seguros de Vida S.A., a life insurance company incorporated in Argentina. MassMutual International Inc. owns 99.9% of the outstanding capital stock of MassLife Seguros de Vida S.A.

67. MassMutual Services, S.A., an Argentine corporation, which operates as a service company. MassMutual Internacional (Argentina) S.A. owns 99.9% of the outstanding shares and MassMutual International, Inc. own 0.1% of the shares.

68. Mass Seguros de Vida S.A., a life insurance company incorporated in Chile. MassMutual Internacional (Chile S.A.) owns 33.5% of the outstanding capital stock of Mass Seguros de Vida S.A.

69. Origen Inversiones S.A., a Chilean corporation which operates as a holding company. MassMutual Internacional (Chile) S.A. holds a 33.5% ownership interest in this corporation.

70. Compania Seguros de Vida Corp, S.A., a Chilean insurance company. Origen Inversiones S.A. owns 99% of the outstanding shares of this company

71. Oppenheimer Series Fund Inc., a Maryland corporation and a registered open-end investment company of which MassMutual and its affiliates own a majority of the outstanding shares issued by the fund.

72. Panorama Series Fund, Inc., a registered open-end investment company organized as a Maryland corporation. Shares of the fund are sold only to MassMutual and its affiliates.

73. The DLB Fund Group, an open-end management investment company, advised by David L. Babson and Company Incorporated. MassMutual owns at least 25% of each series.

MassMutual acts as the investment adviser to each of the following investment companies and as such may be deemed to control them.

1. MML Series Investment Fund, a registered open-end Massachusetts business trust, all of the shares are owned by separate accounts of MassMutual and companies controlled by MassMutual.

2. MassMutual Corporate Investors, a registered closed-end Massachusetts business trust.

3. MassMutual Corporate Value Partners, Limited, a Cayman Islands corporation that operates as a high-yield bond fund. MassMutual Corporate Value Limited holds an approximately 93% ownership interest in this company.

4. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. hold 1.28% for a total of 42.55% of the ownership interest in this company.

5. MassMutual Institutional Funds, a registered open-end Massachusetts business trust, all of the shares are owned by MassMutual.

6. MassMutual Participation Investors, a registered closed-end Massachusetts business trust.

7. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation which operates a collateralized bond obligation fund. MassMutual Holding MSC, Inc. and Carlson Investment Management Co. each own 50% of the outstanding shares.

8. MassMutual/Darby CBO, LLC, a Delaware limited liability company that operates as a fund investing in high yield debt securities of U.S. and emerging market issuers. MassMutual owns 1.79% , MMHC investment, Inc. owns 44.91% and MassMutual High Yield Partners LLC owns 2.39% of the ownership interest in this company.

Item 27.       Number of Contract Owners
               -------------------------

               As of February 6, 1998, there were 186,647 Separate Account 1 Contracts in force.

Item 28.       Indemnification
               ---------------

               MassMutual directors and officers are indemnified under its by-laws. No indemnification is provided with respect to any liability to any entity which is registered as an investment company under the Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of MassMutual pursuant to the foregoing provisions, or otherwise, MassMutual has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by MassMutual of expenses incurred or paid by a director, officer or controlling person of MassMutual in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, MassMutual will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters

       (a) MML Distributors, LLC, a wholly owned subsidiary of MassMutual, acts as principal underwriter for registered separate accounts of MassMutual, C.M. Life and MML Bay State.

       (b)(1) MML Distributors, LLC is the principal underwriter of the Contracts. The following people are officers and member representatives of the principal underwriter.

                       OFFICERS AND MEMBER REPRESENTATIVES
                              MML DISTRIBUTORS, LLC

Kenneth M. Rickson      Member Representative        One Monarch Place
                        G.R. Phelps & Co., Inc.      1414 Main Street
                                                     Springfield, MA  01144-1013

Margaret Sperry         Member Representative        1295 State Street
                        Massachusetts Mutual         Springfield, MA  01111-0001
                        Life Insurance Co.

Kenneth M. Rickson      Chief Executive Officer,     One Monarch Place
                        President, and Main OSJ      1414 Main Street
                        Supervisor                   Springfield, MA 01144-1013

John E. Forrest         Vice President               One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA  01144-1013

Michael L. Kerley       Vice President               One Monarch Place
                        Assistant Secretary          1414 Main Street
                                                     Springfield, MA 01144-1013

Ronald E. Thomson       Vice President               One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA 01144-1013

James T. Bagley         Treasurer                    1295 State Street
                                                     Springfield, MA 01111

Bruce C. Frisbie        Assistant Treasurer          1295 State Street
                                                     Springfield, MA 01111-0001

Raymond W. Anderson     Assistant Treasurer          140 Garden Street
                                                     Hartford, CT 06154

Ann F. Lomeli           Secretary                    1295 State Street
                                                     Springfield, MA 01111-0001

Eileen D. Leo           Assistant Secretary          One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA 01144-1013

Marilyn A. Sponzo       Chief Legal Officer          One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA  01144-1013

Robert Rosenthal        Compliance Officer           One Monarch Place
                                                     1414 Main Street

                                                    Springfield, MA  01144-1013

Melissa Thompson       Registration Manager          One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA  01144-1013

Ruth B. Howe           Director of Continuing        One Monarch Place
                       Education                     1414 Main Street
                                                     Springfield, MA  01144-1013

Peter D. Cuozzo        Variable Life Supervisor and  140 Garden Street
                       Hartford OSJ Supervisor       Hartford, CT  06154

Maureen Ford           Variable Annuity Supervisor   140 Garden Street
                                                     Hartford, CT  06154

Anne Melissa Dowling   Large Corporate Markets       140 Garden Street
                       Supervisor                    Hartford, CT  06154

       (b)(2) MML Investors Services, Inc. is the co-underwriter of the Contracts. The following people are the officers and directors of the co-underwriter.

                              MML INVESTORS SERVICES, INC.
                                 OFFICERS AND DIRECTORS

OFFICER                                               BUSINESS ADDRESS
----------------------------------------------------------------------

Kenneth M. Rickson                                    One Monarch Place
President                                             1414 Main Street
                                                      Springfield, MA 01144-1013

Michael L. Kerley                                     One Monarch Place
Vice President, Chief Legal Officer,                  1414 Main Street
Chief Compliance Officer, Assistant Secretary         Springfield, MA 01144-1013

Ronald E. Thomson                                     One Monarch Place
Vice President, Treasurer                             1414 Main Street
                                                      Springfield, MA 01144-1013

Ann F. Lomeli                                         1295 State Street
Secretary                                             Springfield, MA 01111

John E. Forrest                                       One Monarch Place
Vice President                                        1414 Main Street
National Sales Director                               Springfield, MA 01144-1013

Eileen D. Leo                                         One Monarch Place
Assistant Secretary,                                  1414 Main Street
Assistant Treasurer                                   Springfield, MA 01144-1013

David Deonarine                                       One Monarch Place
Sr. Registered Options Principal                      1414 Main Street
                                                      Springfield, MA 01144-1013

Nicholas J. Orphan                                    245 Peach Tree Center
                                                      Ave., Suite 2330
Regional Supervisor (South)                           Atlanta, GA 30303

Robert W. Kumming                                     1295 State Street
Regional Pension Management Supervisor (East/Central) Springfield, MA 01111

Peter J. Zummo                                        1295 State Street
Regional Pension Management Supervisor (South/West)   Springfield, MA 01111

Bruce Lukowiak                                        6263 North Scottsdale Rd.,
Regional Supervisor (West)                            Suite 222
                                                      Scottsdale, AZ 85250

Gary L. Greenfield                                  1 Lincoln Center, Suite 1490
Regional Supervisor (Central)                       Oakbrook Terrace, IL 60181

Burvin E. Pugh, Jr.                                 1295 State Street
Chief Agency Field Force Supervisor                 Springfield, MA 01111

John P. McCloskey                                   1295 State Street
Regional Supervisor (East)                          Springfield, MA 01144

Susan Alfano                                        1295 State Street
Director                                            Springfield, MA 01111

Lawrence V. Burkett, Jr.                            1295 State Street
Chairman of the Board of Directors                  Springfield, MA 01111

Peter Cuozzo, CLU, ChFC                             140 Garden Street
Director                                            Hartford, CT 06154

John B. Davies                                      1295 State Street
Director                                            Springfield, MA 01111

Anne Melissa Dowling                                140 Garden Street
Director                                            Hartford, CT 01654

Maureen R. Ford                                     140 Garden Street
Director                                            Hartford, CT 01654

Gary T. Huffman                                     1295 State Street
Director                                            Springfield, MA 01111

Douglas J. Jangraw                                  140 Garden Street
Director                                            Hartford, CT 01654


      (c) See the section captioned "Service Arrangements and Distribution" in the Statement of Additional Information.

Item 30.        Location of Accounts and Records
                --------------------------------

                All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111.

Item 31.        Management Related Services
                ---------------------------

                None

Item 32.        Undertakings
                ------------

      (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

      (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

      (d) Registrant asserts that the Separate Account meets the definition of a separate account under the Investment Company Act of 1940.

      (e) Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the flexible and single purchase payment, individual, multiple fund variable annuity contracts described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 1, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 13 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 13 to Registration Statement No. 33-7724 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 10th day of April, 1998.

       MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1

       MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
       (Depositor)

       By: /s/ Thomas B. Wheeler*
          ------------------------
       Thomas B. Wheeler, Chief Executive Officer
       Massachusetts Mutual Life Insurance Company

/s/ Richard M. Howe      On April 10, 1998, as Attorney-in-Fact pursuant to
---------------------    powers of attorney.
*Richard M. Howe

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 13 to Registration Statement No. 33-7724 has been signed by the following persons in the capacities and on the duties indicated.

    Signature                    Title                           Date
    ---------                    -----                           ----

/s/ Thomas B. Wheeler*           Chief Executive Officer and     April 10, 1998
---------------------------      Chairman of the Board
Thomas B. Wheeler

/s/ John J. Pajak*               President, Chief                April 10, 1998
---------------------------      Operating Officer
John J. Pajak                    and Director

/s/ Joseph M. Zubretsky*         Executive Vice President,       April 10, 1998
---------------------------      Chief Financial Officer &
Joseph M. Zubretsky              Chief Accounting Officer

/s/ Roger G. Ackerman            Director                               --
---------------------------
Roger G. Ackerman

/s/ James R. Birle*              Director                        April 10, 1998
---------------------------
James R. Birle

/s/ Gene Chao*                   Director                        April 10, 1998
---------------------------

Gene Chao, Ph.D.

/s/ Patricia Diaz Dennis*        Director                        April 10, 1998
---------------------------
Patricia Diaz Dennis

/s/ Anthony Downs*               Director                        April 10, 1998
---------------------------
Anthony Downs

/s/ James L. Dunlap*             Director                        April 10, 1998
---------------------------
James L. Dunlap

/s/ William B. Ellis*            Director                        April 10, 1998
---------------------------
William B. Ellis, Ph.D.

/s/ Robert M. Furek*             Director                        April 10, 1998
---------------------------
Robert M. Furek

/s/ Charles K. Gifford*          Director                        April 10, 1998
---------------------------
Charles K. Gifford

/s/ William N. Griggs*           Director                        April 10, 1998
---------------------------
William N. Griggs

/s/ George B. Harvey*            Director                        April 10, 1998
---------------------------
George B. Harvey

/s/ Barbara B. Hauptfuhrer*      Director                        April 10, 1998
---------------------------
Barbara B. Hauptfuhrer

/s/ Sheldon B. Lubar*            Director                        April 10, 1998
---------------------------
Sheldon B. Lubar

/s/ William B. Marx, Jr.*        Director                        April 10, 1998
---------------------------
William B. Marx, Jr.

/s/ John F. Maypole*             Director                        April 10, 1998
---------------------------
John F. Maypole

/s/ Alfred M. Zeien*             Director                        April 10, 1998
---------------------------
Alfred M. Zeien

/s/ Richard M. Howe              On April 10, 1998, as Attorney-in-Fact pursuant
---------------------------
*Richard M. Howe                 to powers of attorney.

             REPRESENTATION BY REGISTRANT'S COUNSEL
             --------------------------------------

As counsel to the Registrant, I, James M. Rodolakis, have reviewed this Post-Effective Amendment No. 13 to Registration Statement No. 33-7724, and represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

                                /s/James M. Rodolakis
                                -----------------------------
                                James M. Rodolakis
                                Counsel
                                Massachusetts Mutual Life
                                Insurance Company

                                 EXHIBIT LIST

Exhibit 4           Form of Flexible Purchase Payment Multi-Fund Variable
                    Annuity Contract

Exhibit 5 Form of Application used with the Flexible Purchase Payment Multi-Fund Variable Annuity Contract

Exhibit 9           Opinion of and Consent of Counsel

Exhibit 10(i) Written consent of Coopers & Lybrand, L.L.P., Independent Accountants